TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUTOMOBILES & COMPONENTS - 1.8%
14,649	*	General Motors Co	$841,732
3,129	*	Tesla, Inc	2,089,953

		TOTAL AUTOMOBILES & COMPONENTS	2,931,685

CAPITAL GOODS - 1.7%
25,777	*	Churchill Capital Corp IV	661,953
10,658	*	Liberty Media Acquisition Corp	114,147
4,860		Roper Technologies Inc	1,960,233

		TOTAL CAPITAL GOODS	2,736,333

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
4,797	*	Cimpress plc	480,324
29,713	*	Clarivate Analytics plc	784,126
6,546	*	Driven Brands Holdings, Inc	166,399
34,048		Experian Group Ltd	1,172,986
15,827		Waste Connections, Inc	1,709,000

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,312,835

CONSUMER DURABLES & APPAREL - 2.2%
4,642		Essilor International S.A.	756,214
10,153		Nike, Inc (Class B)	1,349,232
7,433	*	Peloton Interactive, Inc	835,766
93,900		Prada S.p.A	587,343

		TOTAL CONSUMER DURABLES & APPAREL	3,528,555

CONSUMER SERVICES - 5.2%
892	*,e	Airbnb, Inc	167,643
1,222	*	Booking Holdings, Inc	2,847,065
68,291	*	Carnival Corp	1,812,443
1,033	*	Chipotle Mexican Grill, Inc (Class A)	1,467,707
6,279	*	Flutter Entertainment plc	1,341,514
15,303	*	Las Vegas Sands Corp	929,810

		TOTAL CONSUMER SERVICES	8,566,182

DIVERSIFIED FINANCIALS - 0.8%
10,484	*	Ribbit LEAP Ltd	115,324
3,628		S&P Global, Inc	1,280,212

		TOTAL DIVERSIFIED FINANCIALS	1,395,536

FOOD & STAPLES RETAILING - 1.9%
9,042		Costco Wholesale Corp	3,187,124

		TOTAL FOOD & STAPLES RETAILING	3,187,124

FOOD, BEVERAGE & TOBACCO - 2.3%
1,436		Constellation Brands, Inc (Class A)	327,408
70,613		Davide Campari-Milano NV	790,341
23,122		Keurig Dr Pepper, Inc	794,703
20,871	*	Monster Beverage Corp	1,901,139

		TOTAL FOOD, BEVERAGE & TOBACCO	3,813,591

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
11,193		Alcon, Inc	785,473
3,074	*	Align Technology, Inc	1,664,663

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

20,719	*	Boston Scientific Corp	$800,790
7,797		Cigna Corp	1,884,847
2,133	*	DexCom, Inc	766,579
3,449	*,e	GoodRx Holdings, Inc	134,580
7,779	*	Guardant Health, Inc	1,187,464
1,884	*	Intuitive Surgical, Inc	1,392,163
4,848	*	Oak Street Health, Inc	263,101

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,879,660

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
4,464		Estee Lauder Cos (Class A)	1,298,354

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,298,354

MATERIALS - 0.5%
2,787		Linde plc	780,750

		TOTAL MATERIALS	780,750

MEDIA & ENTERTAINMENT - 16.8%
4,502	*	Alphabet, Inc (Class C)	9,312,972
6,753		Comcast Corp (Class A)	365,405
10,382		Electronic Arts, Inc	1,405,411
24,806	*	Facebook, Inc	7,306,111
10,414	*	IAC/InterActive Corp	2,252,653
14,185	*	Match Group, Inc	1,948,735
1,921	*	Netflix, Inc	1,002,109
14,700		Tencent Holdings Ltd	1,173,171
21,319	*	Twitter, Inc	1,356,528
8,037	*	Walt Disney Co	1,482,987

		TOTAL MEDIA & ENTERTAINMENT	27,606,082

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
2,844	*	10X Genomics, Inc	514,764
14,323		AstraZeneca plc	1,429,557
64,259	*	Avantor, Inc	1,859,013
7,198	*	Horizon Therapeutics Plc	662,504
5,478	*	Illumina, Inc	2,103,881
1,583		Lonza Group AG.	885,371
2,244	*	Sana Biotechnology, Inc	75,107
5,632	*	Vertex Pharmaceuticals, Inc	1,210,260
16,051		Zoetis, Inc	2,527,711

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,268,168

RETAILING - 11.7%
3,573	*	Alibaba Group Holding Ltd (ADR)	810,106
3,740	*	Amazon.com, Inc	11,571,859
9,485	*	ASOS plc	723,512
13,914	*	CarMax, Inc	1,845,831
18,058	*	Coupang, Inc	891,162
8,814	*	GrubHub, Inc	528,840
9,825	*	JD.com, Inc (ADR)	828,542
14,094	*	Petco Health & Wellness Co, Inc	312,323
24,884		TJX Companies, Inc	1,646,077

		TOTAL RETAILING	19,158,252

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
16,094		Applied Materials, Inc	2,150,158
3,560		Broadcom, Inc	1,650,629
32,550		Intel Corp	2,083,200
23,105		Marvell Technology Group Ltd	1,131,683
4,717		NVIDIA Corp	2,518,548
10,842		QUALCOMM, Inc	1,437,541

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

15,635		Taiwan Semiconductor Manufacturing Co Ltd (ADR)			$1,849,308

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,821,067

SOFTWARE & SERVICES - 22.9%
3,655	*	ACV Auctions, Inc			126,500
689	*,g	Adyen NV			1,537,437
4,734	*	DocuSign, Inc			958,398
5,976		Intuit, Inc			2,289,167
38,611		Microsoft Corp			9,103,316
27,054	*	PayPal Holdings, Inc			6,569,793
5,519	*	Qualtrics International, Inc			181,630
27,620	*	salesforce.com, Inc			5,851,849
4,348	*	ServiceNow, Inc			2,174,478
13,668	*	Slack Technologies, Inc			555,331
4,482	*	Synopsys, Inc			1,110,550
2,350	*	Twilio, Inc			800,786
29,319		Visa, Inc (Class A)			6,207,712

		TOTAL SOFTWARE & SERVICES			37,466,947

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
54,340		Apple, Inc			6,637,631

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,637,631

TELECOMMUNICATION SERVICES - 1.4%
13,976	e,g	Cellnex Telecom SAU			805,691
11,527	*	T-Mobile US, Inc			1,444,218

		TOTAL TELECOMMUNICATION SERVICES			2,249,909

TRANSPORTATION - 1.2%
35,751	*	Uber Technologies, Inc			1,948,787

		TOTAL TRANSPORTATION			1,948,787

		TOTAL COMMON STOCKS			160,587,448

		(Cost $96,346,920)
PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 2.6%
$4,179,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/01/21	4,179,000

		TOTAL GOVERNMENT AGENCY DEBT			4,179,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
165,123	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		165,123

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			165,123

		TOTAL SHORT-TERM INVESTMENTS			4,344,123

		(Cost $4,344,123)
		TOTAL INVESTMENTS - 100.6% (Cost $100,691,043)			164,931,571
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(1,024,346)

		NET ASSETS - 100.0%			$163,907,225

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $917,940.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities is $2,343,128 or 1.4% of net assets.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 2.1%
8,095	*	Aptiv plc	$1,116,300
20,634	*	General Motors Co	1,185,630
2,330	*	Tesla, Inc	1,556,277

		TOTAL AUTOMOBILES & COMPONENTS	3,858,207

BANKS - 5.1%
81,987		Bank of America Corp	3,172,077
7,802	n	Citigroup, Inc	567,596
17,774		Fifth Third Bancorp	665,636
59,030		ING Groep NV	720,997
25,257		JPMorgan Chase & Co	3,844,873
14,645		Wells Fargo & Co	572,180

		TOTAL BANKS	9,543,359

CAPITAL GOODS - 7.3%
10,861	*	Builders FirstSource, Inc	503,625
2,523		Carlisle Cos, Inc	415,235
4,387		Deere & Co	1,641,352
6,453		Dover Corp	884,900
11,667		Eaton Corp	1,613,313
9,807	n	Honeywell International, Inc	2,128,806
21,445	*	InPost S.A.	351,225
11,204		ITT, Inc	1,018,556
3,195		John Bean Technologies Corp	426,021
2,330		Northrop Grumman Corp	754,081
6,532		Otis Worldwide Corp	447,115
7,664		Raytheon Technologies Corp	592,197
12,564	n	Spirit Aerosystems Holdings, Inc (Class A)	611,239
2,413	*	Teledyne Technologies, Inc	998,137
5,729		Textron, Inc	321,282
5,486		Trane Technologies plc	908,262

		TOTAL CAPITAL GOODS	13,615,346

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
3,404		Jacobs Engineering Group, Inc	440,035
5,805	*	Stericycle, Inc	391,896
7,316		Waste Management, Inc	943,910

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,775,841

CONSUMER DURABLES & APPAREL - 2.1%
4,075		Brunswick Corp	388,633
10,651		Callaway Golf Co	284,914
11,777		Levi Strauss & Co	281,588
38,305	*	Mattel, Inc	763,036
8,374		Nike, Inc (Class B)	1,112,821
12,485		Tempur Sealy International, Inc	456,452
2,393		Whirlpool Corp	527,297

		TOTAL CONSUMER DURABLES & APPAREL	3,814,741

CONSUMER SERVICES - 2.3%
1,645	*,e	Airbnb, Inc	309,161
7,121	*	Caesars Entertainment, Inc	622,731
459	*,n	Chipotle Mexican Grill, Inc (Class A)	652,156

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

1,844		Churchill Downs, Inc	$419,363
5,495		Darden Restaurants, Inc	780,290
2,385	*	Flutter Entertainment plc	509,557
4,703	*	Hilton Worldwide Holdings, Inc	568,687
9,999	*	Six Flags Entertainment Corp	464,654

		TOTAL CONSUMER SERVICES	4,326,599

DIVERSIFIED FINANCIALS - 3.0%
6,408		Blackstone Group, Inc	477,588
10,651		Discover Financial Services	1,011,738
46,136		Equitable Holdings, Inc	1,504,956
6,507		Lazard Ltd (Class A)	283,120
24,825		Morgan Stanley	1,927,910
4,403		Voya Financial, Inc	280,207

		TOTAL DIVERSIFIED FINANCIALS	5,485,519

ENERGY - 2.6%
7,001	*	Cheniere Energy, Inc	504,142
12,464	n	Chevron Corp	1,306,103
35,297	*,n	EQT Corp	655,818
12,370		Hess Corp	875,301
12,177		Marathon Petroleum Corp	651,348
5,803		Pioneer Natural Resources Co	921,632

		TOTAL ENERGY	4,914,344

FOOD & STAPLES RETAILING - 1.2%
11,655	*	BJ’s Wholesale Club Holdings, Inc	522,843
8,151	*	Performance Food Group Co	469,579
6,294		Walmart, Inc	854,914
1,210	*	Zur Rose Group AG.	455,921

		TOTAL FOOD & STAPLES RETAILING	2,303,257

FOOD, BEVERAGE & TOBACCO - 3.2%
6,124		Bunge Ltd	485,450
2,377	*	Freshpet, Inc	377,491
4,578		Hershey Co	724,056
14,979		Kraft Heinz Co	599,160
15,830		Mondelez International, Inc	926,530
9,690	*	Monster Beverage Corp	882,662
13,319		PepsiCo, Inc	1,883,973

		TOTAL FOOD, BEVERAGE & TOBACCO	5,879,322

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
6,543		Abbott Laboratories	784,113
7,284		Danaher Corp	1,639,483
1,911	*	DexCom, Inc	686,794
13,454	*	Envista Holdings Corp	548,923
3,084	*	Guardant Health, Inc	470,773
1,326	n	Humana, Inc	555,925
1,743	*	IDEXX Laboratories, Inc	852,867
15,205		Medtronic plc	1,796,167
3,795	n	STERIS plc	722,872
4,813		UnitedHealth Group, Inc	1,790,773
1,699		West Pharmaceutical Services, Inc	478,744
5,986		Zimmer Biomet Holdings, Inc	958,239

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,285,673

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
3,418		Estee Lauder Cos (Class A)	994,125
16,983		Procter & Gamble Co	2,300,008

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

4,174		Reckitt Benckiser Group plc	$373,616

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,667,749

INSURANCE - 2.1%
3,548		Everest Re Group Ltd	879,230
22,381		Hartford Financial Services Group, Inc	1,494,827
24,325		Metlife, Inc	1,478,717

		TOTAL INSURANCE	3,852,774

MATERIALS - 4.4%
2,097		Avient Corp	99,125
1,583		Celanese Corp (Series A)	237,149
18,791		CF Industries Holdings, Inc	852,736
22,174	n	Corteva, Inc	1,033,752
17,398		Dow, Inc	1,112,428
5,039	n	DuPont de Nemours, Inc	389,414
4,151		International Flavors & Fragrances, Inc	579,521
7,918		Linde plc	2,218,149
42,028	*	Lynas Corp Ltd	197,959
5,867		Mosaic Co	185,456
6,432		PPG Industries, Inc	966,472
2,429		Reliance Steel & Aluminum Co	369,912

		TOTAL MATERIALS	8,242,073

MEDIA & ENTERTAINMENT - 10.1%
3,420	*	Alphabet, Inc (Class C)	7,074,714
26,801		Comcast Corp (Class A)	1,450,202
11,989	*	Facebook, Inc	3,531,120
3,445	*,n	Match Group, Inc	473,274
3,130	*,n	Netflix, Inc	1,632,796
17,853		News Corp (Class A)	454,002
6,792	*,n	Snap, Inc	355,154
4,488	*,n	Take-Two Interactive Software, Inc	793,030
4,634	*	Twitter, Inc	294,861
14,489	*	Walt Disney Co	2,673,510

		TOTAL MEDIA & ENTERTAINMENT	18,732,663

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
2,214	*	10X Genomics, Inc	400,734
21,230	n	AbbVie, Inc	2,297,511
9,440	*,n	Acadia Pharmaceuticals, Inc	243,552
5,544		AstraZeneca plc	553,338
31,724	*	Avantor, Inc	917,775
4,846	*	Axsome Therapeutics, Inc	274,381
5,162	*	Catalent, Inc	543,610
14,806		Daiichi Sankyo Co Ltd	431,976
3,450	n	Eli Lilly & Co	644,529
7,808	*	Genmab A.S. (ADR)	256,337
6,706		Gilead Sciences, Inc	433,409
8,074	*,n	Horizon Therapeutics Plc	743,131
4,302	*	Ionis Pharmaceuticals, Inc	193,418
4,566	*	IQVIA Holdings, Inc	881,877
881		Lonza Group AG.	492,743
10,819		Merck & Co, Inc	834,037
3,042		Merck KGaA	520,346
46,676		Pfizer, Inc	1,691,071
2,003	*	Seagen, Inc	278,137

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,631,912

REAL ESTATE - 1.0%
9,589		Prologis, Inc	1,016,434
6,951	n	Simon Property Group, Inc	790,815

		TOTAL REAL ESTATE	1,807,249

TIAA - CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RETAILING - 8.0%
2,278	*	Amazon.com, Inc	$7,048,314
5,930	*,n	Children’s Place, Inc	413,321
16,651	*	Coupang, Inc	821,727
9,010	*,n	Expedia Group, Inc	1,550,801
6,584	n	Home Depot, Inc	2,009,766
20,658	*,n	Petco Health & Wellness Co, Inc	457,781
7,632		Target Corp	1,511,670
61,139	*	THG Holdings Ltd	525,525
12,521	*	Urban Outfitters, Inc	465,656

		TOTAL RETAILING	14,804,561

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
6,738	*	Advanced Micro Devices, Inc	528,933
7,786		Applied Materials, Inc	1,040,210
2,268		Broadcom, Inc	1,051,581
5,453	*	Cree, Inc	589,633
1,421	*,n	Enphase Energy, Inc	230,430
24,347		Intel Corp	1,558,208
14,545	n	Marvell Technology Group Ltd	712,414
2,186	n	Monolithic Power Systems, Inc	772,117
3,781		NVIDIA Corp	2,018,789
4,403		NXP Semiconductors NV	886,500
5,535	n	QUALCOMM, Inc	733,886
2,607		Skyworks Solutions, Inc	478,332
1,955		Universal Display Corp	462,885

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,063,918

SOFTWARE & SERVICES - 11.5%
7,813	*	Fiserv, Inc	930,059
879		Global Payments, Inc	177,189
5,394	*	Liveperson, Inc	284,480
7,984		Mastercard, Inc (Class A)	2,842,703
43,194		Microsoft Corp	10,183,849
4,410	*	nCino, Inc	294,235
9,354	*	Nuance Communications, Inc	408,209
7,078	*	PayPal Holdings, Inc	1,718,822
9,344	*	salesforce.com, Inc	1,979,713
2,544	*	ServiceNow, Inc	1,272,280
2,701	*	Synopsys, Inc	669,254
878	*	Twilio, Inc	299,187
1,800	*,n	Zscaler, Inc	309,006

		TOTAL SOFTWARE & SERVICES	21,368,986

TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
85,331	n	Apple, Inc	10,423,182
7,490	*	Calix, Inc	259,603
8,865	*	Ciena Corp	485,093
34,049		Cisco Systems, Inc	1,760,674
4,183		Cognex Corp	347,147
18,198	*	Stratasys Ltd	471,328
9,489		TE Connectivity Ltd	1,225,125

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	14,972,152

TELECOMMUNICATION SERVICES - 0.5%
6,768	*	T-Mobile US, Inc	847,963

		TOTAL TELECOMMUNICATION SERVICES	847,963

TRANSPORTATION - 2.2%
13,621	*	Delta Air Lines, Inc	657,622
4,255		DSV AS	834,591
1,275	*	Saia, Inc	293,990

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

5,005	*	Uber Technologies, Inc			$272,823
3,389		Union Pacific Corp			746,969
7,155		United Parcel Service, Inc (Class B)			1,216,278

		TOTAL TRANSPORTATION			4,022,273

UTILITIES - 1.3%
4,924		Eversource Energy			426,369
19,102		NextEra Energy, Inc			1,444,302
11,965		RWE AG.			469,528

		TOTAL UTILITIES			2,340,199

		TOTAL COMMON STOCKS			185,156,680

		(Cost $99,763,538)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
100		Boeing Co			1,880

		TOTAL CAPITAL GOODS			1,880

DIVERSIFIED FINANCIALS - 0.0%
800		CME Group, Inc			240

		TOTAL DIVERSIFIED FINANCIALS			240

MATERIALS - 0.0%
1,200		DuPont de Nemours, Inc			1,962

		TOTAL MATERIALS			1,962

MEDIA & ENTERTAINMENT - 0.0%
2,000		ViacomCBS, Inc			10,400

		TOTAL MEDIA & ENTERTAINMENT			10,400

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,000		Lumentum Holdings, Inc			9,100

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,100

		TOTAL PURCHASED OPTIONS			23,582

		(Cost $35,693)
PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.4%
$368,000		Federal Home Loan Bank (FHLB)	0.005%	04/01/21	368,000
100,000		FHLB	0.005	04/14/21	100,000
304,000		FHLB	0.005	04/16/21	304,000

		TOTAL GOVERNMENT AGENCY DEBT			772,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
304,437	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		304,437

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			304,437

		TOTAL SHORT-TERM INVESTMENTS			1,076,437

		(Cost $1,076,436)
		TOTAL INVESTMENTS - 100.6%			186,256,699
		(Cost $100,875,667)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(1,141,200)

		NET ASSETS - 100.0%			$185,115,499

Abbreviation(s):

ADR	American Depositary Receipt

TIAA-CREF LIFE FUNDS - Growth & Income Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $305,966.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of March 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Boeing Co, Call	1	$3,035	$250.00	05/21/21	$1,880
CME Group, Inc, Call	8	1,096	220.00	04/16/21	240
DuPont de Nemours, Inc, Call	12	6,301	87.50	07/16/21	1,962
Lumentum Holdings, Inc, Call	10	11,520	95.00	09/17/21	9,100
ViacomCBS, Inc, Call	20	13,741	52.50	09/17/21	10,400
Total	51	$35,693			$23,582

Written options outstanding as of March 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	15	$(1,475)	$82.50	05/21/21	$(420)
ACADIA Pharmaceuticals, Inc, Put	15	(4,722)	17.50	01/21/22	(3,900)
Alkermes plc, Put	13	(1,882)	14.00	05/21/21	(208)
Alkermes plc, Put	9	(802)	16.00	05/21/21	(2,160)
Anaplan, Inc, Put	22	(7,947)	40.00	11/19/21	(6,820)
Apple, Inc, Call	14	(2,869)	150.00	07/16/21	(1,876)
Apple, Inc, Call	28	(30,074)	150.00	09/17/21	(7,308)
Apple, Inc, Put	12	(4,055)	110.00	05/21/21	(1,932)
Apple, Inc, Put	12	(3,888)	105.00	06/18/21	(1,680)
Apple, Inc, Put	28	(9,882)	110.00	06/18/21	(6,524)
Arcturus Therapeutics Holdings, Inc, Put	10	(13,054)	45.00	09/17/21	(13,700)
Arcturus Therapeutics Holdings, Inc, Put	12	(17,295)	50.00	09/17/21	(20,640)
Biogen, Inc, Put	3	(4,187)	220.00	06/18/21	(2,310)
Boeing Co, Call	1	(2,028)	280.00	05/21/21	(755)
Boeing Co, Put	3	(8,701)	205.00	05/21/21	(765)
Celsius Holdings, Inc, Put	30	(1,221)	35.00	04/16/21	(600)
Chevron Corp, Call	5	(1,075)	125.00	06/18/21	(325)
Chevron Corp, Put	5	(775)	87.50	05/21/21	(275)
Chevron Corp, Put	5	(540)	85.00	06/18/21	(375)
Children’s Place, Inc, Call	14	(17,191)	100.00	09/17/21	(6,580)
Children’s Place, Inc, Put	6	(1,002)	55.00	05/21/21	(1,002)
Children’s Place, Inc, Put	8	(2,976)	45.00	06/18/21	(776)
Children’s Place, Inc, Put	14	(10,051)	50.00	09/17/21	(6,300)
Chipotle Mexican Grill, Inc, Call	1	(6,675)	1,780.00	09/17/21	(2,520)
Chipotle Mexican Grill, Inc, Put	1	(3,458)	1,100.00	09/17/21	(2,720)
Citigroup, Inc, Call	9	(3,510)	87.50	01/21/22	(3,015)
Citigroup, Inc, Put	9	(3,510)	57.50	01/21/22	(2,637)
CME Group, Inc, Call	8	(272)	230.00	04/16/21	(200)
CME Group, Inc, Put	8	(784)	160.00	04/16/21	(100)
Corteva, Inc, Call	16	(1,847)	50.00	06/18/21	(2,480)
Corteva, Inc, Put	16	(1,945)	34.00	06/18/21	(360)
DraftKings, Inc, Put	24	(2,399)	55.00	04/16/21	(1,848)
DuPont de Nemours, Inc, Call	12	(2,975)	95.00	07/16/21	(780)
DuPont de Nemours, Inc, Put	12	(5,123)	60.00	10/15/21	(1,320)
Eli Lilly and Co, Put	7	(982)	170.00	04/16/21	(245)
Emergent BioSolutions, Inc, Put	14	(6,407)	75.00	06/18/21	(3,465)
Enphase Energy, Inc, Call	4	(9,344)	240.00	05/21/21	(1,440)
Enphase Energy, Inc, Call	4	(3,329)	220.00	08/20/21	(5,600)
Enphase Energy, Inc, Put	4	(4,592)	130.00	05/21/21	(2,280)
Enphase Energy, Inc, Put	4	(4,227)	110.00	08/20/21	(2,850)
EQT Corp, Put	40	(1,159)	14.00	05/21/21	(1,100)
Expedia Group, Inc, Call	8	(2,776)	190.00	04/16/21	(1,016)
Expedia Group, Inc, Call	7	(7,405)	190.00	07/16/21	(7,560)
Expedia Group, Inc, Put	7	(5,400)	140.00	07/16/21	(2,905)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Groupon, Inc, Put	30	$(1,589)	$40.00	$04/16/21	$(780)
Home Depot, Inc, Call	4	(1,792)	330.00	08/20/21	(3,052)
Home Depot, Inc, Put	4	(2,566)	260.00	08/20/21	(1,620)
Honeywell International, Inc, Put	8	(1,624)	160.00	06/18/21	(508)
Horizon Therapeutics PLC, Call	12	(2,515)	105.00	04/16/21	(540)
Horizon Therapeutics PLC, Call	12	(2,160)	105.00	05/21/21	(2,160)
Horizon Therapeutics PLC, Put	18	(1,331)	65.00	05/21/21	(648)
Humana, Inc, Put	3	(1,280)	300.00	05/21/21	(180)
Lumentum Holdings, Inc, Call	10	(7,979)	105.00	09/17/21	(5,800)
Lumentum Holdings, Inc, Put	6	(3,948)	75.00	09/17/21	(2,280)
Lumentum Holdings, Inc, Put	4	(3,412)	80.00	09/17/21	(2,280)
Marvell Technology Group Ltd, Put	30	(419)	40.00	04/23/21	(419)
Match Group, Inc, Call	5	(3,520)	210.00	06/18/21	(190)
Menora Mivtachim Holdings Ltd, Put	11	(3,489)	100.00	07/16/21	(2,172)
MKS Instruments, Inc, Put	10	(1,680)	120.00	04/16/21	(2,550)
Monolithic Power Systems, Inc, Put	4	(3,786)	260.00	06/18/21	(680)
NetFlix, Inc, Call	5	(680)	600.00	04/16/21	(265)
Nordstrom, Inc, Put	14	(1,175)	25.00	04/16/21	(161)
Nordstrom, Inc, Put	13	(1,728)	27.50	04/16/21	(104)
Nordstrom, Inc, Put	40	(11,198)	30.00	07/16/21	(6,840)
NRG Energy, Inc, Put	36	(2,267)	33.00	04/16/21	(360)
Palomar Holdings, Inc, Put	24	(1,823)	50.00	05/21/21	(1,823)
Petco Health & Wellness Co, Inc, Call	30	(1,019)	30.00	04/16/21	(240)
QUALCOMM, Inc, Put	10	(1,330)	115.00	04/16/21	(220)
Simon Property Group, Inc, Call	10	(1,290)	140.00	04/16/21	(290)
Simon Property Group, Inc, Put	10	(880)	90.00	04/16/21	(90)
Snap, Inc, Put	20	(4,590)	45.00	04/30/21	(3,780)
Spirit AeroSystems Holdings, Inc, Call	10	(786)	55.00	04/16/21	(500)
Spirit AeroSystems Holdings, Inc, Call	10	(250)	60.00	04/16/21	(150)
STERIS plc, Put	4	(1,828)	155.00	06/18/21	(570)
Take-Two Interactive Software, Inc, Put	5	(1,490)	155.00	04/16/21	(112)
Tupperware Brands Corp, Put	30	(2,394)	20.00	04/16/21	(150)
Universal Health Services, Inc, Put	8	(5,368)	110.00	07/16/21	(1,700)
ViacomCBS, Inc, Call	20	(8,859)	60.00	09/17/21	(6,800)
ViacomCBS, Inc, Put	20	(11,467)	48.00	09/17/21	(19,300)
Wynn Resorts Ltd, Put	10	(3,255)	105.00	04/01/21	(50)
Zscaler, Inc, Put	6	(1,166)	155.00	04/16/21	(882)
Total	1,005	$(333,744)			$(203,918)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.6%
9,168	*	General Motors Co	$526,793

		TOTAL AUTOMOBILES & COMPONENTS	526,793

BANKS - 13.4%
76,414		Bank of America Corp	2,956,458
23,167		Citigroup, Inc	1,685,399
23,494		JPMorgan Chase & Co	3,576,491
5,447		PNC Financial Services Group, Inc	955,458
16,690		US Bancorp	923,124
22,855		Wells Fargo & Co	892,945

		TOTAL BANKS	10,989,875

CAPITAL GOODS - 14.4%
2,485		Allegion plc	312,166
2,292	*	Boeing Co	583,818
4,160		Caterpillar, Inc	964,579
4,711		Deere & Co	1,762,574
6,173		Dover Corp	846,504
6,351		Eaton Corp	878,216
8,459		Honeywell International, Inc	1,836,195
15,677		Masco Corp	939,052
4,218		Parker-Hannifin Corp	1,330,484
11,492		Raytheon Technologies Corp	887,987
2,126		Stanley Black & Decker, Inc	424,498
6,477		Trane Technologies plc	1,072,332

		TOTAL CAPITAL GOODS	11,838,405

CONSUMER DURABLES & APPAREL - 1.3%
227	*	NVR, Inc	1,069,381

		TOTAL CONSUMER DURABLES & APPAREL	1,069,381

CONSUMER SERVICES - 2.8%
255	*	Booking Holdings, Inc	594,109
8,080	*	Hilton Worldwide Holdings, Inc	977,034
3,364		McDonald’s Corp	754,007

		TOTAL CONSUMER SERVICES	2,325,150

DIVERSIFIED FINANCIALS - 5.9%
9,031		American Express Co	1,277,344
4,610	*	Berkshire Hathaway, Inc (Class B)	1,177,717
1,030		BlackRock, Inc	776,579
4,920		Goldman Sachs Group, Inc	1,608,840

		TOTAL DIVERSIFIED FINANCIALS	4,840,480

ENERGY - 4.5%
13,666		Chevron Corp	1,432,060
16,323		ConocoPhillips	864,629
5,222		EOG Resources, Inc	378,752
10,912		Exxon Mobil Corp	609,217
5,660		Valero Energy Corp	405,256

		TOTAL ENERGY	3,689,914

FOOD & STAPLES RETAILING - 1.4%
8,488		Walmart, Inc	1,152,925

		TOTAL FOOD & STAPLES RETAILING	1,152,925

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 0.8%
11,585		Mondelez International, Inc	$678,070

		TOTAL FOOD, BEVERAGE & TOBACCO	678,070

HEALTH CARE EQUIPMENT & SERVICES - 8.2%
3,186		Anthem, Inc	1,143,615
5,129		Cigna Corp	1,239,884
4,893		HCA Healthcare, Inc	921,548
9,527		Medtronic plc	1,125,424
3,216		UnitedHealth Group, Inc	1,196,577
7,145		Zimmer Biomet Holdings, Inc	1,143,772

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,770,820

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
4,863		Procter & Gamble Co	658,596

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	658,596

INSURANCE - 4.3%
21,309		American International Group, Inc	984,689
7,998		Chubb Ltd	1,263,444
5,518		Marsh & McLennan Cos, Inc	672,093
7,183		Prudential Financial, Inc	654,371

		TOTAL INSURANCE	3,574,597

MATERIALS - 4.6%
3,755		Ball Corp	318,199
10,576		Crown Holdings, Inc	1,026,295
5,554		DuPont de Nemours, Inc	429,213
2,302		Linde plc	644,882
6,045		PPG Industries, Inc	908,322
2,739		Reliance Steel & Aluminum Co	417,122

		TOTAL MATERIALS	3,744,033

MEDIA & ENTERTAINMENT - 8.1%
913	*	Alphabet, Inc (Class C)	1,888,659
1,065	*	Charter Communications, Inc	657,126
40,307		Comcast Corp (Class A)	2,181,012
10,476	*	Walt Disney Co	1,933,032

		TOTAL MEDIA & ENTERTAINMENT	6,659,829

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
1,148		Amgen, Inc	285,634
14,646		Bristol-Myers Squibb Co	924,602
14,400		Johnson & Johnson	2,366,640
8,753		Merck & Co, Inc	674,769
17,515		Pfizer, Inc	634,568

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,886,213

REAL ESTATE - 0.9%
7,212		Prologis, Inc	764,472

		TOTAL REAL ESTATE	764,472

RETAILING - 1.8%
4,854		Home Depot, Inc	1,481,683

		TOTAL RETAILING	1,481,683

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
5,124		Analog Devices, Inc	794,630
8,990		Applied Materials, Inc	1,201,064
19,217		Intel Corp	1,229,888
820		Lam Research Corp	488,097
10,197	*	Micron Technology, Inc	899,477

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY			VALUE

4,484		NXP Semiconductors NV			$902,809

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,515,965

SOFTWARE & SERVICES - 3.5%
3,740		Accenture plc			1,033,175
1,362	*	Fiserv, Inc			162,133
5,385		Microsoft Corp			1,269,621
6,058		Oracle Corp			425,090

		TOTAL SOFTWARE & SERVICES			2,890,019

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
20,128		Cisco Systems, Inc			1,040,819
10,443		TE Connectivity Ltd			1,348,296

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,389,115

TELECOMMUNICATION SERVICES - 1.5%
6,277	*	T-Mobile US, Inc			786,445
8,024		Verizon Communications, Inc			466,596

		TOTAL TELECOMMUNICATION SERVICES			1,253,041

TRANSPORTATION - 2.8%
6,150		CSX Corp			592,983
5,899		Union Pacific Corp			1,300,199
2,387		United Parcel Service, Inc (Class B)			405,766

		TOTAL TRANSPORTATION			2,298,948

UTILITIES - 2.6%
7,748		American Electric Power Co, Inc			656,256
27,654		Centerpoint Energy, Inc			626,363
6,620		Entergy Corp			658,491
2,575		NextEra Energy, Inc			194,696

		TOTAL UTILITIES			2,135,806

		TOTAL COMMON STOCKS			82,134,130

		(Cost $54,491,660)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 0.6%
$499,000		Federal Farm Credit Bank (FFCB)	0.010%	04/01/21	499,000

		TOTAL GOVERNMENT AGENCY DEBT			499,000

TREASURY DEBT - 1.2%
945,000		United States Treasury Bill	0.005	04/01/21	945,000

		TOTAL TREASURY DEBT			945,000

		TOTAL SHORT-TERM INVESTMENTS			1,444,000

		(Cost $1,444,000)
		TOTAL INVESTMENTS - 101.5%			83,578,130
		(Cost $55,935,660)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(1,221,296)

		NET ASSETS - 100.0%			$82,356,834

*	Non-income producing

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

CASINOS & GAMING - 2.1%
9,600	*	Las Vegas Sands Corp	$583,296
14,400		MGM Resorts International	547,056
5,300	*	Wynn Resorts Ltd	664,461

		TOTAL CASINOS & GAMING	1,794,813

DIVERSIFIED REITS - 1.2%
41,900		Empire State Realty Trust, Inc	466,347
16,000		STORE Capital Corp	536,000

		TOTAL DIVERSIFIED REITS	1,002,347

HEALTH CARE REITS - 7.3%
42,000		Healthpeak Properties Inc	1,333,080
14,400		Omega Healthcare Investors, Inc	527,472
38,000		Sabra Healthcare REIT, Inc	659,680
33,500		Ventas, Inc	1,786,890
28,200		Welltower, Inc	2,019,966

		TOTAL HEALTH CARE REITS	6,327,088

HOTEL & RESORT REITS - 2.3%
48,000	*	Host Hotels and Resorts, Inc	808,800
9,400		MGM Growth Properties LLC	306,628
31,400	*	Park Hotels & Resorts, Inc	677,612
14,400	*	Sunstone Hotel Investors, Inc	179,424

		TOTAL HOTEL & RESORT REITS	1,972,464

HOTELS, RESORTS & CRUISE LINES - 1.0%
2,400	*	Hilton Worldwide Holdings, Inc	290,208
3,900	*	Marriott International, Inc (Class A)	577,629

		TOTAL HOTELS, RESORTS & CRUISE LINES	867,837

INDUSTRIAL REITS - 11.7%
3,900		EastGroup Properties, Inc	558,792
2,000		Innovative Industrial Properties, Inc	360,320
51,100		Prologis, Inc	5,416,600
52,800		Rexford Industrial Realty, Inc	2,661,120
19,200		Terreno Realty Corp	1,109,184

		TOTAL INDUSTRIAL REITS	10,106,016

INTERNET SERVICES & INFRASTRUCTURE - 2.0%
11,500	*	GDS Holdings Ltd (ADR)	932,535
52,000	*	Megaport Ltd	439,352
42,600	*	NEXTDC Ltd	339,294

		TOTAL INTERNET SERVICES & INFRASTRUCTURE	1,711,181

OFFICE REITS - 8.2%
11,500		Alexandria Real Estate Equities, Inc	1,889,450
14,600		Boston Properties, Inc	1,478,396
11,000		Kilroy Realty Corp	721,930
15,800		SL Green Realty Corp	1,105,842
41,700		Vornado Realty Trust	1,892,763

		TOTAL OFFICE REITS	7,088,381

RESIDENTIAL REITS - 22.8%
39,800		American Homes 4 Rent	1,326,932
9,800		Apartment Income REIT Corp	419,048
19,600		AvalonBay Communities, Inc	3,616,396
6,300		Camden Property Trust	692,433
22,900		Equity Lifestyle Properties, Inc	1,457,356
52,900		Equity Residential	3,789,227

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

8,200		Essex Property Trust, Inc	$2,229,088
110,000		Ingenia Communities Group	424,483
63,400		Invitation Homes, Inc	2,028,166
5,500		Mid-America Apartment Communities, Inc	793,980
11,600		Sun Communities, Inc	1,740,464
25,000		UDR, Inc	1,096,500

		TOTAL RESIDENTIAL REITS	19,614,073

RETAIL REITS - 12.3%
8,500		Agree Realty Corp	572,135
28,700		Brixmor Property Group, Inc	580,601
40,700		Kimco Realty Corp	763,125
33,200		Macerich Co	388,440
5,300		Realty Income Corp	336,550
22,000		Regency Centers Corp	1,247,620
45,600		Simon Property Group, Inc	5,187,912
54,000		SITE Centers Corp	732,240
7,200		Spirit Realty Capital, Inc	306,000
30,600		Tanger Factory Outlet Centers, Inc	462,978

		TOTAL RETAIL REITS	10,577,601

SPECIALIZED REITS - 27.9%
23,200		American Tower Corp	5,546,192
16,600		Crown Castle International Corp	2,857,358
13,100		Digital Realty Trust, Inc	1,845,004
19,700		EPR Properties	917,823
6,300		Equinix, Inc	4,281,417
4,400		Extra Space Storage, Inc	583,220
8,000		Gaming and Leisure Properties, Inc	339,440
9,700		Lamar Advertising Co	911,024
8,600		National Storage Affiliates Trust	343,398
29,500	*	Outfront Media, Inc	643,985
8,700		Public Storage, Inc	2,146,812
3,200		SBA Communications Corp	888,160
30,200		VICI Properties, Inc	852,848
51,600		Weyerhaeuser Co	1,836,960

		TOTAL SPECIALIZED REITS	23,993,641

		TOTAL COMMON STOCKS	85,055,442

		(Cost $54,315,524)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 1.2%
$1,041,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/01/21	1,041,000

	TOTAL GOVERNMENT AGENCY DEBT			1,041,000

	TOTAL SHORT-TERM INVESTMENTS			1,041,000

	(Cost $1,041,000)
	TOTAL INVESTMENTS - 100.0%			86,096,442
	(Cost $55,356,524)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			23,925

	NET ASSETS - 100.0%			$86,120,367

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

AUTOMOBILES & COMPONENTS - 1.0%
4,300	*	Adient plc	$190,060
1,850	*	Gentherm, Inc	137,104
2,490	*	Goodyear Tire & Rubber Co	43,749
8,220	*	Modine Manufacturing Co	121,409
1,140		Patrick Industries, Inc	96,900
1,340		Standard Motor Products, Inc	55,717
6,300	*	Tenneco, Inc	67,536

		TOTAL AUTOMOBILES & COMPONENTS	712,475

BANKS - 10.2%
1,260		Amalgamated Financial Corp	20,903
2,336	*	Axos Financial, Inc	109,815
1,822		Bank of NT Butterfield & Son Ltd	69,637
2,170		Banner Corp	115,726
6,284		Cathay General Bancorp	256,262
3,650		Central Pacific Financial Corp	97,382
3,142		ConnectOne Bancorp, Inc	79,650
4,933	*	Customers Bancorp, Inc	156,968
7,121		Essent Group Ltd	338,176
1,684		Federal Agricultural Mortgage Corp	169,612
2,252		First Bancorp	97,962
7,900		First Financial Bancorp	189,600
2,055		First Merchants Corp	95,558
4,589		Flagstar Bancorp, Inc	206,964
5,110		Glacier Bancorp, Inc	291,679
4,029		Great Western Bancorp, Inc	122,038
2,230		Heartland Financial USA, Inc	112,080
4,350		Heritage Commerce Corp	53,157
7,976		Hilltop Holdings, Inc	272,221
1,330		HomeStreet, Inc	58,613
3,280		Horizon Bancorp	60,942
1,804		Independent Bank Corp	42,647
2,790		Independent Bank Group, Inc	201,550
20,060		Investors Bancorp, Inc	294,681
4,570		Kearny Financial Corp	55,206
2,839		Lakeland Bancorp, Inc	49,484
480		Lakeland Financial Corp	33,211
4,086	*	Mr Cooper Group, Inc	142,029
4,500		National Bank Holdings Corp	178,560
4,779	*	NMI Holdings, Inc	112,976
4,815		OceanFirst Financial Corp	115,271
10,565		OFG Bancorp	238,980
6,590		Pacific Premier Bancorp, Inc	286,270
1,290		Peapack Gladstone Financial Corp	39,835
1,673		PennyMac Financial Services, Inc	111,874
3,864		Premier Financial Corp	128,517
1,184		QCR Holdings, Inc	55,908
16,557		Radian Group, Inc	384,950
6,050		Simmons First National Corp (Class A)	179,504
5,790	*	The Bancorp, Inc	119,969
2,870		Towne Bank	87,248
3,790	*	Tristate Capital Holdings, Inc	87,397
14,403		United Community Banks, Inc	491,430
3,187		Walker & Dunlop, Inc	327,432
2,620		Washington Federal, Inc	80,696
5,670		WesBanco, Inc	204,460
4,150		WSFS Financial Corp	206,629

		TOTAL BANKS	7,231,659

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 12.1%
5,562		Advanced Drainage Systems, Inc	$575,055
2,040	*	Aerovironment, Inc	236,763
980		Altra Industrial Motion Corp	54,214
6,980	*,g	API Group Corp	144,347
2,630		Applied Industrial Technologies, Inc	239,777
2,100		Astec Industries, Inc	158,382
4,188	*	Atkore International Group, Inc	301,117
3,929	*	Bloom Energy Corp	106,280
5,185		Boise Cascade Co	310,219
14,317	*	Builders FirstSource, Inc	663,879
720	*	Chart Industries, Inc	102,492
2,469		Columbus McKinnon Corp	130,265
7,651		Comfort Systems USA, Inc	572,065
3,080	*	Construction Partners Inc	92,030
10,950	*	Cornerstone Building Brands, Inc	153,629
1,418		CSW Industrials, Inc	191,430
2,020		EMCOR Group, Inc	226,563
1,337		EnPro Industries, Inc	114,006
7,171		Federal Signal Corp	274,649
900		Franklin Electric Co, Inc	71,046
4,640	*	Great Lakes Dredge & Dock Corp	67,651
3,290		Hillenbrand, Inc	156,966
506	*	Mastec, Inc	47,412
4,690		Maxar Technologies, Inc	177,376
1,780		McGrath RentCorp	143,557
3,500	*	Meritor, Inc	102,970
3,252		Mueller Industries, Inc	134,470
11,580	*	Plug Power, Inc	415,027
5,890		Primoris Services Corp	195,136
1,620	*	RBC Bearings, Inc	318,767
9,370	*	Resideo Technologies, Inc	264,703
7,655	d	Rexnord Corp	360,474
4,180		Rush Enterprises, Inc (Class A)	208,289
2,850		Shyft Group, Inc	106,020
1,700		Simpson Manufacturing Co, Inc	176,341
660	*	SiteOne Landscape Supply, Inc	112,688
5,460	*	Sunrun, Inc	330,221
2,890	*	The ExOne Company	90,630
900	*	Titan Machinery, Inc	22,950
2,670		Triton International Ltd	146,823
10,720	*	WillScot Mobile Mini Holdings Corp	297,480

		TOTAL CAPITAL GOODS	8,594,159

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
2,880		ABM Industries, Inc	146,909
1,420		Brady Corp (Class A)	75,899
2,393		Exponent, Inc	233,198
1,610	*	Franklin Covey Co	45,547
4,200		HNI Corp	166,152
1,590		ICF International, Inc	138,966
1,050		Insperity, Inc	87,927
8,990		KBR, Inc	345,126
2,228		Kforce, Inc	119,421
3,329		Mantech International Corp (Class A)	289,456
5,480	*	TriNet Group, Inc	427,221
10,260	*	Upwork, Inc	459,340

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,535,162

CONSUMER DURABLES & APPAREL - 3.9%
4,200	*	Beazer Homes USA, Inc	87,864
7,700		Callaway Golf Co	205,975
3,366	*	Century Communities, Inc	203,037
4,220	*	CROCS, Inc	339,499
630	*	Deckers Outdoor Corp	208,165
560		Johnson Outdoors, Inc	79,940
5,040	*	Purple Innovation, Inc	159,516
4,114	*	Skyline Champion Corp	186,200
3,510		Smith & Wesson Brands, Inc	61,249

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,785	*	Sonos, Inc	$441,584
7,340	*	Taylor Morrison Home Corp	226,145
5,610	*	Turtle Beach Corp	149,619
3,700	*	Vista Outdoor, Inc	118,659
4,520	*	YETI Holdings, Inc	326,389

		TOTAL CONSUMER DURABLES & APPAREL	2,793,841

CONSUMER SERVICES - 4.5%
5,426	*	Adtalem Global Education, Inc	214,544
2,240	*	American Public Education, Inc	79,811
270	*	Biglari Holdings, Inc (B Shares)	35,845
7,110	*	Bloomin’ Brands, Inc	192,326
802	*	Bluegreen Vacations Holding Corp	14,869
2,560	*	Caesars Entertainment, Inc	223,872
2,830		Carriage Services, Inc	99,588
7,290	*	Carrols Restaurant Group, Inc	43,631
2,440	*	Chuy’s Holdings, Inc	108,141
2,040	*	Dave & Buster’s Entertainment, Inc	97,716
7,070	*	Everi Holdings, Inc	99,758
3,110	*	GAN Ltd	56,602
5,930	*	Hilton Grand Vacations, Inc	222,316
26,820	*	Houghton Mifflin Harcourt Co	204,368
13,040	*	International Game Technology plc	209,292
2,180		Jack in the Box, Inc	239,320
8,210	*	Laureate Education, Inc	111,574
5,140	*	Noodles & Co	53,199
8,889	*	Perdoceo Education Corp	106,313
3,500	*	Red Robin Gourmet Burgers, Inc	139,615
7,070	*	Red Rock Resorts, Inc	230,411
6,520	*	SeaWorld Entertainment, Inc	323,848
3,149	*	Stride, Inc	94,816

		TOTAL CONSUMER SERVICES	3,201,775

DIVERSIFIED FINANCIALS - 3.1%
2,400		Artisan Partners Asset Management, Inc	125,208
39,840		BGC Partners, Inc (Class A)	192,427
5,758	*	Blucora, Inc	95,813
4,468		Brightsphere Investment Group, Inc	91,058
5,273		Cowen Group, Inc	185,346
5,960	*	Enova International, Inc	211,461
8,310		Federated Investors, Inc (Class B)	260,103
2,780	*	Green Dot Corp	127,296
1,130		Hamilton Lane, Inc	100,073
1,620		Piper Jaffray Cos	177,633
10,163		Stifel Financial Corp	651,042

		TOTAL DIVERSIFIED FINANCIALS	2,217,460

ENERGY - 3.3%
24,240	*	Antero Resources Corp	247,248
7,613		Berry Petroleum Co LLC	41,948
6,850		Brigham Minerals, Inc	100,284
12,310	*	ChampionX Corp	267,496
4,440	*	CNX Resources Corp	65,268
6,000		Delek US Holdings, Inc	130,680
10,520	*	Green Plains Inc	284,776
5,140	*	Liberty Oilfield Services, Inc	58,031
33,093	*	NexTier Oilfield Solutions, Inc	123,106
11,630	*	Oceaneering International, Inc	132,815
10,465	*	Par Pacific Holdings, Inc	147,766
11,130	*	PBF Energy, Inc	157,490
7,520	*	PDC Energy, Inc	258,688
17,090	*	ProPetro Holding Corp	182,179
2,285	*	Renewable Energy Group, Inc	150,901

		TOTAL ENERGY	2,348,676

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.3%
3,842		Andersons, Inc	$105,194
11,273	*	BJ’s Wholesale Club Holdings, Inc	505,707
2,293		Natural Grocers by Vitamin C	40,242
4,254	*	Performance Food Group Co	245,073

		TOTAL FOOD & STAPLES RETAILING	896,216

FOOD, BEVERAGE & TOBACCO - 1.6%
2,534		Calavo Growers, Inc	196,740
4,050	*	Celsius Holdings, Inc	194,602
4,920	*	Hostess Brands, Inc	70,553
1,175		Lancaster Colony Corp	206,048
1,620		Sanderson Farms, Inc	252,364
4,044	*	Simply Good Foods Co	123,018
2,710	*	Vital Farms, Inc	59,186

		TOTAL FOOD, BEVERAGE & TOBACCO	1,102,511

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
11,700	*	Allscripts Healthcare Solutions, Inc	175,675
4,930	*	Alphatec Holdings Inc	77,845
4,375	*	Angiodynamics, Inc	102,375

19,460	*	Antares Pharma, Inc	79,981
1,400	*	Avanos Medical, Inc	61,236
21,630	*	Brookdale Senior Living, Inc	130,862
8,480	*,e	Co-Diagnostics, Inc	80,899
1,121		Conmed Corp	146,391
1,180	*	Covetrus, Inc	35,365
1,250		Ensign Group, Inc	117,300
6,660	*	Evolent Health, Inc	134,532
1,930	*	Health Catalyst, Inc	90,266
3,074	*	HealthStream, Inc	68,673
500	*	Heska Corp	84,230
2,028	*	HMS Holdings Corp	74,985
1,580	*	Inari Medical, Inc	169,060
9,255	*	Inovalon Holdings, Inc	266,359
7,166	*	Intersect ENT, Inc	149,626
9,081	*	Lantheus Holdings, Inc	194,061
490	*	Magellan Health Services, Inc	45,688
5,880	*	Meridian Bioscience, Inc	154,350
1,550	*	Merit Medical Systems, Inc	92,814
2,640	*	Natus Medical, Inc	67,610
1,750	*	Neogen Corp	155,558
5,030	*	NextGen Healthcare, Inc	91,043
8,590	*	Option Care Health, Inc	152,387
4,930		Owens & Minor, Inc	185,319
2,498	*	Pennant Group, Inc	114,408
2,980	*	Phreesia, Inc	155,258
13,310	*	R1 RCM, Inc	328,491
614	*	Schrodinger, Inc	46,842
7,834	*	Select Medical Holdings Corp	267,139
840	*	SI-BONE, Inc	26,720
6,610	*	Tenet Healthcare Corp	343,720
870	*	Transmedics Group, Inc	36,096

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,503,164

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
5,860	*	BellRing Brands, Inc	138,355
9,092	*	elf Beauty, Inc	243,938
1,500	*	Lifevantage Corp	14,025
1,650	*	USANA Health Sciences, Inc	161,040

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	557,358

INSURANCE - 1.4%
1,690		American Equity Investment Life Holding Co	53,286
3,305		Amerisafe, Inc	211,520
5,640		Conseco, Inc	136,995

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,524		Heritage Insurance Holdings, Inc	$27,966
2,405		James River Group Holdings Ltd	109,716
4,910	*	Selectquote, Inc	144,894
8,192	*	SiriusPoint Ltd	83,313
3,420		Stewart Information Services Corp	177,943
4,906		Universal Insurance Holdings, Inc	70,352

		TOTAL INSURANCE	1,015,985

MATERIALS - 5.5%
3,953		Avient Corp	186,858
2,150		Balchem Corp	269,632
17,730	*	Coeur Mining, Inc	160,102
5,740		Domtar Corp	212,093
3,900	*	Ferro Corp	65,754
10,700	*,†	Ferroglobe plc	0
6,690	*	Gatos Silver, Inc	66,699
1,228		Innospec, Inc	126,103
2,330	*	Koppers Holdings, Inc	80,991
6,420		Louisiana-Pacific Corp	356,053
2,654		Materion Corp	175,801
3,450		Myers Industries, Inc	68,172
980		Olympic Steel, Inc	28,861
3,130	*	Ranpak Holdings Corp	62,788
4,520		Schnitzer Steel Industries, Inc (Class A)	188,891
3,570		Sensient Technologies Corp	278,460
2,115		Stepan Co	268,838
12,873	*	Summit Materials, Inc	360,701
4,040		Trinseo S.A.	257,227
16,630		United States Steel Corp	435,207
3,675	*	US Concrete, Inc	269,451

		TOTAL MATERIALS	3,918,682

MEDIA & ENTERTAINMENT - 2.0%
6,060	*	Cargurus, Inc	144,410
5,400	*	Cars.com, Inc	69,984
5,870		EW Scripps Co (Class A)	113,115
7,000	*	Fluent, Inc	28,700
9,880	*	Glu Mobile, Inc	123,302
4,180		Gray Television, Inc	76,912
9,350	*	iHeartMedia, Inc	169,702
4,339	*	Liberty Braves Group (Class C)	120,711
5,500	*	LiveXLive Media, Inc	23,870
1,650	*	QuinStreet, Inc	33,495
2,418	*	TechTarget, Inc	167,930
15,640		TEGNA, Inc	294,501
5,150	*	WideOpenWest, Inc	69,989

		TOTAL MEDIA & ENTERTAINMENT	1,436,621

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.5%
18,440	*	Abeona Therapeutics, Inc	34,667
22,160	*	ADMA Biologics, Inc	39,002
13,827	*	Affimed NV	109,372
11,568	*	Amicus Therapeutics, Inc	114,292
20,720	*	Amneal Pharmaceuticals, Inc	139,446
2,460	*	AnaptysBio, Inc	53,013
16,000	*	Applied Genetic Technologies Corp	81,120
11,050	*,e	Aquestive Therapeutics, Inc	57,460
93	*	Arcutis Biotherapeutics, Inc	2,690
920	*	Arena Pharmaceuticals, Inc	63,839
900	*	Arrowhead Pharmaceuticals Inc	59,679
2,760	*	Arvinas, Inc	182,436
7,190	*	Atara Biotherapeutics, Inc	103,248
5,140	*	Athenex, Inc	22,102
6,040	*	Avid Bioservices, Inc	110,109
850	*	Axsome Therapeutics, Inc	48,127
94	*,e	Beam Therapeutics, Inc	7,524
18,630	*	BioCryst Pharmaceuticals, Inc	189,467

TIAA-CREF LIFEFUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,142	*	BioDelivery Sciences International, Inc	$51,385
14	*	Black Diamond Therapeutics, Inc	340
4,210	*	Cara Therapeutics, Inc	91,399
3,633	*	CareDx, Inc	247,371
5,227	*	Cassava Sciences, Inc	234,954
7,070	*	Catalyst Pharmaceuticals, Inc	32,593
11,400	*	Chimerix, Inc	109,896
4,960	*	Codexis, Inc	113,534
2,861	*	Concert Pharmaceuticals, Inc	14,276
7,565	*	CytomX Therapeutics, Inc	58,477
3,150	*	Editas Medicine, Inc	132,300
1,740	*	Emergent Biosolutions, Inc	161,663
1,450	*,e	Esperion Thereapeutics, Inc	40,672
1,030	*	Fate Therapeutics, Inc	84,923
16,000	*,e	Fluidigm Corp	72,320
5,860	*	G1 Therapeutics, Inc	140,992
6,900	*	Genprex, Inc	29,739
12,600	*	GlycoMimetics, Inc	37,926
10,020	*	Gossamer Bio, Inc	92,685
3,070	*	Immunovant, Inc	49,243
10,490	*,e	Inovio Pharmaceuticals, Inc	97,347
2,840	*	Intellia Therapeutics, Inc	227,924
5,050	*	Intra-Cellular Therapies, Inc	171,346
4,840	*,e	Invitae Corp	184,936
9,710	*	Ironwood Pharmaceuticals, Inc	108,558
700	*	iTeos Therapeutics, Inc	23,926
7,880	*	IVERIC bio, Inc	48,698
6,840	*	Karyopharm Therapeutics, Inc	71,957
2,830		Luminex Corp	90,277
670	*	Medpace Holdings, Inc	109,913
29,580	*	Mustang Bio, Inc	98,206
5,930	*	Myriad Genetics, Inc	180,568
3,280	*	NanoString Technologies, Inc	215,529
5,176	*	Natera, Inc	525,571
5,030	*	NeoGenomics, Inc	242,597
2,300	*	Novavax, Inc	417,013
4,870	*,e	Omeros Corp	86,686
13,200	*	Oncocyte Corp	68,508
8,650	*	Organogenesis Holdings Inc	157,603
4,610	*	Pacific Biosciences of California, Inc	153,559
28	*	Passage Bio, Inc	489
2,365		Phibro Animal Health Corp	57,706
3,090	*	Provention Bio, Inc	32,430
2,700	*	Puma Biotechnology, Inc	26,244
2,391	*	Quanterix Corp	139,802
43	*	REVOLUTION Medicines, Inc	1,973
14,150	*	Sangamo Therapeutics Inc	177,300
26,300	*	Selecta Biosciences, Inc	119,007
9,296	*	Solid Biosciences, Inc	51,407
4,280	*	Sutro Biopharma, Inc	97,413
2,770	*	TG Therapeutics, Inc	133,514
5,080	*	Translate Bio, Inc	83,769
8,607	*	Travere Therapeutics, Inc	214,917
1,780	*	Twist Bioscience Corp	220,471
2,430	*	Veracyte, Inc	130,613
2,370	*	Vericel Corp	131,654
1,796	*	vTv Therapeutics, Inc	5,065

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,118,777

REAL ESTATE - 5.9%
6,330		Armada Hoffler Properties, Inc	79,378
4,078		Bluerock Residential Growth REIT, Inc	41,228
8,890		CareTrust REIT, Inc	207,004
40,030	*	Colony Capital, Inc	259,394
6,880		Columbia Property Trust, Inc	117,648

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

29,370		Diversified Healthcare Trust	$140,389
2,141		EastGroup Properties, Inc	306,762
5,280		Four Corners Property Trust, Inc	144,672
8,230		Global Net Lease, Inc	148,634
8,030		Healthcare Realty Trust, Inc	243,470
6,980		Independence Realty Trust, Inc	106,096
8,527		National Storage Affiliates Trust	340,483
7,443		Newmark Group, Inc	74,467
2,080		Office Properties Income Trust	57,242
11,520		Physicians Realty Trust	203,558
2,800		Plymouth Industrial REIT, Inc	47,180
4,680		PotlatchDeltic Corp	247,666
2,800		Preferred Apartment Communities, Inc	27,580
2,861		PS Business Parks, Inc	442,253
3,870		QTS Realty Trust, Inc	240,095
12,390	*	Realogy Holdings Corp	187,461
2,300		RMR Group, Inc	93,863
10,036		STAG Industrial, Inc	337,310
9,780		Uniti Group, Inc	107,873

		TOTAL REAL ESTATE	4,201,706

RETAILING - 5.0%
3,570	*	1-800-FLOWERS.COM, Inc (Class A)	98,568
7,770	*	Abercrombie & Fitch Co (Class A)	266,589
7,991	*	At Home Group, Inc	229,342
3,590	*	Bed Bath & Beyond, Inc	104,648
3,500		Buckle, Inc	137,480
2,600		Caleres, Inc	56,680
2,500		Camping World Holdings, Inc	90,950
1,850	*	Citi Trends, Inc	154,993
1,750		Dillard’s, Inc (Class A)	168,998
2,260	*	GrowGeneration Corp	112,299
3,563	*	Hibbett Sports, Inc	245,455
6,880	*	Macy’s, Inc	111,387
1,230	*	Magnite, Inc	51,180
2,040	*	MarineMax, Inc	100,694
1,340	*	Overstock.com, Inc	88,788
9,190	*	Quotient Technology, Inc	150,165
9,809		Rent-A-Center, Inc	565,587
3,033	*	Sleep Number Corp	435,205
7,520	*	Sportsman’s Warehouse Holdings, Inc	129,645
1,170	*	Stamps.com, Inc	233,427

		TOTAL RETAILING	3,532,080

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
11,930		Amkor Technology, Inc	282,860
3,481		Brooks Automation, Inc	284,224
6,595	*	Formfactor, Inc	297,501
4,030	*	Ichor Holdings Ltd	216,814
7,253	*	Lattice Semiconductor Corp	326,530
1,110	*	MACOM Technology Solutions Holdings, Inc	64,402
5,350	*	MaxLinear, Inc	182,328
9,526	*	Rambus, Inc	185,185
3,160	*	Semtech Corp	218,040
850	*	Silicon Laboratories, Inc	119,910

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,177,794

SOFTWARE & SERVICES - 5.4%
1,350	*	Alarm.com Holdings, Inc	116,613
4,620	*	Avaya Holdings Corp	129,498
740	*	BM Technologies, Inc	8,621
11,410	*	Box, Inc	261,974
3,690	*	ChannelAdvisor Corp	86,899
16,290	*	Cloudera, Inc	198,249
2,550	*	Commvault Systems, Inc	164,475
7,660	*	Digital Turbine, Inc	615,558
1,050	*	Domo, Inc	59,104

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,290	*	LiveRamp Holdings, Inc	$170,685
6,048		NIC, Inc	205,209
14,277		Perspecta, Inc	414,747
4,918		Progress Software Corp	216,687
1,995	*	Rapid7, Inc	148,847
2,990		Sapiens International Corp NV	95,052
240	*	SecureWorks Corp	3,211
2,410	*	Sprout Social, Inc	139,202
1,460	*	SPS Commerce, Inc	144,993
6,386	*	Tenable Holdings, Inc	231,077
3,518	*	Workiva, Inc	310,499
6,930	*	Zuora Inc	102,564

		TOTAL SOFTWARE & SERVICES	3,823,764

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
5,010	*	Calix, Inc	173,647
12,830	*	Diebold, Inc	181,288
660	*	ePlus, Inc	65,762
19,272	*	Extreme Networks, Inc	168,630
1,890	*	II-VI, Inc	129,219
2,413	*	Insight Enterprises, Inc	230,248
2,459	*	OSI Systems, Inc	236,310
5,190	*	Ribbon Communications, Inc	42,610
9,451	*	Sanmina Corp	391,082
10,936	*	TTM Technologies, Inc	158,572
1,276	*	Vishay Precision Group, Inc	39,314

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,816,682

TELECOMMUNICATION SERVICES - 0.7%
5,290	*	Boingo Wireless, Inc	74,430
5,870	*	Liberty Latin America Ltd (Class A)	75,312
7,639	*	Liberty Latin America Ltd (Class C)	99,154
6,160	*	ORBCOMM, Inc	47,001
2,070		Spok Holdings, Inc	21,714
16,290	*	Vonage Holdings Corp	192,548

		TOTAL TELECOMMUNICATION SERVICES	510,159

TRANSPORTATION - 1.3%
3,191		ArcBest Corp	224,551
1,890	*	Avis Budget Group, Inc	137,100
2,581		Forward Air Corp	229,219
3,961	*	Hub Group, Inc (Class A)	266,496
3,580	*	Radiant Logistics, Inc	24,881

		TOTAL TRANSPORTATION	882,247

UTILITIES - 1.6%
4,288		Black Hills Corp	286,310
2,937		Clearway Energy, Inc (Class A)	77,860
1,270		Northwest Natural Holding Co	68,516
3,910		NorthWestern Corp	254,932
2,480		South Jersey Industries, Inc	55,998
2,750		Southwest Gas Holdings Inc	188,953
1,100		Spire, Inc	81,279
2,230	*	Sunnova Energy International, Inc	91,029

		TOTAL UTILITIES	1,104,877

		TOTAL COMMON STOCKS	69,233,830

		(Cost $46,966,152)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 2.3%
$1,652,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/01/21	1,652,000

	TOTAL GOVERNMENT AGENCY DEBT			1,652,000

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
207,112	c	State Street Navigator Securities Lending Government Money Market Portfolio		$207,112

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	0.030%	207,112

		TOTAL SHORT-TERM INVESTMENTS		1,859,112

		(Cost $1,859,112)
		TOTAL INVESTMENTS - 100.4%		71,092,942
		(Cost $48,825,264)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%		(286,013)

		NET ASSETS - 100.0%		$70,806,929

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $579,274.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities is $144,347 or 0.2% of net assets.

Futures contracts outstanding as of March 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
CME E-mini Russell 2000 Index Futures	12	06/18/21	$1,369,495	$1,333,500	$(35,995)

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.9%
1,435	*	Aptiv plc	$197,886
114		BorgWarner, Inc	5,285
1,215	*	Tenneco, Inc	13,025
2,220	*	Tesla, Inc	1,482,805

		TOTAL AUTOMOBILES & COMPONENTS	1,699,001

BANKS - 3.1%
77		Ameris Bancorp	4,043
483		Associated Banc-Corp	10,307
564		Bank OZK	23,039
618		Berkshire Hills Bancorp, Inc	13,794
80		Bryn Mawr Bank Corp	3,641
53		Camden National Corp	2,537
5,223		Citigroup, Inc	379,973
6,124		Citizens Financial Group, Inc	270,375
1,438		Comerica, Inc	103,162
18		Commerce Bancshares, Inc	1,379
44		Cullen/Frost Bankers, Inc	4,785
710	*	Customers Bancorp, Inc	22,592
167		Federal Agricultural Mortgage Corp	16,820
141		First Busey Corp	3,617
577		First Republic Bank	96,215
693		Great Western Bancorp, Inc	20,991
89		Heartland Financial USA, Inc	4,473
108		Heritage Financial Corp	3,050
295		HomeStreet, Inc	13,001
3,703		Huntington Bancshares, Inc	58,211
1,508		Investors Bancorp, Inc	22,153
1,081		Kearny Financial Corp	13,058
2,904		Keycorp	58,022
329		Live Oak Bancshares, Inc	22,533
288		MGIC Investment Corp	3,989
180	*	Mr Cooper Group, Inc	6,257
333		National Bank Holdings Corp	13,213
6,157		New York Community Bancorp, Inc	77,701
145		Old National Bancorp	2,804
2,173		People’s United Financial, Inc	38,897
706		Pinnacle Financial Partners, Inc	62,594
3,198		PNC Financial Services Group, Inc	560,961
8,910		Regions Financial Corp	184,081
130		Stock Yards Bancorp, Inc	6,638
254	*	SVB Financial Group	125,390
102		TFS Financial Corp	2,078
277	*	The Bancorp, Inc	5,739
538	*	Tristate Capital Holdings, Inc	12,406
6,696		Truist Financial Corp	390,511
50		UMB Financial Corp	4,617
102		United Bankshares, Inc	3,935
182		Univest Financial Corp	5,203
44		Webster Financial Corp	2,425
280		WesBanco, Inc	10,097
49		Westamerica Bancorporation	3,076
693		Zions Bancorporation	38,087

		TOTAL BANKS	2,732,470

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 6.2%
2,781		3M Co	$535,843
146	*	Aegion Corp	4,198
1,115	*	Axon Enterprise, Inc	158,798
603		Barnes Group, Inc	29,873
1,964	*	Bloom Energy Corp	53,126
223		Carlisle Cos, Inc	36,701
707		Carrier Global Corp	29,850
2,887		Caterpillar, Inc	669,409
540		Cubic Corp	40,268
467		Cummins, Inc	121,004
966		Curtiss-Wright Corp	114,568
1,779		Deere & Co	665,595
2,229		Eaton Corp	308,226
1,581		Fastenal Co	79,493
1,310		Fortive Corp	92,538
169	*	Herc Holdings, Inc	17,125
1,874	*	Hexcel Corp	104,944
27		IDEX Corp	5,652
2,093		Illinois Tool Works, Inc	463,641
4,166		Johnson Controls International plc	248,585
2,247		Masco Corp	134,595
1,233	*	Mercury Systems, Inc	87,111
302		Moog, Inc (Class A)	25,111
52	*	MYR Group, Inc	3,727
75		Owens Corning, Inc	6,907
797		PACCAR, Inc	74,057
620		Parker-Hannifin Corp	195,567
495		Rockwell Automation, Inc	131,393
482		Roper Technologies Inc	194,410
116		Snap-On, Inc	26,766
247		Stanley Black & Decker, Inc	49,318
488	*	Teledyne Technologies, Inc	201,861
900		Trane Technologies plc	149,004
208	*	Trimas Corp	6,307
394	*	United Rentals, Inc	129,748
267	*	Vectrus, Inc	14,268
176		W.W. Grainger, Inc	70,564
31	*	WESCO International, Inc	2,682
484		Woodward Inc	58,385
475		Xylem, Inc	49,961

		TOTAL CAPITAL GOODS	5,391,179

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
205		ACCO Brands Corp	1,730
207		Cintas Corp	70,651
1,817	*	Copart, Inc	197,344
165	*	FTI Consulting, Inc	23,118
112		Heidrick & Struggles International, Inc	4,001
117	*	Huron Consulting Group, Inc	5,894
34		ICF International, Inc	2,972
3,428		IHS Markit Ltd	331,762
478	*	Kelly Services, Inc (Class A)	10,645
138		Resources Connection, Inc	1,869
691		Robert Half International, Inc	53,946
1,309		Science Applications International Corp	109,419
1,566		TransUnion	140,940
33	*	TriNet Group, Inc	2,573
177		Verisk Analytics, Inc	31,274
437	*	Viad Corp	18,245
1,910		Waste Management, Inc	246,428

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,252,811

CONSUMER DURABLES & APPAREL - 1.6%
200		Callaway Golf Co	5,350

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10		Columbia Sportswear Co	$1,056
643		DR Horton, Inc	57,304
468		Ethan Allen Interiors, Inc	12,921
74		Garmin Ltd	9,757
354	*	GoPro, Inc	4,121
200	*	Green Brick Partners, Inc	4,536
13		Hasbro, Inc	1,250
325	*	iRobot Corp	39,709
536		Lennar Corp (Class A)	54,259
356	*	Lululemon Athletica, Inc	109,189
229	*	Mohawk Industries, Inc	44,039
144		Newell Brands Inc	3,856
5,645		Nike, Inc (Class B)	750,164
28	*	NVR, Inc	131,906
1,740	*	Sonos, Inc	65,198
757		VF Corp	60,499

		TOTAL CONSUMER DURABLES & APPAREL	1,355,114

CONSUMER SERVICES - 3.0%
389	*	American Public Education, Inc	13,860
261	*	Booking Holdings, Inc	608,088
447	*	Bright Horizons Family Solutions	76,638
356		Carriage Services, Inc	12,528
554		Darden Restaurants, Inc	78,668
1,038	*	Dave & Buster’s Entertainment, Inc	49,720
13	*	Dine Brands Global Inc.	1,170
313		Domino’s Pizza, Inc	115,118
372	*	El Pollo Loco Holdings, Inc	5,997
173	*	frontdoor, Inc	9,299
95		Graham Holdings Co	53,432
3,090	*	Hilton Worldwide Holdings, Inc	373,643
216	*	Marriott Vacations Worldwide Corp	37,623
384	*	Planet Fitness, Inc	29,683
2,790	*	Royal Caribbean Cruises Ltd	238,852
1,082		Service Corp International	55,236
35	*	Shake Shack, Inc	3,947
941	*	Six Flags Entertainment Corp	43,728
6,305		Starbucks Corp	688,947
1,155	*	Terminix Global Holdings, Inc	55,059
255	*	Vail Resorts, Inc	74,373
983		Wendy’s	19,916
320	*	WW International Inc	10,010

		TOTAL CONSUMER SERVICES	2,655,535

DIVERSIFIED FINANCIALS - 6.3%
2,331		Ally Financial, Inc	105,385
4,126		American Express Co	583,582
6,527		Bank of New York Mellon Corp	308,662
876		BlackRock, Inc	660,469
8,040		Charles Schwab Corp	524,047
1,658		CME Group, Inc	338,613
4,669		Discover Financial Services	443,508
119		Factset Research Systems, Inc	36,722
1,299		Franklin Resources, Inc	38,450
105	*	Green Dot Corp	4,808
4,566		Intercontinental Exchange Group, Inc	509,931
482		Invesco Ltd	12,156
245		MarketAxess Holdings, Inc	121,990
876		Moody’s Corp	261,582
8,033		Morgan Stanley	623,843
309		Nasdaq Inc	45,565
1,564		Northern Trust Corp	164,392
65	*	PRA Group, Inc	2,410
38		PROG Holdings, Inc	1,645
1,401		S&P Global, Inc	494,371

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,612		State Street Corp	$135,424
368		T Rowe Price Group, Inc	63,149
311		Voya Financial, Inc	19,792

		TOTAL DIVERSIFIED FINANCIALS	5,500,496

ENERGY - 2.7%
4,768		Antero Midstream Corp	43,055
2,189	*	APA Corp	39,183
3,335		Baker Hughes Co	72,069
49	*	ChampionX Corp	1,065
1,730	*	Cheniere Energy, Inc	124,577
6,519		Chevron Corp	683,126
170		Cimarex Energy Co	10,096
6,174		ConocoPhillips	327,037
59		Delek US Holdings, Inc	1,285
2,858	*	EQT Corp	53,102
3,419	*	Helix Energy Solutions Group, Inc	17,266
1,260		Hess Corp	89,157
12,391		Kinder Morgan, Inc	206,310
9,016	*	Kosmos Energy Ltd	27,679
18,145		Marathon Oil Corp	193,789
94	*	NOV, Inc	1,290
230		ONEOK, Inc	11,652
6,474		Schlumberger Ltd	176,028
1,332	*	Select Energy Services, Inc	6,633
9,944	*	Southwestern Energy Co	46,240
2,625		Valero Energy Corp	187,950

		TOTAL ENERGY	2,318,589

FOOD & STAPLES RETAILING - 0.7%
2,549	*	BJ’s Wholesale Club Holdings, Inc	114,348
695		Casey’s General Stores, Inc	150,252
701	*	Chefs’ Warehouse Holdings, Inc	21,352
620	*	Performance Food Group Co	35,718
500		Pricesmart, Inc	48,375
877		SpartanNash Co	17,215
2,640	*	Sprouts Farmers Market, Inc	70,277
1,207	*	United Natural Foods, Inc	39,759
3,282	*	US Foods Holding Corp	125,110

		TOTAL FOOD & STAPLES RETAILING	622,406

FOOD, BEVERAGE & TOBACCO - 2.7%
628	*,e	Beyond Meat, Inc	81,715
993		Campbell Soup Co	49,918
14,181		Coca-Cola Co	747,481
173	*	Darling International, Inc	12,729
710		Fresh Del Monte Produce, Inc	20,327
4,764		General Mills, Inc	292,129
2,692		Hormel Foods Corp	128,624
1,710		Kellogg Co	108,243
930		McCormick & Co, Inc	82,919
5,949		PepsiCo, Inc	841,486
79	*	TreeHouse Foods, Inc	4,127

		TOTAL FOOD, BEVERAGE & TOBACCO	2,369,698

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
476	*	Abiomed, Inc	151,715
454	*,e	Accelerate Diagnostics, Inc	3,777
553	*	Align Technology, Inc	299,466
3,316	*	Allscripts Healthcare Solutions, Inc	49,790
786	*	Angiodynamics, Inc	18,392
2,703	*	Antares Pharma, Inc	11,109
173	*	AtriCure, Inc	11,335
13	*	Axonics Modulation Technologies, Inc	779
553		Becton Dickinson & Co	134,462

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

246		Cardinal Health, Inc	$14,944
5,311	*	Centene Corp	339,426
3,972		Cerner Corp	285,507
3,201	*	Cerus Corp	19,238
2,495		Cigna Corp	603,141
280		Computer Programs & Systems, Inc	8,568
450		Cooper Cos, Inc	172,841
1,185	*	Covetrus, Inc	35,514
2,297		Dentsply Sirona, Inc	146,572
628	*	DexCom, Inc	225,697
4,649	*	Edwards Lifesciences Corp	388,842
1,838	*	Envista Holdings Corp	74,990
497	*	GenMark Diagnostics, Inc	11,878
178	*	Glaukos Corp	14,940
154	*	Globus Medical, Inc	9,497
138	*	Guardant Health, Inc	21,066
68	*	Haemonetics Corp	7,549
1,377		HCA Healthcare, Inc	259,344
747	*	Health Catalyst, Inc	34,937
294	*	Henry Schein, Inc	20,357
70	*	Heska Corp	11,792
1,211	*	Hologic, Inc	90,074
1,151		Humana, Inc	482,557
647	*	IDEXX Laboratories, Inc	316,584
110	*	Inogen, Inc	5,777
257	*	Integer Holding Corp	23,670
335	*	Intersect ENT, Inc	6,995
504	*	Laboratory Corp of America Holdings	128,535
301		LeMaitre Vascular, Inc	14,683
85	*	LivaNova plc	6,267
166	*	Meridian Bioscience, Inc	4,358
749	*	Merit Medical Systems, Inc	44,850
31	*	ModivCare, Inc	4,592
1,173	*	NextGen Healthcare, Inc	21,231
476	*	Omnicell, Inc	61,818
667	*	OraSure Technologies, Inc	7,784
412	*	Orthofix Medical Inc	17,860
170	*	Penumbra, Inc	45,999
80		Premier, Inc	2,708
298		Quest Diagnostics, Inc	38,245
783	*	Quidel Corp	100,169
890		Resmed, Inc	172,678
542	*	Staar Surgical Co	57,132
356		STERIS plc	67,811
377	*	Tactile Systems Technology, Inc	20,543
186	*	Tandem Diabetes Care, Inc	16,415
1,121	*	Teladoc, Inc	203,742
191	*	Triple-S Management Corp (Class B)	4,972
424	*	Varian Medical Systems, Inc	74,849
740	*	Vocera Communications, Inc	28,460
486		West Pharmaceutical Services, Inc	136,945

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,595,768

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
942		Clorox Co	181,693
3,390		Colgate-Palmolive Co	267,233
1,179		Estee Lauder Cos (Class A)	342,912
716		Kimberly-Clark Corp	99,560
8,344		Procter & Gamble Co	1,130,028

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,021,426

INSURANCE - 2.6%
3,587		Aflac, Inc	183,583
1,261		Allstate Corp	144,889
2,592		Chubb Ltd	409,458

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

18	*	eHealth, Inc	$1,309
3,254	*	Genworth Financial, Inc (Class A)	10,803
962		Lincoln National Corp	59,904
2,365		Loews Corp	121,277
3,091		Marsh & McLennan Cos, Inc	376,484
176		Metlife, Inc	10,699
3,203		Progressive Corp	306,239
3,485		Prudential Financial, Inc	317,483
1,686		Travelers Cos, Inc	253,574
4		White Mountains Insurance Group Ltd	4,460
162		Willis Towers Watson plc	37,079

		TOTAL INSURANCE	2,237,241

MATERIALS - 3.0%
205		Amcor plc	2,394
140		Aptargroup, Inc	19,834
2,982		Ball Corp	252,695
1,021	*	Century Aluminum Co	18,031
4,939		DuPont de Nemours, Inc	381,686
1,834		Ecolab, Inc	392,604
39		H.B. Fuller Co	2,453
753		International Flavors & Fragrances, Inc	105,126
2,691		Linde plc	753,857
200		Martin Marietta Materials, Inc	67,164
1,614		Mosaic Co	51,019
5,436		Newmont Goldcorp Corp	327,628
1,697		Nucor Corp	136,218
253		PPG Industries, Inc	38,016
27		Reliance Steel & Aluminum Co	4,112
1,968	*	Summit Materials, Inc	55,143
283		Trinseo S.A.	18,019
350	*	US Concrete, Inc	25,662

		TOTAL MATERIALS	2,651,661

MEDIA & ENTERTAINMENT - 8.2%
5,817		Activision Blizzard, Inc	540,981
750	*	Alphabet, Inc (Class A)	1,546,890
729	*	Alphabet, Inc (Class C)	1,508,031
38		Cable One, Inc	69,478
285	*	Cardlytics, Inc	31,264
2,461	*	Cinemark Holdings, Inc	50,229
3,663	*	Discovery, Inc (Class A)	159,194
6,176	*	Discovery, Inc (Class C)	227,833
2,026		Electronic Arts, Inc	274,260
2,025		Gray Television, Inc	37,260
1,398	*	iHeartMedia, Inc	25,374
1,046	*	Imax Corp	21,025
1,361		Interpublic Group of Cos, Inc	39,741
642		John Wiley & Sons, Inc (Class A)	34,796
249	*	Liberty Broadband Corp (Class A)	36,142
2,219	*	Liberty Broadband Corp (Class C)	333,183
2,907	*	Live Nation, Inc	246,078
236	*	Madison Square Garden Co	42,353
762		New York Times Co (Class A)	38,572
3,840		Omnicom Group, Inc	284,736
5,691	*	Pinterest, Inc	421,305
60	*	Roku, Inc	19,546
477		Scholastic Corp	14,362
1,029		Sinclair Broadcast Group, Inc (Class A)	30,109
26,756	e	Sirius XM Holdings, Inc	162,944
1,009	*	Take-Two Interactive Software, Inc	178,290
246		TEGNA, Inc	4,632
2,340	*	TripAdvisor, Inc	125,869
6,102	*	Twitter, Inc	388,270
542		World Wrestling Entertainment, Inc (Class A)	29,409

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

20,212	*	Zynga, Inc	$206,364

		TOTAL MEDIA & ENTERTAINMENT	7,128,520

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
5,055		AbbVie, Inc	547,052
719	*	Acadia Pharmaceuticals, Inc	18,550
987	*	Aerie Pharmaceuticals, Inc	17,638
1,955		Agilent Technologies, Inc	248,559
637	*	Agios Pharmaceuticals, Inc	32,895
2,356		Amgen, Inc	586,196
249	*	AnaptysBio, Inc	5,366
544	*	Assembly Biosciences, Inc	2,502
898	*	Atara Biotherapeutics, Inc	12,895
98	*	Avrobio, Inc	1,244
33	*	Axsome Therapeutics, Inc	1,868
3,404	*	BioCryst Pharmaceuticals, Inc	34,619
779	*	Biogen, Inc	217,925
618	*	BioMarin Pharmaceutical, Inc	46,665
691	*	Bluebird Bio, Inc	20,834
9,057		Bristol-Myers Squibb Co	571,768
701	*	Collegium Pharmaceutical, Inc	16,614
3,640		Eli Lilly & Co	680,025
70	*,e	Esperion Thereapeutics, Inc	1,963
453	*	Flexion Therapeutics, Inc	4,054
4,819		Gilead Sciences, Inc	311,452
414	*	Halozyme Therapeutics, Inc	17,260
178	*	Illumina, Inc	68,363
435	*	Insmed, Inc	14,816
1,239	*	Intra-Cellular Therapies, Inc	42,039
740	*	IQVIA Holdings, Inc	142,924
374	*	Jazz Pharmaceuticals plc	61,474
903	*	Karyopharm Therapeutics, Inc	9,500
428	*	MacroGenics, Inc	13,632
8,976		Merck & Co, Inc	691,960
77	*	Mettler-Toledo International, Inc	88,988
34	*	Mirati Therapeutics, Inc	5,824
70	*	Novavax, Inc	12,692
4,759	*,e	Opko Health, Inc	20,416
547		Perrigo Co plc	22,137
842	*	Prothena Corp plc	21,151
128	*	Regeneron Pharmaceuticals, Inc	60,562
189	*	Repligen Corp	36,743
1,002	*	Revance Therapeutics, Inc	28,006
89	*	Sage Therapeutics, Inc	6,662
1,162	*	Sangamo Therapeutics Inc	14,560
5,141	*,e	TherapeuticsMD, Inc	6,889
1,534		Thermo Fisher Scientific, Inc	700,087
60	*	Tricida, Inc	317
366	*	Ultragenyx Pharmaceutical, Inc	41,673
1,810	*	Vertex Pharmaceuticals, Inc	388,951
245	*	Waters Corp	69,622
576	*	ZIOPHARM Oncology, Inc	2,074
2,999		Zoetis, Inc	472,282
177	*	Zogenix, Inc	3,455

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,445,743

REAL ESTATE - 3.1%
641		Alexandria Real Estate Equities, Inc	105,316
2,076		American Tower Corp	496,289
61		Americold Realty Trust	2,347
965		Boston Properties, Inc	97,716
705		Brixmor Property Group, Inc	14,262
432		CatchMark Timber Trust, Inc	4,398
1,099	*	CBRE Group, Inc	86,942
118		Coresite Realty	14,142

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

311		Cousins Properties, Inc	$10,994
403		CyrusOne, Inc	27,291
4,027	*	DiamondRock Hospitality Co	41,478
165		Douglas Emmett, Inc	5,181
352		Easterly Government Properties, Inc	7,297
471		Equinix, Inc	320,087
456		First Industrial Realty Trust, Inc	20,880
1,028		Franklin Street Properties Corp	5,603
2,714		Healthpeak Properties Inc	86,142
3,867	*	Host Hotels and Resorts, Inc	65,159
421	*	Howard Hughes Corp	40,050
282		Hudson Pacific Properties	7,651
355		iStar Inc	6,312
79	*	Jones Lang LaSalle, Inc	14,144
63		Kilroy Realty Corp	4,135
1,023		Kimco Realty Corp	19,181
3,283		Macerich Co	38,411
57		Paramount Group, Inc	577
5,447	*	Park Hotels & Resorts, Inc	117,546
4,586		Prologis, Inc	486,116
50		QTS Realty Trust, Inc	3,102
783	*	Realogy Holdings Corp	11,847
150		Regency Centers Corp	8,506
441		RLJ Lodging Trust	6,827
8		RMR Group, Inc	326
647		SBA Communications Corp	179,575
445		UDR, Inc	19,518
826		Ventas, Inc	44,059
17		Washington REIT	376
2,315		Welltower, Inc	165,823
3,168		Weyerhaeuser Co	112,781
765	*	Xenia Hotels & Resorts, Inc	14,917

		TOTAL REAL ESTATE	2,713,304

RETAILING - 4.5%
595	*	1-800-FLOWERS.COM, Inc (Class A)	16,428
19		Aaron’s Co, Inc	488
204		Advance Auto Parts, Inc	37,432
21	*	CarMax, Inc	2,786
1,173	*	Designer Brands, Inc	20,410
251	*	Dollar Tree, Inc	28,730
8,134		eBay, Inc	498,126
84	*	Five Below, Inc	16,026
305	*	Gap, Inc	9,083
316	*	Genesco, Inc	15,010
539	*	Groupon, Inc	27,244
364	*	Hibbett Sports, Inc	25,076
3,352		Home Depot, Inc	1,023,198
231	*	Lands’ End, Inc	5,731
1,013	*	LKQ Corp	42,880
2,772		Lowe’s Companies, Inc	527,179
5,597	*	Macy’s, Inc	90,615
431	*	MarineMax, Inc	21,274
1,979	*	Quotient Technology, Inc	32,337
1,438	*	RealReal, Inc	32,542
577		Ross Stores, Inc	69,188
214		Shoe Carnival, Inc	13,242
2,974		Target Corp	589,060
4,154		TJX Companies, Inc	274,787
202		Tractor Supply Co	35,770
1,264	*	Wayfair, Inc	397,844
375		Williams-Sonoma, Inc	67,200
15		Winmark Corp	2,797
234	*	Zumiez, Inc	10,039

		TOTAL RETAILING	3,932,522

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
5,258		Applied Materials, Inc	$702,469
289	*	Cirrus Logic, Inc	24,504
356	*	Cree, Inc	38,494
978	*	First Solar, Inc	85,379
15,331		Intel Corp	981,184
928		Lam Research Corp	552,383
2,045		NVIDIA Corp	1,091,887
7,941	*	ON Semiconductor Corp	330,425
243	*	Silicon Laboratories, Inc	34,280
4,289		Texas Instruments, Inc	810,578
136		Universal Display Corp	32,201

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,683,784

SOFTWARE & SERVICES - 15.7%
2,876		Accenture plc	794,495
1,917	*	Adobe, Inc	911,284
108	*	Anaplan, Inc	5,816
298	*	Aspen Technology, Inc	43,010
1,769	*	Autodesk, Inc	490,278
2,016		Automatic Data Processing, Inc	379,956
1,923	*	Avaya Holdings Corp	53,902
634	*	Benefitfocus, Inc	8,756
146	*	Bill.Com Holdings, Inc	21,243
1,128	*	Blackline, Inc	122,275
109	*	BM Technologies, Inc	1,270
1,736	*	Cadence Design Systems, Inc	237,815
417	*	ChannelAdvisor Corp	9,820
354	*	Concentrix Corp	53,001
737		CSG Systems International, Inc	33,084
5,699	*	DXC Technology Co	178,151
514	*	Elastic NV	57,157
744	*	ExlService Holdings, Inc	67,079
1,394	*	Five9, Inc	217,924
9		InterDigital, Inc	571
5,053		International Business Machines Corp	673,363
1,484		Intuit, Inc	568,461
3,032	*	Limelight Networks, Inc	10,824
235	*	Liveperson, Inc	12,394
2,997		Mastercard, Inc (Class A)	1,067,082
17,792	d	Microsoft Corp	4,194,820
1,162	*	New Relic, Inc	71,440
1,670	*	Nutanix, Inc	44,355
1,362	*	Okta, Inc	300,226
136	*	OneSpan, Inc	3,332
369	*	Paylocity Holding Corp	66,357
4,081	*	PayPal Holdings, Inc	991,030
739	*	Perficient, Inc	43,394
275	*	Qualys, Inc	28,815
394	*	Rapid7, Inc	29,396
6,199	*	Sabre Corp	91,807
3,630	*	salesforce.com, Inc	769,088
167	*	ServiceNow, Inc	83,518
480	*	Smartsheet, Inc	30,682
813	*	SPS Commerce, Inc	80,739
1,463	*	SVMK, Inc	26,802
894	*	Sykes Enterprises, Inc	39,408
761	*	Teradata Corp	29,329
401		TTEC Holdings, Inc	40,280
1,761	*	VMware, Inc (Class A)	264,942
965	*	WEX, Inc	201,897
870	*	Workday, Inc	216,134
127	*	Workiva, Inc	11,209

		TOTAL SOFTWARE & SERVICES	13,678,011

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
41		Belden CDT, Inc	$1,819
108		Benchmark Electronics, Inc	3,339
1,753	*	Ciena Corp	95,924
17,391		Cisco Systems, Inc	899,289
1,645		Cognex Corp	136,519
10,452		Corning, Inc	454,766
413		CTS Corp	12,828
1,457		Dolby Laboratories, Inc (Class A)	143,835
39	*	ePlus, Inc	3,886
381	*	Fabrinet	34,439
19,816		Hewlett Packard Enterprise Co	311,904
16,149		HP, Inc	512,731
156	*	Insight Enterprises, Inc	14,886
69	*	Itron, Inc	6,117
2,057	*	Keysight Technologies, Inc	294,974
373	*	Kimball Electronics, Inc	9,623
1,553	*	Knowles Corp	32,489
189	*	Lumentum Holdings, Inc	17,265
91		Methode Electronics, Inc	3,820
45		Motorola Solutions, Inc	8,462
49	*	Novanta, Inc	6,463
633	*	Ribbon Communications, Inc	5,197
153	*	Rogers Corp	28,796
354		Synnex Corp	40,653
2,652	*	Trimble Inc	206,299
2,041	*	TTM Technologies, Inc	29,594
1,036		Vishay Intertechnology, Inc	24,947
181	*	Vishay Precision Group, Inc	5,577
569	*	Zebra Technologies Corp (Class A)	276,067

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,622,508

TELECOMMUNICATION SERVICES - 1.6%
957	*	Boingo Wireless, Inc	13,465
2,220	*	Iridium Communications, Inc	91,575
3,089	*	T-Mobile US, Inc	387,021
15,635		Verizon Communications, Inc	909,175

		TOTAL TELECOMMUNICATION SERVICES	1,401,236

TRANSPORTATION - 2.5%
579		ArcBest Corp	40,744
368	*	Avis Budget Group, Inc	26,695
732		CH Robinson Worldwide, Inc	69,855
4,987		CSX Corp	480,847
9,875	*	Delta Air Lines, Inc	476,765
623	*	Echo Global Logistics, Inc	19,568
69		Kansas City Southern	18,210
1,479		Norfolk Southern Corp	397,141
15		Old Dominion Freight Line	3,606
4,035		United Parcel Service, Inc (Class B)	685,910

		TOTAL TRANSPORTATION	2,219,341

UTILITIES - 2.4%
3,605		American Electric Power Co, Inc	305,343
416		American Water Works Co, Inc	62,367
1,610		Centerpoint Energy, Inc	36,467
142		CMS Energy Corp	8,693
2,457		Consolidated Edison, Inc	183,784
2,461		Dominion Energy, Inc	186,938
253		DTE Energy Co	33,684
1,756		Eversource Energy	152,052
2,695		Public Service Enterprise Group, Inc	162,266
2,126		Sempra Energy	281,865
131		South Jersey Industries, Inc	2,958
6,507		Southern Co	404,475

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

237	*	Sunnova Energy International, Inc			$9,674
361		UGI Corp			14,805
1,466		WEC Energy Group, Inc			137,203
2,348		Xcel Energy, Inc			156,165

		TOTAL UTILITIES			2,138,739

		TOTAL COMMON STOCKS			86,367,103

		(Cost $48,928,609)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.8%
$1,522,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/01/21	1,522,000

		TOTAL GOVERNMENT AGENCY DEBT			1,522,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
94,966	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		94,966

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			94,966

		TOTAL SHORT-TERM INVESTMENTS			1,616,966

		(Cost $1,616,966)
		TOTAL INVESTMENTS - 100.8%			87,984,069
		(Cost $50,545,575)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(728,540)

		NET ASSETS - 100.0%			$87,255,529

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $267,074.

Futures contracts outstanding as of March 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	7	06/18/21	$1,371,907	$1,388,590	$16,683

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.9%
1,634	*	Adient plc	$72,223
1,752	*	American Axle & Manufacturing Holdings, Inc	16,924
4,756	*	Aptiv plc	655,852
4,192		BorgWarner, Inc	194,341
828		Cooper Tire & Rubber Co	46,352
331	*	Cooper-Standard Holding, Inc	12,022
2,264		Dana Inc	55,083
511	*	Dorman Products, Inc	52,449
67,573	*	Ford Motor Co	827,769
713	*	Fox Factory Holding Corp	90,594
22,030	*	General Motors Co	1,265,844
4,153		Gentex Corp	148,138
573	*	Gentherm, Inc	42,465
5,104	*	Goodyear Tire & Rubber Co	89,677
2,737		Harley-Davidson, Inc	109,754
377		LCI Industries, Inc	49,870
1,077		Lear Corp	195,206
772	*	Modine Manufacturing Co	11,402
292	*	Motorcar Parts of America, Inc	6,570
381		Patrick Industries, Inc	32,385
330		Standard Motor Products, Inc	13,721
449	*	Stoneridge, Inc	14,283
995	*	Tenneco, Inc	10,666
13,500	*	Tesla, Inc	9,017,055
1,012		Thor Industries, Inc	136,357
496	*	Visteon Corp	60,487
486		Winnebago Industries, Inc	37,281
1,675	*,e	Workhorse Group, Inc	23,065
296	*	XPEL, Inc	15,371

		TOTAL AUTOMOBILES & COMPONENTS	13,303,206

BANKS - 4.8%
184		1st Constitution Bancorp	3,240
254		1st Source Corp	12,085
95		ACNB Corp	2,783
166		Allegiance Bancshares, Inc	6,730
194		Altabancorp	8,156
197		Amalgamated Financial Corp	3,268
442	*	Amerant Bancorp Inc	8,208
127		American National Bankshares, Inc	4,200
1,222		Ameris Bancorp	64,167
129		Ames National Corp	3,300
189		Arrow Financial Corp	6,296
2,719		Associated Banc-Corp	58,023
318	*	Atlantic Capital Bancshares, Inc	7,664
1,279		Atlantic Union Bankshares Corp	49,062
164		Auburn National Bancorporation, Inc	6,293
945	*	Axos Financial, Inc	44,424
697		Banc of California, Inc	12,602
529		Bancfirst Corp	37,395
1,940		BancorpSouth Bank	63,011
117		Bank First Corp	8,774
136,363		Bank of America Corp	5,275,884
254		Bank of Commerce Holdings	3,238
861		Bank of Hawaii Corp	77,051
174		Bank of Marin Bancorp	6,814
1,235		Bank of NT Butterfield & Son Ltd	47,202

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

130		Bank of Princeton	$3,721
2,233		Bank OZK	91,218
487		Bank7 Corp	8,576
238		BankFinancial Corp	2,456
1,888		BankUnited	82,978
81		Bankwell Financial Group, Inc	2,183
511		Banner Corp	27,252
219		Bar Harbor Bankshares	6,443
163	*	Baycom Corp	2,937
152		BCB Bancorp, Inc	2,098
641		Berkshire Hills Bancorp, Inc	14,307
717		BOK Financial Corp	64,042
1,073		Boston Private Financial Holdings, Inc	14,292
385	*	Bridgewater Bancshares, Inc	6,218
1,046		Brookline Bancorp, Inc	15,690
253		Bryn Mawr Bank Corp	11,514
147		Business First Bancshares, Inc	3,518
120		Byline Bancorp, Inc	2,538
283		C&F Financial Corp	12,534
2,216		Cadence BanCorp	45,938
59		Cambridge Bancorp	4,975
238		Camden National Corp	11,391
693	*	Capital Bancorp, Inc	13,368
156		Capital City Bank Group, Inc	4,059
2,332		Capitol Federal Financial	30,887
128		Capstar Financial Holdings, Inc	2,208
419	*	Carter Bankshares, Inc	5,849
1,496		Cathay General Bancorp	61,007
287		CBTX, Inc	8,817
470		Central Pacific Financial Corp	12,540
161		Central Valley Community Bancorp	2,964
47		Century Bancorp, Inc	4,386
46		Chemung Financial Corp	1,924
337		ChoiceOne Financial Services, Inc	8,105
1,706		CIT Group, Inc	87,876
36,643		Citigroup, Inc	2,665,778
167		Citizens & Northern Corp	3,971
7,915		Citizens Financial Group, Inc	349,447
394		Citizens Holding Co	7,841
236		City Holding Co	19,300
157		Civista Bancshares, Inc	3,602
226		CNB Financial Corp	5,562
524	*	Coastal Financial Corp	13,739
139		Codorus Valley Bancorp, Inc	2,559
1,129		Columbia Banking System, Inc	48,649
372	*	Columbia Financial, Inc	6,503
2,606		Comerica, Inc	186,954
1,988		Commerce Bancshares, Inc	152,301
1,009		Community Bank System, Inc	77,410
1,382		Community Bankers Trust Corp	12,189
61		Community Financial Corp	2,089
238		Community Trust Bancorp, Inc	10,479
422		ConnectOne Bancorp, Inc	10,698
858	*	CrossFirst Bankshares, Inc	11,832
1,101		Cullen/Frost Bankers, Inc	119,745
438	*	Customers Bancorp, Inc	13,937
2,357		CVB Financial Corp	52,066
611		Dime Community Bancshares, Inc	18,416
638		Eagle Bancorp, Inc	33,948
2,453		East West Bancorp, Inc	181,031
2,652		Eastern Bankshares, Inc	51,157
147		Enterprise Bancorp, Inc	4,780
347		Enterprise Financial Services Corp	17,156
161	*	Equity Bancshares, Inc	4,411
578	*	Esquire Financial Holdings, Inc	13,184
660		ESSA Bancorp, Inc	10,560

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,039		Essent Group Ltd	$96,832
384		Evans Bancorp, Inc	13,014
144		Farmers & Merchants Bancorp, Inc	3,620
378		Farmers National Banc Corp	6,313
560		FB Financial Corp	24,898
139		Federal Agricultural Mortgage Corp	14,000
44		Fidelity D&D Bancorp, Inc	2,706
12,985		Fifth Third Bancorp	486,288
202		Financial Institutions, Inc	6,119
440		First Bancorp	19,140
3,399		First Bancorp	38,273
162		First Bancorp, Inc	4,729
130		First Bancshares, Inc	4,759
354		First Bank	4,308
586		First Busey Corp	15,031
266		First Business Financial Services, Inc	6,578
97	e	First Capital Inc	4,725
117		First Choice Bancorp	2,844
132		First Citizens Bancshares, Inc (Class A)	110,322
1,371		First Commonwealth Financial Corp	19,701
242		First Community Bancshares, Inc	7,258
1,705		First Financial Bancorp	40,920
2,288		First Financial Bankshares, Inc	106,918
188		First Financial Corp	8,462
445		First Foundation, Inc	10,440
70		First Guaranty Bancshares, Inc	1,254
2,293		First Hawaiian, Inc	62,759
10,025		First Horizon National Corp	169,523
85		First Internet Bancorp	2,995
744		First Interstate Bancsystem, Inc	34,254
960		First Merchants Corp	44,640
93		First Mid-Illinois Bancshares, Inc	4,085
1,595		First Midwest Bancorp, Inc	34,946
158		First Northwest Bancorp	2,626
321		First of Long Island Corp	6,821
3,138		First Republic Bank	523,261
610		Flagstar Bancorp, Inc	27,511
358		Flushing Financial Corp	7,600
5,725		FNB Corp	72,707
1,710		FNCB Bancorp Inc	12,893
220		Franklin Financial Services Corp	6,860
247		FS Bancorp, Inc	16,598
2,673		Fulton Financial Corp	45,521
668	*	FVCBankcorp, Inc	11,570
325		German American Bancorp, Inc	15,021
1,494		Glacier Bancorp, Inc	85,278
161		Great Southern Bancorp, Inc	9,124
849		Great Western Bancorp, Inc	25,716
45		Greene County Bancorp, Inc	1,125
28		Guaranty Bancshares, Inc	1,029
1,895		Hancock Whitney Corp	79,609
484		Hanmi Financial Corp	9,549
1,147		HarborOne Northeast Bancorp, Inc	15,450
317		Hawthorn Bancshares Inc	6,749
429		Heartland Financial USA, Inc	21,562
553		Heritage Commerce Corp	6,758
460		Heritage Financial Corp	12,990
1,168		Hilltop Holdings, Inc	39,864
22		Hingham Institution for Savings	6,243
89		Home Bancorp, Inc	3,208
2,960		Home Bancshares, Inc	80,068
314		HomeStreet, Inc	13,838
265		HomeTrust Bancshares, Inc	6,453
1,956		Hope Bancorp, Inc	29,457
501		Horizon Bancorp	9,309
129	*	Howard Bancorp, Inc	2,121

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

18,430		Huntington Bancshares, Inc	$289,720
491		Independent Bank Corp	41,337
308		Independent Bank Corp	7,281
488		Independent Bank Group, Inc	35,253
843		International Bancshares Corp	39,132
120		Investar Holding Corp	2,466
4,402		Investors Bancorp, Inc	64,665
53,418		JPMorgan Chase & Co	8,131,822
2,079		Kearny Financial Corp	25,114
17,530		Keycorp	350,249
584		Lakeland Bancorp, Inc	10,179
525		Lakeland Financial Corp	36,325
412		Landmark Bancorp, Inc	10,885
141		LCNB Corp	2,468
85		Level One Bancorp, Inc	2,191
310		Live Oak Bancshares, Inc	21,232
341		Luther Burbank Corp	4,034
2,253		M&T Bank Corp	341,577
400		Macatawa Bank Corp	3,980
226		Mercantile Bank Corp	7,338
155		Merchants Bancorp	6,501
856		Meridian Bancorp, Inc	15,768
589		Meridian Corp	15,314
753		Meta Financial Group, Inc	34,118
101	*	Metropolitan Bank Holding Corp	5,086
6,281		MGIC Investment Corp	86,992
449		Middlefield Banc Corp	9,411
324		Midland States Bancorp, Inc	8,988
169		MidWestOne Financial Group, Inc	5,234
236	*	MMA Capital Holdings Inc	5,383
1,477	*	Mr Cooper Group, Inc	51,341
142		MVB Financial Corp	4,800
535		National Bank Holdings Corp	21,229
109		National Bankshares, Inc	3,871
669		NBT Bancorp, Inc	26,693
8,219		New York Community Bancorp, Inc	103,724
140	*	Nicolet Bankshares, Inc	11,684
1,146	*	NMI Holdings, Inc	27,091
115		Northeast Bank	3,035
643		Northfield Bancorp, Inc	10,237
104		Northrim BanCorp, Inc	4,421
2,189		Northwest Bancshares, Inc	31,631
64		Norwood Financial Corp	1,703
530		Oak Valley Bancorp	9,090
714		OceanFirst Financial Corp	17,093
596		OFG Bancorp	13,482
287		Ohio Valley Banc Corp	6,968
3,054		Old National Bancorp	59,064
432		Old Second Bancorp, Inc	5,707
809		OP Bancorp	8,511
249		Origin Bancorp, Inc	10,560
111		Orrstown Financial Services, Inc	2,475
1,405		Pacific Premier Bancorp, Inc	61,033
2,138		PacWest Bancorp	81,565
205		Park National Corp	26,507
713		Parke Bancorp, Inc	14,253
1,348	e	Partners Bancorp	9,854
226		PCB Bancorp	3,390
290		PCSB Financial Corp	4,817
259	*	PDL Community Bancorp	2,877
259		Peapack Gladstone Financial Corp	7,998
100		Penns Woods Bancorp, Inc	2,409
815		PennyMac Financial Services, Inc	54,499
365		Peoples Bancorp of North Carolina, Inc	8,629
261		Peoples Bancorp, Inc	8,657
101		Peoples Financial Services Corp	4,266

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,639		People’s United Financial, Inc	$136,738
1,330		Pinnacle Financial Partners, Inc	117,918
7,513		PNC Financial Services Group, Inc	1,317,855
1,634		Popular, Inc	114,903
188		Preferred Bank	11,972
175		Premier Financial Bancorp, Inc	3,253
586		Premier Financial Corp	19,490
169		Primis Financial Corp	2,457
1,690		Prosperity Bancshares, Inc	126,564
741		Provident Bancorp Inc	10,670
1,838		Provident Financial Services, Inc	40,951
609		Prudential Bancorp, Inc	8,989
190		QCR Holdings, Inc	8,972
2,891		Radian Group, Inc	67,216
104		RBB Bancorp	2,108
91		Red River Bancshares Inc	5,097
17,794		Regions Financial Corp	367,624
102		Reliant Bancorp Inc	2,929
670		Renasant Corp	27,725
146		Republic Bancorp, Inc (Class A)	6,466
750	*	Republic First Bancorp, Inc	2,828
369		Riverview Bancorp, Inc	2,557
1,555	e	Rocket Cos, Inc	35,905
540		S&T Bancorp, Inc	18,090
495		Sandy Spring Bancorp, Inc	21,498
617	*	Seacoast Banking Corp of Florida	22,360
290	*	Select Bancorp, Inc	3,210
726		ServisFirst Bancshares, Inc	44,526
185		Shore Bancshares, Inc	3,149
192		Sierra Bancorp	5,146
980		Signature Bank	221,578
295	*	Silvergate Capital Corp	41,940
1,396		Simmons First National Corp (Class A)	41,419
116		SmartFinancial, Inc	2,511
1,389		South State Corp	109,050
101	*	Southern First Bancshares, Inc	4,735
86		Southern Missouri Bancorp, Inc	3,390
432		Southside Bancshares, Inc	16,636
154		Spirit of Texas Bancshares, Inc	3,436
3,716		Sterling Bancorp	85,542
259	*	Sterling Bancorp, Inc	1,466
339		Stock Yards Bancorp, Inc	17,309
164		Summit Financial Group, Inc	4,354
916	*	SVB Financial Group	452,193
2,625		Synovus Financial Corp	120,094
2,958		TCF Financial Corp	137,429
150		Territorial Bancorp, Inc	3,969
932	*	Texas Capital Bancshares, Inc	66,097
143		TFS Financial Corp	2,913
714	*	The Bancorp, Inc	14,794
100		Timberland Bancorp, Inc	2,781
229		Tompkins Financial Corp	18,938
996		Towne Bank	30,278
618		Trico Bancshares	29,275
343	*	Tristate Capital Holdings, Inc	7,910
599	*	Triumph Bancorp, Inc	46,357
23,920		Truist Financial Corp	1,395,014
1,387		Trustco Bank Corp NY	10,222
1,035		Trustmark Corp	34,838
685		UMB Financial Corp	63,246
3,528		Umpqua Holdings Corp	61,916
1,802		United Bankshares, Inc	69,521
1,078		United Community Banks, Inc	36,781
113		United Security Bancshares	925
119		Unity Bancorp, Inc	2,618
364		Univest Financial Corp	10,407

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

23,954		US Bancorp	$1,324,896
7,103		Valley National Bancorp	97,595
1,054		Veritex Holdings, Inc	34,487
543		Walker & Dunlop, Inc	55,788
1,396		Washington Federal, Inc	42,997
232		Washington Trust Bancorp, Inc	11,978
384		Waterstone Financial, Inc	7,841
1,651		Webster Financial Corp	90,987
66,912		Wells Fargo & Co	2,614,252
875		WesBanco, Inc	31,553
239		West Bancorporation, Inc	5,758
533		Westamerica Bancorporation	33,462
1,643		Western Alliance Bancorp	155,165
413		Western New England Bancorp, Inc	3,482
886		Wintrust Financial Corp	67,159
827		WSFS Financial Corp	41,176
3,111		Zions Bancorporation	170,981

		TOTAL BANKS	34,104,928

CAPITAL GOODS - 6.4%
9,898		3M Co	1,907,147
2,472		A.O. Smith Corp	167,132
724		Aaon, Inc	50,687
511	*	AAR Corp	21,283
685		Acuity Brands, Inc	113,025
987		Advanced Drainage Systems, Inc	102,046
2,479	*	Aecom Technology Corp	158,929
522	*	Aegion Corp	15,007
1,067		Aerojet Rocketdyne Holdings, Inc	50,106
407	*	Aerovironment, Inc	47,236
1,119		AGCO Corp	160,744
1,858		Air Lease Corp	91,042
148		Alamo Group, Inc	23,110
620		Albany International Corp (Class A)	51,751
1,625		Allegion plc	204,132
91		Allied Motion Technologies, Inc	4,671
1,851		Allison Transmission Holdings, Inc	75,576
990		Altra Industrial Motion Corp	54,767
317	*	Ameresco, Inc	15,416
445	*	American Superconductor Corp	8,437
254	*	American Woodmark Corp	25,039
3,942		Ametek, Inc	503,512
2,415	*,g	API Group Corp	49,942
438		Apogee Enterprises, Inc	17,905
567		Applied Industrial Technologies, Inc	51,693
909		Arcosa, Inc	59,167
244		Argan, Inc	13,017
902		Armstrong World Industries, Inc	81,261
1,613	*	Array Technologies, Inc	48,100
334		Astec Industries, Inc	25,190
340	*	Astronics Corp	6,134
983	*	Atkore International Group, Inc	70,678
1,101	*	Axon Enterprise, Inc	156,804
1,536	*	AZEK Co, Inc	64,589
406		AZZ, Inc	20,442
782		Barnes Group, Inc	38,740
1,120	*	Beacon Roofing Supply, Inc	58,598
1,542	*	Bloom Energy Corp	41,711
87	*	Blue Bird Corp	2,178
9,432	*	Boeing Co	2,402,519
597		Boise Cascade Co	35,719
3,681	*	Builders FirstSource, Inc	170,688
1,753		BWX Technologies, Inc	115,593
351		Caesarstone Sdot-Yam Ltd	4,819
250		CAI International, Inc	11,380

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

901		Carlisle Cos, Inc	$148,287
15,195		Carrier Global Corp	641,533
9,609		Caterpillar, Inc	2,228,039
624	*	Chart Industries, Inc	88,826
259	*	CIRCOR International, Inc	9,018
1,647	*	Colfax Corp	72,155
262		Columbus McKinnon Corp	13,823
575		Comfort Systems USA, Inc	42,993
2,558	*	Concrete Pumping Holdings Inc	18,955
320	*	Construction Partners Inc	9,562
347	*	Cornerstone Building Brands, Inc	4,868
775		Crane Co	72,780
225		CSW Industrials, Inc	30,375
633		Cubic Corp	47,203
2,604		Cummins, Inc	674,722
801		Curtiss-Wright Corp	94,999
4,995		Deere & Co	1,868,829
2,166		Donaldson Co, Inc	125,975
347		Douglas Dynamics, Inc	16,014
2,465		Dover Corp	338,025
160	*	Ducommun, Inc	9,600
240	*	DXP Enterprises, Inc	7,241
486	*	Dycom Industries, Inc	45,125
80		Eastern Co	2,144
7,035		Eaton Corp	972,800
916		EMCOR Group, Inc	102,739
10,584		Emerson Electric Co	954,888
318		Encore Wire Corp	21,347
568	*	Energy Recovery, Inc	10,417
917		Enerpac Tool Group Corp	23,952
681		EnerSys	61,835
330		EnPro Industries, Inc	28,139
502		ESCO Technologies, Inc	54,663
56	*	EVI Industries, Inc	1,611
1,481	*	Evoqua Water Technologies Corp	38,950
10,070		Fastenal Co	506,320
1,130		Federal Signal Corp	43,279
2,325		Flowserve Corp	90,233
2,709	*	Fluor Corp	62,551
5,236		Fortive Corp	369,871
2,359		Fortune Brands Home & Security, Inc	226,039
719		Franklin Electric Co, Inc	56,758
5,041	*	FuelCell Energy, Inc	72,641
730	*	Gates Industrial Corp plc	11,673
608		GATX Corp	56,386
103	*	Gencor Industries, Inc	1,381
1,125	*	Generac Holdings, Inc	368,381
4,432		General Dynamics Corp	804,674
154,695		General Electric Co	2,031,145
230	*	General Finance Corp	2,795
567	*	Gibraltar Industries, Inc	51,886
829	*	GMS, Inc	34,611
271		Gorman-Rupp Co	8,973
2,901		Graco, Inc	207,770
2,996		GrafTech International Ltd	36,641
128		Graham Corp	1,823
696		Granite Construction, Inc	28,014
890	*	Great Lakes Dredge & Dock Corp	12,976
720		Greenbrier Cos, Inc	33,998
448		Griffon Corp	12,172
627		H&E Equipment Services, Inc	23,826
760		HEICO Corp	95,608
1,362		HEICO Corp (Class A)	154,723
672		Helios Technologies, Inc	48,969
380	*	Herc Holdings, Inc	38,505
1,608	*	Hexcel Corp	90,048

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,600		Hillenbrand, Inc	$76,336
12,360		Honeywell International, Inc	2,682,985
7,052	*	Howmet Aerospace, Inc	226,581
1,006		Hubbell, Inc	188,011
625		Huntington Ingalls	128,656
96		Hurco Cos, Inc	3,389
168	*	Hydrofarm Holdings Group, Inc	10,134
158		Hyster-Yale Materials Handling, Inc	13,765
1,271		IDEX Corp	266,046
137	*	IES Holdings, Inc	6,906
5,547		Illinois Tool Works, Inc	1,228,771
6,120	*	Ingersoll Rand, Inc	301,165
289		Insteel Industries, Inc	8,913
1,602		ITT, Inc	145,638
1,178	*	JELD-WEN Holding, Inc	32,619
486		John Bean Technologies Corp	64,803
13,060		Johnson Controls International plc	779,290
166		Kadant, Inc	30,712
670		Kaman Corp	34,364
1,244		Kennametal, Inc	49,723
1,807	*	Kratos Defense & Security Solutions, Inc	49,295
3,649		L3Harris Technologies, Inc	739,579
87	*	Lawson Products, Inc	4,512
122	*	LB Foster Co (Class A)	2,184
606		Lennox International, Inc	188,824
1,115		Lincoln Electric Holdings, Inc	137,078
165		Lindsay Corp	27,492
4,322		Lockheed Martin Corp	1,596,979
478		Luxfer Holdings plc	10,172
258	*	Lydall, Inc	8,705
539	*	Manitowoc Co, Inc	11,114
4,336		Masco Corp	259,726
503	*	Masonite International Corp	57,966
1,083	*	Mastec, Inc	101,477
383	*	Matrix Service Co	5,021
906		Maxar Technologies, Inc	34,265
379		McGrath RentCorp	30,566
952	*	Mercury Systems, Inc	67,259
1,303	*	Meritor, Inc	38,334
1,001	*	Middleby Corp	165,916
168		Miller Industries, Inc	7,760
661		Moog, Inc (Class A)	54,962
1,441	*	MRC Global, Inc	13,012
884		MSC Industrial Direct Co (Class A)	79,728
883		Mueller Industries, Inc	36,512
2,381		Mueller Water Products, Inc (Class A)	33,072
301	*	MYR Group, Inc	21,573
76		National Presto Industries, Inc	7,757
783	*	Navistar International Corp	34,475
1,965	*	NN, Inc	13,893
995		Nordson Corp	197,687
2,727		Northrop Grumman Corp	882,566
149	*	Northwest Pipe Co	4,980
1,637	*	NOW, Inc	16,517
224	*	NV5 Global Inc	21,632
2,708		nVent Electric plc	75,580
44		Omega Flex, Inc	6,947
1,266		Oshkosh Corp	150,224
7,069		Otis Worldwide Corp	483,873
2,030		Owens Corning, Inc	186,943
5,917		PACCAR, Inc	549,808
985	*	PAE, Inc	8,885
291		Park Aerospace Corp	3,847
2,304		Parker-Hannifin Corp	726,751
124		Park-Ohio Holdings Corp	3,905
328	*	Parsons Corp	13,264

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,071		Pentair plc	$191,385
763	*	PGT Innovations, Inc	19,266
6,975	*	Plug Power, Inc	249,984
125		Powell Industries, Inc	4,234
51		Preformed Line Products Co	3,506
613		Primoris Services Corp	20,309
509	*	Proto Labs, Inc	61,971
492		Quanex Building Products Corp	12,905
2,579		Quanta Services, Inc	226,900
551		Raven Industries, Inc	21,120
25,144		Raytheon Technologies Corp	1,942,877
477	*	RBC Bearings, Inc	93,859
790		Regal-Beloit Corp	112,717
2,049	*	Resideo Technologies, Inc	57,884
562	*	REV Group, Inc	10,768
2,011		Rexnord Corp	94,698
2,103		Rockwell Automation, Inc	558,220
1,821		Roper Technologies Inc	734,482
691		Rush Enterprises, Inc (Class A)	34,433
144		Rush Enterprises, Inc (Class B)	6,493
2,806	*	Sensata Technologies Holding plc	162,608
1,563	*	Shoals Technologies Group, Inc	54,361
514		Shyft Group, Inc	19,121
842		Simpson Manufacturing Co, Inc	87,341
727	*	SiteOne Landscape Supply, Inc	124,128
1,023		Snap-On, Inc	236,047
1,891		Spirit Aerosystems Holdings, Inc (Class A)	91,997
647	*	SPX Corp	37,701
646		SPX FLOW, Inc	40,911
195		Standex International Corp	18,636
2,683		Stanley Black & Decker, Inc	535,715
394	*	Sterling Construction Co, Inc	9,141
2,631	*	Sunrun, Inc	159,123
187		Systemax, Inc	7,689
642	*	Teledyne Technologies, Inc	265,563
268		Tennant Co	21,411
1,185		Terex Corp	54,593
427	*	Textainer Group Holdings Ltd	12,234
4,224		Textron, Inc	236,882
251	*	The ExOne Company	7,871
509	*	Thermon Group Holdings	9,920
1,188		Timken Co	96,430
282	*	Titan Machinery, Inc	7,191
1,885		Toro Co	194,419
559	*	TPI Composites, Inc	31,544
4,213		Trane Technologies plc	697,504
121	*	Transcat Inc	5,939
930	*	TransDigm Group, Inc	546,766
2,122	*	Trex Co, Inc	194,248
716	*	Trimas Corp	21,709
1,884		Trinity Industries, Inc	53,675
1,005		Triton International Ltd	55,265
753	*	Triumph Group, Inc	13,840
585	*	Tutor Perini Corp	11,086
1,265		UFP Industries, Inc	95,938
1,316	*	United Rentals, Inc	433,372
2,797	*	Univar Solutions Inc	60,247
345		Valmont Industries, Inc	81,996
156	*	Vectrus, Inc	8,337
155	*	Veritiv Corp	6,594
3,438		Vertiv Holdings Co	68,760
253	*	Vicor Corp	21,513
1,053	*,e	Virgin Galactic Holdings, Inc	32,253
756		W.W. Grainger, Inc	303,103
918		Wabash National Corp	17,258
3,206		Wabtec Corp	253,787

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

609		Watsco, Inc	$158,797
522		Watts Water Technologies, Inc (Class A)	62,019
2,009	*	Welbilt, Inc	32,646
971	*	WESCO International, Inc	84,021
71	*	Willis Lease Finance Corp	3,086
2,516	*	WillScot Mobile Mini Holdings Corp	69,819
1,032		Woodward Inc	124,490
3,195		Xylem, Inc	336,050

		TOTAL CAPITAL GOODS	46,150,894

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,317		ABM Industries, Inc	67,180
731	*	Acacia Research (Acacia Technologies)	4,861
1,696		ACCO Brands Corp	14,314
1,679		ADT, Inc	14,171
962	*	ASGN Inc	91,813
110		Barrett Business Services, Inc	7,575
109		BGSF, Inc	1,526
2,513		Booz Allen Hamilton Holding Co	202,372
1,020		Brady Corp (Class A)	54,519
329	*	BrightView Holdings, Inc	5,550
1,022		Brink’s Co	80,973
451	*	CACI International, Inc (Class A)	111,244
801	*	Casella Waste Systems, Inc (Class A)	50,920
778	*	CBIZ, Inc	25,409
433	*	Ceco Environmental Corp	3,434
215	*	Cimpress plc	21,528
1,560		Cintas Corp	532,444
819	*	Clean Harbors, Inc	68,845
3,641	*	Copart, Inc	395,449
2,056	*	CoreCivic, Inc	18,607
1,318		CoreLogic Inc	104,451
701	*	CoStar Group, Inc	576,145
1,794		Covanta Holding Corp	24,865
128		CRA International, Inc	9,554
754		Deluxe Corp	31,638
633	*	Driven Brands Holdings, Inc	16,091
2,448	*	Dun & Bradstreet Holdings, Inc	58,287
394		Ennis, Inc	8,412
2,227		Equifax, Inc	403,376
944		Exponent, Inc	91,993
178	*	Forrester Research, Inc	7,561
148	*	Franklin Covey Co	4,187
640	*	FTI Consulting, Inc	89,670
191	*	GP Strategies Corp	3,333
1,393	*	Harsco Corp	23,890
1,153		Healthcare Services Group	32,319
286		Heidrick & Struggles International, Inc	10,216
247	*	Heritage-Crystal Clean, Inc	6,701
928		Herman Miller, Inc	38,187
682		HNI Corp	26,980
334	*	Huron Consulting Group, Inc	16,827
2,455	*	IAA, Inc	135,369
282		ICF International, Inc	24,647
6,940		IHS Markit Ltd	671,653
734		Insperity, Inc	61,465
961		Interface, Inc	11,993
2,295		Jacobs Engineering Group, Inc	296,675
2,455	*	KAR Auction Services, Inc	36,825
2,207		KBR, Inc	84,727
481	*	Kelly Services, Inc (Class A)	10,712
366		Kforce, Inc	19,618
577		Kimball International, Inc (Class B)	8,078
752		Knoll, Inc	12,415
1,048		Korn/Ferry International	65,364

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,410		Leidos Holdings, Inc	$232,035
1,129		Manpower, Inc	111,658
473		Mantech International Corp (Class A)	41,127
491		Matthews International Corp (Class A)	19,419
259	*	Mistras Group, Inc	2,955
177	*	Montrose Environmental Group, Inc	8,884
663		MSA Safety, Inc	99,463
6,597		Nielsen NV	165,915
2,896		Pitney Bowes, Inc	23,863
482		Quad Graphics, Inc	1,701
3,616		Republic Services, Inc	359,250
514		Resources Connection, Inc	6,960
2,179		Robert Half International, Inc	170,114
4,005		Rollins, Inc	137,852
1,043		Science Applications International Corp	87,184
269	*	SP Plus Corp	8,820
1,776		Steelcase, Inc (Class A)	25,557
1,556	*	Stericycle, Inc	105,046
449	*	Team, Inc	5,177
1,049		Tetra Tech, Inc	142,370
3,332		TransUnion	299,880
778	*	TriNet Group, Inc	60,653
645	*	TrueBlue, Inc	14,203
237		Unifirst Corp	53,019
1,635	*	Upwork, Inc	73,199
338	*	US Ecology, Inc	14,074
2,760		Verisk Analytics, Inc	487,664
440	*	Viad Corp	18,370
324	*	Vidler Water Resouces, Inc	2,884
134		VSE Corp	5,293
7,400		Waste Management, Inc	954,748
116	*	Willdan Group, Inc	4,762

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,541,057

CONSUMER DURABLES & APPAREL - 1.5%
707		Acushnet Holdings Corp	29,220
210	*	American Outdoor Brands, Inc	5,292
565	*	Beazer Homes USA, Inc	11,820
1,458		Brunswick Corp	139,049
1,433		Callaway Golf Co	38,333
2,340	*	Capri Holdings Ltd	119,340
750	*	Carter’s, Inc	66,698
132	*	Cavco Industries, Inc	29,781
608	*	Century Communities, Inc	36,675
307		Clarus Corp	5,234
604		Columbia Sportswear Co	63,801
1,159	*	CROCS, Inc	93,242
513	*	Deckers Outdoor Corp	169,505
5,753		DR Horton, Inc	512,707
167		Escalade, Inc	3,492
327		Ethan Allen Interiors, Inc	9,028
730	*	Fossil Group, Inc	9,052
2,599		Garmin Ltd	342,678
682	*	G-III Apparel Group Ltd	20,556
1,762	*,e	GoPro, Inc	20,510
578	*	Green Brick Partners, Inc	13,109
132		Hamilton Beach Brands Holding Co	2,393
6,499		Hanesbrands, Inc	127,835
2,303		Hasbro, Inc	221,364
470	*	Helen of Troy Ltd	99,010
173		Hooker Furniture Corp	6,308
379		Installed Building Products, Inc	42,024
443	*	iRobot Corp	54,126
75		Johnson Outdoors, Inc	10,706
1,651		KB Home	76,821

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

811		Kontoor Brands, Inc	$39,358
696		La-Z-Boy, Inc	29,566
2,404		Leggett & Platt, Inc	109,743
4,757		Lennar Corp (Class A)	481,551
224		Lennar Corp (Class B)	18,444
353	*	LGI Homes, Inc	52,706
163		Lifetime Brands, Inc	2,394
95	*	Lovesac Co	5,377
2,005	*	Lululemon Athletica, Inc	614,954
385	*	M/I Homes, Inc	22,742
287	*	Malibu Boats, Inc	22,868
156		Marine Products Corp	2,538
295	*	MasterCraft Boat Holdings, Inc	7,844
6,326	*	Mattel, Inc	126,014
1,086		MDC Holdings, Inc	64,508
640	*	Meritage Homes Corp	58,829
998	*	Mohawk Industries, Inc	191,925
227		Movado Group, Inc	6,458
511	*,e	Nautilus, Inc	7,992
6,518		Newell Brands Inc	174,552
21,897		Nike, Inc (Class B)	2,909,892
58	*	NVR, Inc	273,234
276		Oxford Industries, Inc	24,128
4,503	*	Peloton Interactive, Inc	506,317
1,026		Polaris Inc	136,971
4,721		Pulte Homes, Inc	247,569
327	*	Purple Innovation, Inc	10,350
1,215	*	PVH Corp	128,426
885	*	Ralph Lauren Corp	108,997
508		Rocky Brands, Inc	27,462
2,609	*	Skechers U.S.A., Inc (Class A)	108,821
1,043	*	Skyline Champion Corp	47,206
840		Smith & Wesson Brands, Inc	14,658
2,102	*	Sonos, Inc	78,762
1,383		Steven Madden Ltd	51,531
272		Sturm Ruger & Co, Inc	17,971
133		Superior Uniform Group, Inc	3,381
4,883	*	Tapestry, Inc	201,228
2,547	*	Taylor Morrison Home Corp	78,473
3,572		Tempur Sealy International, Inc	130,592
2,197		Toll Brothers, Inc	124,636
563	*	TopBuild Corp	117,909
2,459	*	TRI Pointe Homes, Inc	50,065
917	*	Tupperware Brands Corp	24,218
233	*	Turtle Beach Corp	6,214
3,682	*	Under Armour, Inc (Class A)	81,593
3,626	*	Under Armour, Inc (Class C)	66,936
226	*	Unifi, Inc	6,229
217	*	Universal Electronics, Inc	11,929
320	*	Vera Bradley, Inc	3,232
5,754		VF Corp	459,860
1,021	*	Vista Outdoor, Inc	32,743
347	*	VOXX International Corp (Class A)	6,614
1,133		Whirlpool Corp	249,657
1,465		Wolverine World Wide, Inc	56,139
1,310	*	YETI Holdings, Inc	94,595

		TOTAL CONSUMER DURABLES & APPAREL	10,918,610

CONSUMER SERVICES - 2.3%
700	*	Accel Entertainment, Inc	7,651
965	*	Adtalem Global Education, Inc	38,156
239	*	American Public Education, Inc	8,516
4,424		ARAMARK Holdings Corp	167,139
368	*	Bally’s Corp	23,913
17	*	Biglari Holdings, Inc (B Shares)	2,257
356	*	BJ’s Restaurants, Inc	20,676

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,539	*	Bloomin’ Brands, Inc	$41,630
141		Bluegreen Vacations Corp	1,520
203	*	Bluegreen Vacations Holding Corp	3,764
728	*	Booking Holdings, Inc	1,696,123
1,270	*	Boyd Gaming Corp	74,879
1,085	*	Bright Horizons Family Solutions	186,023
763	*	Brinker International, Inc	54,219
3,153	*	Caesars Entertainment, Inc	275,730
10,680	*	Carnival Corp	283,447
234		Carriage Services, Inc	8,234
507	*	Carrols Restaurant Group, Inc	3,034
348	*	Century Casinos, Inc	3,574
702	*	Cheesecake Factory	41,074
2,161	*	Chegg, Inc	185,111
496	*	Chipotle Mexican Grill, Inc (Class A)	704,727
695	*	Choice Hotels International, Inc	74,567
630		Churchill Downs, Inc	143,275
247	*	Chuy’s Holdings, Inc	10,947
463		Cracker Barrel Old Country Store, Inc	80,043
2,330		Darden Restaurants, Inc	330,860
792	*	Dave & Buster’s Entertainment, Inc	37,937
519		Del Taco Restaurants, Inc	4,972
1,168	*	Denny’s Corp	21,152
266	*	Dine Brands Global Inc.	23,948
706		Domino’s Pizza, Inc	259,660
302	*	El Pollo Loco Holdings, Inc	4,868
989	*	Everi Holdings, Inc	13,955
3,065		Extended Stay America, Inc	60,534
402	*	Fiesta Restaurant Group, Inc	5,061
1,596	*	frontdoor, Inc	85,785
410	*	GAN Ltd	7,462
149	*	Golden Entertainment, Inc	3,764
73		Graham Holdings Co	41,058
902	*	Grand Canyon Education, Inc	96,604
2,834		H&R Block, Inc	61,781
1,521	*	Hilton Grand Vacations, Inc	57,022
4,955	*	Hilton Worldwide Holdings, Inc	599,159
596	*	Houghton Mifflin Harcourt Co	4,541
738	*	Hyatt Hotels Corp	61,033
1,684	*	International Game Technology plc	27,028
490		Jack in the Box, Inc	53,792
6,007	*	Las Vegas Sands Corp	364,985
1,806	*	Laureate Education, Inc	24,543
322	*	Lindblad Expeditions Holdings, Inc	6,086
4,733	*	Marriott International, Inc (Class A)	701,005
777	*	Marriott Vacations Worldwide Corp	135,338
13,052		McDonald’s Corp	2,925,475
8,599		MGM Resorts International	326,676
173	*	Monarch Casino & Resort, Inc	10,487
49		Nathan’s Famous, Inc	3,091
279	*	Noodles & Co	2,888
6,383	*	Norwegian Cruise Line Holdings Ltd	176,107
1,026	*	OneSpaWorld Holdings Ltd	10,927
565		Papa John’s International, Inc	50,082
2,733	*	Penn National Gaming, Inc	286,528
1,137	*	Perdoceo Education Corp	13,598
1,475	*	Planet Fitness, Inc	114,017
2,642	*	PlayAGS, Inc	21,347
142		RCI Hospitality Holdings, Inc	9,030
307	*	Red Robin Gourmet Burgers, Inc	12,246
1,049	*	Red Rock Resorts, Inc	34,187
607	*	Regis Corp	7,624
3,475	*	Royal Caribbean Cruises Ltd	297,495
473	*	Ruth’s Hospitality Group Inc	11,745
843	*	Scientific Games Corp (Class A)	32,472
1,062	*	SeaWorld Entertainment, Inc	52,750

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,892		Service Corp International	$147,637
596	*	Shake Shack, Inc	67,211
1,370	*	Six Flags Entertainment Corp	63,664
20,557		Starbucks Corp	2,246,263
403		Strategic Education, Inc	37,040
521	*	Stride, Inc	15,687
5,209	*	Target Hospitality Corp	13,075
2,355	*	Terminix Global Holdings, Inc	112,263
1,286	*	Texas Roadhouse, Inc (Class A)	123,379
1,610		Travel & Leisure Co	98,468
720	*	Vail Resorts, Inc	209,995
1,216	*	Vivint Smart Home, Inc	17,413
2,954		Wendy’s	59,848
513		Wingstop, Inc	65,238
881	*	WW International Inc	27,558
1,610		Wyndham Hotels & Resorts, Inc	112,346
1,791	*	Wynn Resorts Ltd	224,538
6,858		Yum China Holdings, Inc	406,062
5,280		Yum! Brands, Inc	571,190

		TOTAL CONSUMER SERVICES	16,251,809

DIVERSIFIED FINANCIALS - 4.8%
741		Affiliated Managers Group, Inc	110,431
8,788		AGNC Investment Corp	147,287
243		Alerus Financial Corp	7,237
6,863		Ally Financial, Inc	310,276
11,528		American Express Co	1,630,520
2,086		Ameriprise Financial, Inc	484,891
24,121		Annaly Capital Management, Inc	207,441
2,943		Apollo Commercial Real Estate Finance, Inc	41,114
3,019		Apollo Global Management, Inc	141,923
1,747		Arbor Realty Trust, Inc	27,777
406		Ares Commercial Real Estate Corp	5,570
1,696		Ares Management Corp	95,027
359	*	Arlington Asset Investment Corp (Class A)	1,450
566		ARMOUR Residential REIT, Inc	6,905
870		Artisan Partners Asset Management, Inc	45,388
253	*	Assetmark Financial Holdings, Inc	5,905
86		Associated Capital Group, Inc	3,084
123	*	Atlanticus Holdings Corp	3,731
212		B. Riley Financial, Inc	11,953
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	6,975
13,918		Bank of New York Mellon Corp	658,182
33,152	*	Berkshire Hathaway, Inc (Class B)	8,469,341
4,169		BGC Partners, Inc (Class A)	20,136
2,587		BlackRock, Inc	1,950,495
2,460		Blackstone Mortgage Trust, Inc	76,260
637	*	Blucora, Inc	10,600
866		Brightsphere Investment Group, Inc	17,649
2,136		Broadmark Realty Capital, Inc	22,343
1,450	*	Cannae Holdings, Inc	57,449
8,047		Capital One Financial Corp	1,023,820
1,473		Capstead Mortgage Corp	9,177
1,967		Carlyle Group, Inc	72,307
2,009		CBOE Global Markets, Inc	198,268
24,541		Charles Schwab Corp	1,599,582
192		Cherry Hill Mortgage Investment Corp	1,793
2,715		Chimera Investment Corp	34,480
6,229		CME Group, Inc	1,272,149
461		Cohen & Steers, Inc	30,117
1,289		Colony Credit Real Estate, Inc	10,982
387		Cowen Group, Inc	13,603
186	*,e	Credit Acceptance Corp	67,003
153		Curo Group Holdings Corp	2,232
49		Diamond Hill Investment Group, Inc	7,644

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,541		Discover Financial Services	$526,340
397	*	Donnelley Financial Solutions, Inc	11,048
258		Dynex Capital, Inc	4,884
548		Ellington Financial Inc	8,773
546	*	Encore Capital Group, Inc	21,966
522	*	Enova International, Inc	18,521
7,019		Equitable Holdings, Inc	228,960
638		Evercore Inc	84,050
796	*	Ezcorp, Inc (Class A)	3,956
649		Factset Research Systems, Inc	200,275
1,485		Federated Investors, Inc (Class B)	46,480
737		FirstCash, Inc	48,399
730	*	Focus Financial Partners, Inc	30,383
4,508		Franklin Resources, Inc	133,437
93		GAMCO Investors, Inc (Class A)	1,725
5,831		Goldman Sachs Group, Inc	1,906,737
662		Granite Point Mortgage Trust, Inc	7,924
259		Great Ajax Corp	2,823
905	*	Green Dot Corp	41,440
424		Greenhill & Co, Inc	6,988
562		Hamilton Lane, Inc	49,771
1,190		Hannon Armstrong Sustainable Infrastructure Capital, Inc	66,759
733		Houlihan Lokey, Inc	48,752
1,406		Interactive Brokers Group, Inc (Class A)	102,694
9,759		Intercontinental Exchange Group, Inc	1,089,885
6,556		Invesco Ltd	165,342
3,050		Invesco Mortgage Capital, Inc	12,230
4,274		Jefferies Financial Group, Inc	128,647
9,400		KKR & Co, Inc	459,190
168		KKR Real Estate Finance Trust, Inc	3,090
1,766		Ladder Capital Corp	20,839
1,898		Lazard Ltd (Class A)	82,582
1,011	*	LendingClub Corp	16,702
147	*,e	LendingTree, Inc	31,311
1,449		LPL Financial Holdings, Inc	205,990
658		MarketAxess Holdings, Inc	327,631
144		Marlin Business Services Corp	1,964
9,365		MFA Financial Inc	38,116
877		Moelis & Co	48,130
2,835		Moody’s Corp	846,559
24,591		Morgan Stanley	1,909,737
319		Morningstar, Inc	71,788
1,449		MSCI, Inc (Class A)	607,537
2,010		Nasdaq Inc	296,395
3,389		Navient Corp	48,497
312		Nelnet, Inc (Class A)	22,695
6,024		New Residential Investment Corp	67,770
6,454		New York Mortgage Trust, Inc	28,849
483	*,†	NewStar Financial, Inc	117
3,300		Northern Trust Corp	346,863
1,264		OneMain Holdings, Inc	67,902
697	*	Oportun Financial Corp	14,435
147		Oppenheimer Holdings, Inc	5,887
511		Orchid Island Capital, Inc	3,071
1,723		PennyMac Mortgage Investment Trust	33,771
229		Piper Jaffray Cos	25,110
397		PJT Partners, Inc	26,857
719	*	PRA Group, Inc	26,653
1,334		PROG Holdings, Inc	57,749
257		Pzena Investment Management, Inc (Class A)	2,706
2,261		Raymond James Financial, Inc	277,108
530		Ready Capital Corp	7,113
1,174		Redwood Trust, Inc	12,221
143		Regional Management Corp	4,956
4,237		S&P Global, Inc	1,495,110
296	*	Safeguard Scientifics, Inc	2,019

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

952		Santander Consumer USA Holdings, Inc	$25,761
375		Sculptor Capital Management, Inc	8,205
1,969		SEI Investments Co	119,971
111		Silvercrest Asset Management Group, Inc	1,596
5,752		SLM Corp	103,363
5,018		Starwood Property Trust, Inc	124,145
6,089		State Street Corp	511,537
285		StepStone Group, Inc	10,052
1,929		Stifel Financial Corp	123,572
241	*	StoneX Group, Inc	15,757
10,548		Synchrony Financial	428,882
3,897		T Rowe Price Group, Inc	668,725
867		TPG RE Finance Trust, Inc	9,710
1,436		Tradeweb Markets, Inc	106,264
4,626		Two Harbors Investment Corp	33,909
244	*,e	Upstart Holdings, Inc	31,442
1,248		Virtu Financial, Inc	38,750
103		Virtus Investment Partners, Inc	24,256
2,393		Voya Financial, Inc	152,291
1,255		Waddell & Reed Financial, Inc (Class A)	31,438
614		Western Asset Mortgage Capital Corp	1,959
125		Westwood Holdings Group, Inc	1,807
1,867		WisdomTree Investments, Inc	11,669
90	*	World Acceptance Corp	11,678

		TOTAL DIVERSIFIED FINANCIALS	34,061,445

ENERGY - 2.6%
5,078		Antero Midstream Corp	45,854
4,322	*	Antero Resources Corp	44,084
6,619	*	APA Corp	118,480
338	*	Arch Resources, Inc	14,061
2,039		Archrock, Inc	19,350
454	*	Ardmore Shipping Corp	2,061
340	*	Aspen Aerogels, Inc	6,916
11,798		Baker Hughes Co	254,955
2,302		Berry Petroleum Co LLC	12,684
314	*	Bonanza Creek Energy, Inc	11,219
289		Brigham Minerals, Inc	4,231
90	*	Bristow Group, Inc	2,329
6,054		Cabot Oil & Gas Corp	113,694
845		Cactus, Inc	25,874
3,257	*	ChampionX Corp	70,775
4,052	*	Cheniere Energy, Inc	291,785
33,970		Chevron Corp	3,559,716
1,704		Cimarex Energy Co	101,201
1,943	*	Clean Energy Fuels Corp	26,697
3,564	*	CNX Resources Corp	52,391
24,103		ConocoPhillips	1,276,736
2,222	*	CONSOL Energy, Inc	21,598
1,567	*,e	Contango Oil & Gas Co	6,111
1,365	*	Continental Resources, Inc	35,313
583		CVR Energy, Inc	11,182
1,312		Delek US Holdings, Inc	28,575
11,167		Devon Energy Corp	243,999
2,136		DHT Holdings, Inc	12,666
406	*	Diamond S Shipping Inc	4,072
2,909		Diamondback Energy, Inc	213,782
333	*	DMC Global, Inc	18,069
395	*	Dorian LPG Ltd	5,186
582	*	Dril-Quip, Inc	19,340
153	*	Earthstone Energy, Inc	1,094
1,385	*,e	Energy Fuels, Inc	7,867
10,231		EOG Resources, Inc	742,054
4,284	*	EQT Corp	79,597
7,406		Equitrans Midstream Corp	60,433

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

468		Evolution Petroleum Corp	$1,582
499	*	Exterran Corp	1,677
74,906	d	Exxon Mobil Corp	4,182,002
790	*	Frank’s International NV	2,804
2,068	e	Frontline Ltd	14,786
1,502	*	Golar LNG Ltd	15,365
308	*	Goodrich Petroleum Corp	2,914
569	*	Green Plains Inc	15,403
15,738		Halliburton Co	337,737
2,257	*	Helix Energy Solutions Group, Inc	11,398
2,282		Helmerich & Payne, Inc	61,523
4,862		Hess Corp	344,035
2,656		HollyFrontier Corp	95,032
461		International Seaways, Inc	8,934
34,243		Kinder Morgan, Inc	570,146
6,823	*	Kosmos Energy Ltd	20,947
1,013	*	Liberty Oilfield Services, Inc	11,437
1,787	*	Magnolia Oil & Gas Corp	20,515
14,625		Marathon Oil Corp	156,195
11,742		Marathon Petroleum Corp	628,080
1,952		Matador Resources Co	45,774
2,772		Murphy Oil Corp	45,489
89	*	Nabors Industries Ltd	8,317
66		Nacco Industries, Inc (Class A)	1,647
918	*	National Energy Services Reunited Corp	11,356
6,210	*	Newpark Resources, Inc	19,499
2,138	*	NexTier Oilfield Solutions, Inc	7,953
2,408		Nordic American Tankers Ltd	7,826
6,945	*	NOV, Inc	95,285
14,965		Occidental Petroleum Corp	398,368
1,532	*	Oceaneering International, Inc	17,495
784	*	Oil States International, Inc	4,728
7,835		ONEOK, Inc	396,921
546	*	Overseas Shipholding Group, Inc	1,125
4,596		Ovintiv, Inc	109,477
482	*	Par Pacific Holdings, Inc	6,806
3,250		Patterson-UTI Energy, Inc	23,172
2,058	*	PBF Energy, Inc	29,121
1,666	*	PDC Energy, Inc	57,310
217	*	Penn Virginia Corp	2,908
7,911		Phillips 66	645,063
3,572		Pioneer Natural Resources Co	567,305
1,178	*	ProPetro Holding Corp	12,557
3,580	*	Range Resources Corp	36,981
641	*	Renewable Energy Group, Inc	42,332
92	*	Rex American Resources Corp	7,744
901	*	RPC, Inc	4,865
24,668		Schlumberger Ltd	670,723
688		Scorpio Tankers, Inc	12,700
988	*	Select Energy Services, Inc	4,920
946		SFL Corp Ltd	7,587
1,739		SM Energy Co	28,467
678		Solaris Oilfield Infrastructure, Inc	8,319
11,544	*	Southwestern Energy Co	53,680
300	*	Talos Energy, Inc	3,612
4,054		Targa Resources Investments, Inc	128,714
2,673	*	Tellurian, Inc	6,255
384	*	Tidewater, Inc	4,812
9,943	*	Transocean Ltd	35,298
2,051	*,e	Uranium Energy Corp	5,866
1,387	*	US Silica Holdings, Inc	17,046
7,396		Valero Energy Corp	529,554
1,529	*	W&T Offshore, Inc	5,489
21,790		Williams Cos, Inc	516,205
1,068		World Fuel Services Corp	37,594

		TOTAL ENERGY	18,752,808

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.2%
2,725	e	Albertsons Cos, Inc	$51,966
418		Andersons, Inc	11,445
2,427	*	BJ’s Wholesale Club Holdings, Inc	108,875
618		Casey’s General Stores, Inc	133,605
300	*	Chefs’ Warehouse Holdings, Inc	9,138
7,779		Costco Wholesale Corp	2,741,942
1,225	*	Grocery Outlet Holding Corp	45,190
626	*	HF Foods Group Inc	4,520
213		Ingles Markets, Inc (Class A)	13,131
13,339		Kroger Co	480,071
286		Natural Grocers by Vitamin C	5,019
2,310	*	Performance Food Group Co	133,079
385		Pricesmart, Inc	37,249
862	*	Rite Aid Corp	17,637
584		SpartanNash Co	11,464
2,100	*	Sprouts Farmers Market, Inc	55,902
8,648		SYSCO Corp	680,944
784	*	United Natural Foods, Inc	25,825
3,868	*	US Foods Holding Corp	147,448
127		Village Super Market (Class A)	2,993
12,955		Walgreens Boots Alliance, Inc	711,229
24,585		Walmart, Inc	3,339,381
148		Weis Markets, Inc	8,365

		TOTAL FOOD & STAPLES RETAILING	8,776,418

FOOD, BEVERAGE & TOBACCO - 2.9%
99		Alico, Inc	2,956
32,592		Altria Group, Inc	1,667,407
9,711		Archer-Daniels-Midland Co	553,527
1,190	e	B&G Foods, Inc (Class A)	36,961
924	*,e	Beyond Meat, Inc	120,231
152	*	Boston Beer Co, Inc (Class A)	183,355
711		Brown-Forman Corp (Class A)	45,269
3,077		Brown-Forman Corp (Class B)	212,221
2,572		Bunge Ltd	203,882
345		Calavo Growers, Inc	26,786
486	*	Cal-Maine Foods, Inc	18,672
3,182		Campbell Soup Co	159,959
615	*	Celsius Holdings, Inc	29,551
68,108		Coca-Cola Co	3,589,973
72		Coca-Cola Consolidated Inc	20,792
8,585		ConAgra Brands, Inc	322,796
2,831		Constellation Brands, Inc (Class A)	645,468
2,988	*	Darling International, Inc	219,857
200	*	Farmer Bros Co	2,088
2,984		Flowers Foods, Inc	71,019
499		Fresh Del Monte Produce, Inc	14,286
696	*	Freshpet, Inc	110,532
10,698		General Mills, Inc	656,001
1,593	*	Hain Celestial Group, Inc	69,455
2,590		Hershey Co	409,634
4,724		Hormel Foods Corp	225,713
2,702	*	Hostess Brands, Inc	38,747
1,227		Ingredion, Inc	110,332
277		J&J Snack Foods Corp	43,497
2,019		J.M. Smucker Co	255,464
199		John B. Sanfilippo & Son, Inc	17,984
4,342		Kellogg Co	274,849
12,319		Keurig Dr Pepper, Inc	423,404
11,401		Kraft Heinz Co	456,040
2,706		Lamb Weston Holdings, Inc	209,661
364		Lancaster Colony Corp	63,831
422	*	Landec Corp	4,473
187		Limoneira Co	3,273

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,238		McCormick & Co, Inc	$377,860
203		MGP Ingredients, Inc	12,007
3,002	*	Molson Coors Brewing Co (Class B)	153,552
24,553		Mondelez International, Inc	1,437,087
6,463	*	Monster Beverage Corp	588,715
366		National Beverage Corp	17,901
1,827	*	NewAge, Inc	5,225
24,362		PepsiCo, Inc	3,446,005
27,331		Philip Morris International, Inc	2,425,353
908	*	Pilgrim’s Pride Corp	21,601
1,211	*	Post Holdings, Inc	128,027
2,638		Primo Water Corp	42,894
317		Sanderson Farms, Inc	49,382
4		Seaboard Corp	14,760
134	*	Seneca Foods Corp	6,310
1,484	*	Simply Good Foods Co	45,143
413		Tootsie Roll Industries, Inc	13,684
1,099	*	TreeHouse Foods, Inc	57,412
78		Turning Point Brands, Inc	4,069
4,919		Tyson Foods, Inc (Class A)	365,482
619		Universal Corp	36,515
2,682		Vector Group Ltd	37,414
420	*	Vital Farms, Inc	9,173

		TOTAL FOOD, BEVERAGE & TOBACCO	20,815,517

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
1,394	*	1Life Healthcare, Inc	54,478
30,473		Abbott Laboratories	3,651,884
785	*	Abiomed, Inc	250,203
1,640	*	Acadia Healthcare Co, Inc	93,710
406	*,e	Accelerate Diagnostics, Inc	3,378
186	*	Accolade, Inc	8,439
1,245	*	Accuray, Inc	6,163
155	*	Acutus Medical, Inc	2,072
1,314	*	AdaptHealth Corp	48,303
230	*	Addus HomeCare Corp	24,056
1,383	*	Align Technology, Inc	748,936
2,817	*	Allscripts Healthcare Solutions, Inc	42,297
996	*	Alphatec Holdings Inc	15,727
577	*	Amedisys, Inc	152,784
712	*	American Well Corp	12,367
2,641		AmerisourceBergen Corp	311,823
862	*	AMN Healthcare Services, Inc	63,529
563	*	Angiodynamics, Inc	13,174
2,249	*	Antares Pharma, Inc	9,243
4,386		Anthem, Inc	1,574,355
398	*	Apollo Medical Holdings, Inc	10,782
1,361	*	Apyx Medical Corp	13,147
2,170	*,e	Aspira Women’s Health, Inc	14,647
673	*	AtriCure, Inc	44,095
27		Atrion Corp	17,315
725	*	Avanos Medical, Inc	31,711
560	*	AxoGen, Inc	11,346
439	*	Axonics Modulation Technologies, Inc	26,292
8,975		Baxter International, Inc	756,951
5,080		Becton Dickinson & Co	1,235,202
758	*	Bellerophon Therapeutics, Inc	3,934
241	*	BioLife Solutions Inc	8,676
25,296	*	Boston Scientific Corp	977,690
2,873	*	Brookdale Senior Living, Inc	17,382
785	*	Cantel Medical Corp	62,674
5,299		Cardinal Health, Inc	321,914
501	*	Cardiovascular Systems, Inc	19,208
180	*	Castle Biosciences, Inc	12,323
10,175	*	Centene Corp	650,284

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,279		Cerner Corp	$379,455
566	*	Certara, Inc	15,452
2,819	*	Cerus Corp	16,942
3,853	*	Change Healthcare, Inc	85,151
439	*	Chembio Diagnostics, Inc	1,541
292		Chemed Corp	134,267
6,062		Cigna Corp	1,465,428
457	*,e	Co-Diagnostics, Inc	4,360
1,480	*	Community Health Systems, Inc	20,010
168		Computer Programs & Systems, Inc	5,141
422		Conmed Corp	55,109
861		Cooper Cos, Inc	330,701
163	*	Corvel Corp	16,722
1,718	*	Covetrus, Inc	51,488
544	*	Cross Country Healthcare, Inc	6,795
480	*	CryoLife, Inc	10,838
595	*,e	CryoPort, Inc	30,946
202	*	Cutera, Inc	6,070
22,943		CVS Health Corp	1,726,002
466	*	CytoSorbents Corp	4,045
11,111		Danaher Corp	2,500,864
1,371	*	DaVita, Inc	147,753
3,982		Dentsply Sirona, Inc	254,091
1,662	*	DexCom, Inc	597,306
111	*	Eargo, Inc	5,544
10,952	*	Edwards Lifesciences Corp	916,025
1,608		Encompass Health Corp	131,695
1,049		Ensign Group, Inc	98,438
2,830	*	Envista Holdings Corp	115,464
623	*	Enzo Biochem, Inc	2,143
1,209	*	Evolent Health, Inc	24,422
179	*,e	Fulgent Genetics, Inc	17,295
1,004	*	GenMark Diagnostics, Inc	23,996
627	*	Glaukos Corp	52,624
1,419	*	Globus Medical, Inc	87,510
1,442	*	Guardant Health, Inc	220,121
886	*	Haemonetics Corp	98,355
636	*	Hanger Inc	14,514
4,729		HCA Healthcare, Inc	890,660
562	*	Health Catalyst, Inc	26,285
1,277	*	HealthEquity, Inc	86,836
399	*	HealthStream, Inc	8,914
2,677	*	Henry Schein, Inc	185,355
99	*	Heska Corp	16,678
1,196		Hill-Rom Holdings, Inc	132,134
1,770	*	HMS Holdings Corp	65,446
4,675	*	Hologic, Inc	347,726
2,270		Humana, Inc	951,697
352	*	iCAD, Inc	7,469
362	*	ICU Medical, Inc	74,369
1,514	*	IDEXX Laboratories, Inc	740,815
290	*	Inari Medical, Inc	31,030
812	*	InfuSystem Holdings, Inc	16,532
263	*	Inogen, Inc	13,813
1,431	*	Inovalon Holdings, Inc	41,184
423	*	Inspire Medical Systems, Inc	87,557
1,123	*	Insulet Corp	293,013
572	*	Integer Holding Corp	52,681
1,378	*	Integra LifeSciences Holdings Corp	95,206
388	*	Intersect ENT, Inc	8,101
100	*	IntriCon Corp	2,564
2,039	*	Intuitive Surgical, Inc	1,506,699
733		Invacare Corp	5,879
477	*	iRhythm Technologies, Inc	66,236
229	*	Joint Corp	11,077
1,743	*	Laboratory Corp of America Holdings	444,517

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,098	*	Lantheus Holdings, Inc	$23,464
236		LeMaitre Vascular, Inc	11,512
178	*	LENSAR, Inc	1,292
528	*	LHC Group, Inc	100,959
970	*	LivaNova plc	71,518
426	*	Magellan Health Services, Inc	39,720
849	*	Masimo Corp	194,981
2,803		McKesson Corp	546,697
1,627	*	MEDNAX, Inc	41,440
23,665		Medtronic plc	2,795,546
646	*	Meridian Bioscience, Inc	16,958
985	*	Merit Medical Systems, Inc	58,982
49		Mesa Laboratories, Inc	11,932
199	*	ModivCare, Inc	29,476
1,068	*	Molina Healthcare, Inc	249,656
173		National Healthcare Corp	13,478
208	*	National Research Corp	9,741
500	*	Natus Medical, Inc	12,805
1,021	*	Neogen Corp	90,757
613	*	Nevro Corp	85,514
818	*	NextGen Healthcare, Inc	14,806
1,767	*	Novocure Ltd	233,562
959	*	NuVasive, Inc	62,872
1,586	*	Oak Street Health, Inc	86,072
758	*	Omnicell, Inc	98,441
140	*,e	Ontrak, Inc	4,558
545	*	OptimizeRx Corp	26,569
1,500	*	Option Care Health, Inc	26,610
873	*	OraSure Technologies, Inc	10,188
1,546	*	Ortho Clinical Diagnostics Holdings plc	29,830
267	*	Orthofix Medical Inc	11,574
333	*	OrthoPediatrics Corp	16,234
145	*	Outset Medical, Inc	7,887
1,103		Owens & Minor, Inc	41,462
1,530		Patterson Cos, Inc	48,884
524	*	Pennant Group, Inc	23,999
597	*	Penumbra, Inc	161,536
419	*	PetIQ, Inc	14,774
495	*	Phreesia, Inc	25,790
2,070		Premier, Inc	70,070
441	*	Progyny, Inc	19,629
174	*	Pulmonx Corp	7,959
245	*	Pulse Biosciences, Inc	5,802
2,406		Quest Diagnostics, Inc	308,786
665	*	Quidel Corp	85,073
1,080	*	Quotient Ltd	3,974
1,555	*	R1 RCM, Inc	38,377
576	*	RadNet, Inc	12,528
1,114	*,e	Repro-Med Systems, Inc	3,921
2,601		Resmed, Inc	504,646
118	*,e	Retractable Technologies, Inc	1,513
1,842	*,e	Rockwell Medical, Inc	2,137
516	*	Schrodinger, Inc	39,366
250	*	SeaSpine Holdings Corp	4,350
1,678	*	Select Medical Holdings Corp	57,220
594	*	Shockwave Medical Inc	77,374
442	*	SI-BONE, Inc	14,060
1,519	*	Sientra, Inc	11,074
395	*	Signify Health, Inc	11,558
548	*	Silk Road Medical Inc	27,756
166		Simulations Plus, Inc	10,498
793	*	Staar Surgical Co	83,590
772	*	Stereotaxis, Inc	5,188
1,527		STERIS plc	290,863
6,072		Stryker Corp	1,479,018
837	*	Surgalign Holdings, Inc	1,825

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

328	*	Surgery Partners, Inc	$14,517
300	*	SurModics, Inc	16,821
280	*,e	Tabula Rasa HealthCare, Inc	12,894
280	*	Tactile Systems Technology, Inc	15,257
1,069	*	Tandem Diabetes Care, Inc	94,339
1,894	*	Teladoc, Inc	344,235
818		Teleflex, Inc	339,846
1,521	*	Tenet Healthcare Corp	79,092
668	*	Tivity Health, Inc	14,910
347	*	Transmedics Group, Inc	14,397
378	*	Triple-S Management Corp (Class B)	9,839
16,632		UnitedHealth Group, Inc	6,188,268
1,348		Universal Health Services, Inc (Class B)	179,810
187		US Physical Therapy, Inc	19,467
49		Utah Medical Products, Inc	4,243
344	*	Vapotherm, Inc	8,263
587	*	Varex Imaging Corp	12,028
1,542	*	Varian Medical Systems, Inc	272,209
2,386	*	Veeva Systems, Inc	623,319
2,376	*	Venus Concept, Inc	5,584
615	*	Viemed Healthcare, Inc	6,224
2,186	*	ViewRay, Inc	9,509
433	*	Vocera Communications, Inc	16,653
1,346		West Pharmaceutical Services, Inc	379,276
3,694		Zimmer Biomet Holdings, Inc	591,336
341	*,e	Zynex Inc	5,207

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	45,015,364

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
722	*	BellRing Brands, Inc	17,046
160	*	Central Garden & Pet Co	9,282
580	*	Central Garden and Pet Co (Class A)	30,096
4,374		Church & Dwight Co, Inc	382,069
2,289		Clorox Co	441,502
14,741		Colgate-Palmolive Co	1,162,033
5,109	*	Coty, Inc	46,032
893		Edgewell Personal Care Co	35,363
326	*	elf Beauty, Inc	8,747
1,154		Energizer Holdings, Inc	54,769
3,990		Estee Lauder Cos (Class A)	1,160,492
1,810	*	Herbalife Nutrition Ltd	80,292
253		Inter Parfums, Inc	17,945
5,919		Kimberly-Clark Corp	823,037
160		Medifast, Inc	33,891
140		Nature’s Sunshine Products, Inc	2,794
992		Nu Skin Enterprises, Inc (Class A)	52,467
80		Oil-Dri Corp of America	2,755
42,887		Procter & Gamble Co	5,808,186
185	*	Revlon, Inc (Class A)	2,281
871		Reynolds Consumer Products, Inc	25,938
808		Spectrum Brands Holdings, Inc	68,680
180	*	USANA Health Sciences, Inc	17,568
909	*	Veru, Inc	9,795
266		WD-40 Co	81,444

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,374,504

INSURANCE - 2.1%
12,065		Aflac, Inc	617,487
257	*	Alleghany Corp	160,957
5,263		Allstate Corp	604,719
699	*	AMBAC Financial Group, Inc	11,701
1,557		American Equity Investment Life Holding Co	49,092
1,392		American Financial Group, Inc	158,827
15,232		American International Group, Inc	703,871
98		American National Group, Inc	10,571

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

299		Amerisafe, Inc	$19,136
3,971		Aon plc	913,767
6,572	*	Arch Capital Group Ltd	252,168
509	*	Argo Group International Holdings Ltd	25,613
3,361		Arthur J. Gallagher & Co	419,352
1,099		Assurant, Inc	155,805
1,586		Assured Guaranty Ltd	67,056
1,798	*	Athene Holding Ltd	90,619
1,578		Axis Capital Holdings Ltd	78,221
1,831	*	Brighthouse Financial, Inc	81,022
4,148		Brown & Brown, Inc	189,605
572	*	BRP Group, Inc	15,587
7,921		Chubb Ltd	1,251,280
2,719		Cincinnati Financial Corp	280,302
712	*,e	Citizens, Inc (Class A)	4,122
261		CNA Financial Corp	11,648
2,753		Conseco, Inc	66,870
143		Donegal Group, Inc (Class A)	2,125
494	*	eHealth, Inc	35,929
488		Employers Holdings, Inc	21,013
247	*	Enstar Group Ltd	60,942
436		Erie Indemnity Co (Class A)	96,317
667		Everest Re Group Ltd	165,289
150		FBL Financial Group, Inc (Class A)	8,388
201		FedNat Holding Co	931
4,916		Fidelity National Financial Inc	199,885
1,977		First American Financial Corp	111,997
6,970	*	Genworth Financial, Inc (Class A)	23,140
1,709		Globe Life, Inc	165,141
727	*	GoHealth, Inc	8,499
128		Goosehead Insurance, Inc	13,719
463	*	Greenlight Capital Re Ltd (Class A)	4,028
724		Hanover Insurance Group, Inc	93,729
6,514		Hartford Financial Services Group, Inc	435,070
121		HCI Group, Inc	9,295
362		Heritage Insurance Holdings, Inc	4,011
637		Horace Mann Educators Corp	27,525
90		Independence Holding Co	3,587
23		Investors Title Co	3,818
648		James River Group Holdings Ltd	29,562
1,193		Kemper Corp	95,106
347		Kinsale Capital Group, Inc	57,186
586	*,e	Lemonade, Inc	54,574
3,389		Lincoln National Corp	211,033
4,000		Loews Corp	205,120
235	*	Markel Corp	267,811
8,895		Marsh & McLennan Cos, Inc	1,083,411
2,003	*	MBIA, Inc	19,269
429		Mercury General Corp	26,087
13,437		Metlife, Inc	816,835
35		National Western Life Group, Inc	8,715
158	*	NI Holdings, Inc	2,920
5,185		Old Republic International Corp	113,240
336	*	Palomar Holdings, Inc	22,525
727		Primerica, Inc	107,465
5,023		Principal Financial Group	301,179
820		ProAssurance Corp	21,943
10,283		Progressive Corp	983,158
144		Protective Insurance Corp	3,293
6,990		Prudential Financial, Inc	636,789
1,153		Reinsurance Group of America, Inc (Class A)	145,336
834		RenaissanceRe Holdings Ltd	133,649
600		RLI Corp	66,942
227		Safety Insurance Group, Inc	19,125
1,030		Selective Insurance Group, Inc	74,716
2,285	*	Selectquote, Inc	67,430

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,153	*	SiriusPoint Ltd	$11,726
243		State Auto Financial Corp	4,790
351		Stewart Information Services Corp	18,263
433		Tiptree Inc	3,875
4,403		Travelers Cos, Inc	662,211
515	*	Trupanion, Inc	39,248
338		United Fire Group Inc	11,762
255		United Insurance Holdings Corp	1,839
503		Universal Insurance Holdings, Inc	7,213
3,600		Unum Group	100,188
2,544		W.R. Berkley Corp	191,690
347	*	Watford Holdings Ltd	12,010
56		White Mountains Insurance Group Ltd	62,434
2,217		Willis Towers Watson plc	507,427

		TOTAL INSURANCE	14,942,871

MATERIALS - 2.9%
324	*	Advanced Emissions Solutions, Inc	1,782
461	*	AdvanSix, Inc	12,364
3,886		Air Products & Chemicals, Inc	1,093,287
2,036		Albemarle Corp	297,480
3,306	*	Alcoa Corp	107,412
2,222	*	Allegheny Technologies, Inc	46,795
27,214		Amcor plc	317,860
429		American Vanguard Corp	8,756
2,424	*,e	Amyris, Inc	46,298
1,121		Aptargroup, Inc	158,812
1,763	*	Arconic Corp	44,763
271		Ardagh Group S.A.	6,886
1,151		Ashland Global Holdings, Inc	102,174
1,514		Avery Dennison Corp	278,046
1,490		Avient Corp	70,432
3,978	*	Axalta Coating Systems Ltd	117,669
605		Balchem Corp	75,873
5,614		Ball Corp	475,730
2,289	*	Berry Global Group, Inc	140,545
953		Cabot Corp	49,975
645		Caledonia Mining Corp plc	9,217
723		Carpenter Technology Corp	29,751
2,035		Celanese Corp (Series A)	304,863
831	*	Century Aluminum Co	14,676
3,995		CF Industries Holdings, Inc	181,293
111		Chase Corp	12,919
2,911		Chemours Co	81,246
261	*	Clearwater Paper Corp	9,819
7,433	*	Cleveland-Cliffs, Inc	149,478
4,597	*	Coeur Mining, Inc	41,511
1,801		Commercial Metals Co	55,543
532		Compass Minerals International, Inc	33,367
13,135		Corteva, Inc	612,354
2,327		Crown Holdings, Inc	225,812
976		Domtar Corp	36,063
13,080		Dow, Inc	836,335
9,547		DuPont de Nemours, Inc	737,792
799	*	Eagle Materials, Inc	107,394
2,397		Eastman Chemical Co	263,958
4,341		Ecolab, Inc	929,278
3,394		Element Solutions, Inc	62,076
1,255	*	Ferro Corp	21,159
1,000	*,†	Ferroglobe plc	0
2,262		FMC Corp	250,200
325	*	Forterra, Inc	7,556
25,598	*	Freeport-McMoRan, Inc (Class B)	842,942
400		FutureFuel Corp	5,812
413	*	Gatos Silver, Inc	4,118
1,119	*	GCP Applied Technologies, Inc	27,460

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

658		Glatfelter Corp	$11,285
816		Gold Resource Corp	2,154
4,828		Graphic Packaging Holding Co	87,677
395		Greif, Inc (Class A)	22,515
87		Greif, Inc (Class B)	4,980
784		H.B. Fuller Co	49,321
284		Hawkins, Inc	9,520
193		Haynes International, Inc	5,726
9,984		Hecla Mining Co	56,809
3,508		Huntsman Corp	101,136
823	*	Ingevity Corp	62,161
373		Innospec, Inc	38,303
4,277		International Flavors & Fragrances, Inc	597,112
7,037		International Paper Co	380,491
149	*	Intrepid Potash, Inc	4,851
261		Kaiser Aluminum Corp	28,841
315	*	Koppers Holdings, Inc	10,949
468	*	Kraton Corp	17,124
357		Kronos Worldwide, Inc	5,462
9,261		Linde plc	2,594,377
2,532	*	Livent Corp	43,854
2,113		Louisiana-Pacific Corp	117,187
4,456		LyondellBasell Industries NV	463,647
2,371	*	Marrone Bio Innovations, Inc	4,955
1,122		Martin Marietta Materials, Inc	376,790
300		Materion Corp	19,872
741		Minerals Technologies, Inc	55,812
6,456		Mosaic Co	204,074
371		Myers Industries, Inc	7,331
257		Neenah Inc	13,205
131		NewMarket Corp	49,801
14,146		Newmont Goldcorp Corp	852,579
3,868	*	Novagold Resources Inc	33,884
5,173		Nucor Corp	415,237
2,868	*	O-I Glass, Inc	42,274
2,510		Olin Corp	95,305
163		Olympic Steel, Inc	4,800
1,050	*	Orion Engineered Carbons SA	20,706
1,735		Packaging Corp of America	233,323
499		Pactiv Evergreen, Inc	6,856
4,154		PPG Industries, Inc	624,180
868		PQ Group Holdings, Inc	14,496
201		Quaker Chemical Corp	48,998
445	*	Ranpak Holdings Corp	8,927
877	*	Rayonier Advanced Materials, Inc	7,954
1,096		Reliance Steel & Aluminum Co	166,910
1,158		Royal Gold, Inc	124,624
2,211		RPM International, Inc	203,080
272	*	Ryerson Holding Corp	4,635
421		Schnitzer Steel Industries, Inc (Class A)	17,594
670		Schweitzer-Mauduit International, Inc	32,810
716		Scotts Miracle-Gro Co (Class A)	175,399
2,697		Sealed Air Corp	123,577
907		Sensient Technologies Corp	70,746
1,439		Sherwin-Williams Co	1,061,996
1,204		Silgan Holdings, Inc	50,604
1,617		Sonoco Products Co	102,356
1,339		Southern Copper Corp (NY)	90,878
3,643		Steel Dynamics, Inc	184,919
410		Stepan Co	52,115
1,996	*	Summit Materials, Inc	55,928
1,010		SunCoke Energy, Inc	7,080
717	*	TimkenSteel Corp	8,425
322	*	Trecora Resources	2,502
394		Tredegar Corp	5,914
733		Trinseo S.A.	46,670

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,458		Tronox Holdings plc	$26,681
97	*	UFP Technologies, Inc	4,833
30		United States Lime & Minerals, Inc	4,011
3,845		United States Steel Corp	100,624
238	*	US Concrete, Inc	17,450
3,456		Valvoline, Inc	90,098
1,196		Verso Corp	17,450
2,303		Vulcan Materials Co	388,631
1,011		W R Grace & Co	60,518
1,163		Warrior Met Coal, Inc	19,922
559		Westlake Chemical Corp	49,634
4,647		WestRock Co	241,876
702		Worthington Industries, Inc	47,097

		TOTAL MATERIALS	20,861,359

MEDIA & ENTERTAINMENT - 8.5%
13,598		Activision Blizzard, Inc	1,264,614
5,298	*	Alphabet, Inc (Class A)	10,927,231
5,124	*	Alphabet, Inc (Class C)	10,599,660
3,956	*	Altice USA, Inc	128,689
6,629	*,e	AMC Entertainment Holdings, Inc	67,682
741	*	AMC Networks, Inc	39,392
380	*	Boston Omaha Corp	11,233
89		Cable One, Inc	162,724
460	*	Cardlytics, Inc	50,462
1,488	*	Cargurus, Inc	35,459
1,131	*	Cars.com, Inc	14,658
2,474	*	Charter Communications, Inc	1,526,507
2,021	*	Cinemark Holdings, Inc	41,249
79,673		Comcast Corp (Class A)	4,311,106
17	*	Daily Journal Corp	5,380
2,011	*	DHI Group, Inc	6,737
2,851	*	Discovery, Inc (Class A)	123,904
5,535	*	Discovery, Inc (Class C)	204,186
4,043	*	DISH Network Corp (Class A)	146,357
5,074		Electronic Arts, Inc	686,867
235	*	Emerald Holding, Inc	1,297
2,184	*	Entercom Communications Corp (Class A)	11,466
1,005		Entravision Communications Corp (Class A)	4,060
454	*	Eros STX Global Corp	822
641	*	Eventbrite Inc	14,205
249	*	EverQuote Inc	9,036
916		EW Scripps Co (Class A)	17,651
42,335	*	Facebook, Inc	12,468,928
1,809	*	Fluent, Inc	7,417
6,206		Fox Corp (Class A)	224,099
2,830		Fox Corp (Class B)	98,852
142	*	Gaia, Inc	1,688
2,328	*	Gannett Co, Inc	12,525
2,289	*	Glu Mobile, Inc	28,567
1,876		Gray Television, Inc	34,518
248	*	Hemisphere Media Group, Inc	2,889
1,354	*	IAC/InterActive Corp	292,884
1,063	*	iHeartMedia, Inc	19,293
902	*	Imax Corp	18,130
7,004		Interpublic Group of Cos, Inc	204,517
693		John Wiley & Sons, Inc (Class A)	37,561
170	*	Liberty Braves Group (Class A)	4,847
525	*	Liberty Braves Group (Class C)	14,605
471	*	Liberty Broadband Corp (Class A)	68,366
2,933	*	Liberty Broadband Corp (Class C)	440,390
398	*	Liberty Media Group (Class A)	15,212
3,565	*	Liberty Media Group (Class C)	154,329
1,592	*	Liberty SiriusXM Group (Class A)	70,175
3,230	*	Liberty SiriusXM Group (Class C)	142,475
1,108	*	Liberty TripAdvisor Holdings, Inc	7,069

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

786	*	Lions Gate Entertainment Corp (Class A)	$11,751
1,548	*	Lions Gate Entertainment Corp (Class B)	19,969
2,516	*	Live Nation, Inc	212,979
439	*	LiveXLive Media, Inc	1,905
200		Loral Space & Communications, Inc	7,534
336	*	Madison Square Garden Co	60,299
336	*	Madison Square Garden Entertainment Corp	27,485
294	*,e	Marcus Corp	5,877
3,973	*	Match Group, Inc	545,811
163	*	MediaAlpha, Inc	5,775
597	*	Meredith Corp	17,779
934	*	MSG Networks, Inc	14,047
970		National CineMedia, Inc	4,481
7,497	*	Netflix, Inc	3,910,885
2,867		New York Times Co (Class A)	145,128
6,379		News Corp (Class A)	162,218
1,884		News Corp (Class B)	44,199
706		Nexstar Media Group Inc	99,144
3,956		Omnicom Group, Inc	293,337
7,175	*	Pinterest, Inc	531,165
1,342	*	Playtika Holding Corp	36,516
1,085	*	QuinStreet, Inc	22,025
1,928	*	Roku, Inc	628,085
51	*	Saga Communications, Inc	1,114
438		Scholastic Corp	13,188
1,071		Sinclair Broadcast Group, Inc (Class A)	31,337
21,717	e	Sirius XM Holdings, Inc	132,256
2,319	*	Spotify Technology S.A.	621,376
2,057	*	Take-Two Interactive Software, Inc	363,472
317	*	TechTarget, Inc	22,016
4,451		TEGNA, Inc	83,812
414	*	Tribune Publishing Co	7,448
1,758	*	TripAdvisor, Inc	94,563
963	*	TrueCar, Inc	4,608
13,717	*	Twitter, Inc	872,813
89		ViacomCBS, Inc (Class A)	4,198
9,550		ViacomCBS, Inc (Class B)	430,705
31,925	*	Walt Disney Co	5,890,801
341	*	WideOpenWest, Inc	4,634
894		World Wrestling Entertainment, Inc (Class A)	48,508
1,209	*	Yelp, Inc	47,151
1,056	*	Zillow Group, Inc (Class A)	138,737
2,551	*	Zillow Group, Inc (Class C)	330,712
16,643	*	Zynga, Inc	169,925

		TOTAL MEDIA & ENTERTAINMENT	60,903,738

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
968	*	10X Genomics, Inc	175,208
137	*	4D Molecular Therapeutics, Inc	5,943
31,057		AbbVie, Inc	3,360,989
2,140	*	Abeona Therapeutics, Inc	4,023
2,077	*	Acadia Pharmaceuticals, Inc	53,587
843	*	Acceleron Pharma, Inc	114,319
1,198	*	Adaptive Biotechnologies Corp	48,232
1,303	*	Adverum Biotechnologies, Inc	12,848
1,425	*	Aeglea BioTherapeutics, Inc	11,286
702	*	Aerie Pharmaceuticals, Inc	12,545
1,315	*	Affimed NV	10,402
2,431	*	Agenus, Inc	6,612
3,534	*,e	Agile Therapeutics, Inc	7,351
5,524		Agilent Technologies, Inc	702,321
1,081	*	Agios Pharmaceuticals, Inc	55,823
2,414	*	Akebia Therapeutics, Inc	8,171
198	*	Akero Therapeutics, Inc	5,744
216	*	Akouos, Inc	2,996
147	*	Albireo Pharma, Inc	5,182

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,801	*,†	Alder Biopharmaceuticals Inc	$1,585
824	*	Alector, Inc	16,595
3,746	*	Alexion Pharmaceuticals, Inc	572,801
2,871	*	Alkermes plc	53,630
430	*	Allakos, Inc	49,355
897	*	Allogene Therapeutics, Inc	31,664
279	*	Allovir, Inc	6,529
2,045	*	Alnylam Pharmaceuticals, Inc	288,734
219	*	ALX Oncology Holdings, Inc	16,149
10,270		Amgen, Inc	2,555,279
4,499	*	Amicus Therapeutics, Inc	44,450
2,013	*	Amneal Pharmaceuticals, Inc	13,548
552	*	Amphastar Pharmaceuticals, Inc	10,113
305	*	AnaptysBio, Inc	6,573
1,126	*	Anavex Life Sciences Corp	16,834
121	*	ANI Pharmaceuticals, Inc	4,373
216	*	Anika Therapeutics, Inc	8,811
261	*	Annexon, Inc	7,266
1,139	*	Apellis Pharmaceuticals, Inc	48,875
214	*	Applied Molecular Transport, Inc	9,418
239	*	Applied Therapeutics, Inc	4,482
252	*,e	Aprea Therapeutics, Inc	1,285
370	*	Aquestive Therapeutics, Inc	1,924
699	*,e	Aravive Inc	4,606
237	*	Arcturus Therapeutics Holdings, Inc	9,788
524	*	Arcus Biosciences, Inc	14,714
163	*	Arcutis Biotherapeutics, Inc	4,716
1,294	*	Ardelyx, Inc	8,566
994	*	Arena Pharmaceuticals, Inc	68,974
1,723	*	Arrowhead Pharmaceuticals Inc	114,252
517	*	Arvinas, Inc	34,174
540	*	Assembly Biosciences, Inc	2,484
719	*	Atara Biotherapeutics, Inc	10,325
213	*	Atea Pharmaceuticals, Inc	13,153
1,288	*	Athenex, Inc	5,538
1,583	*	Athersys, Inc	2,849
204	*	Athira Pharma, Inc	3,754
377	*	Atreca, Inc	5,779
8,656	*	Avantor, Inc	250,418
913	*	Avenue Therapeutics, Inc	5,542
813	*	Avid Bioservices, Inc	14,821
261	*	Avidity Biosciences, Inc	5,692
621	*	Avrobio, Inc	7,881
493	*	Axsome Therapeutics, Inc	27,914
662	*	Aytu BioScience, Inc	5,031
697	*,e	Beam Therapeutics, Inc	55,788
218	*	Berkeley Lights, Inc	10,950
201	*	BioAtla, Inc	10,219
2,781	*	BioCryst Pharmaceuticals, Inc	28,283
1,476	*	BioDelivery Sciences International, Inc	5,771
2,733	*	Biogen, Inc	764,557
836	*	Biohaven Pharmaceutical Holding Co Ltd	57,141
3,224	*	BioMarin Pharmaceutical, Inc	243,444
379	*	Bio-Rad Laboratories, Inc (Class A)	216,473
657		Bio-Techne Corp	250,928
200	*	Bioxcel Therapeutics Inc	8,632
210	*	Black Diamond Therapeutics, Inc	5,095
1,143	*	Bluebird Bio, Inc	34,461
957	*	Blueprint Medicines Corp	93,049
220	*	Bolt Biotherapeutics, Inc	7,240
483	*	BrainStorm Cell Therapeutics, Inc	1,850
1,858	*	Bridgebio Pharma, Inc	114,453
39,923		Bristol-Myers Squibb Co	2,520,339
1,641		Bruker BioSciences Corp	105,484
171	*,e	C4 Therapeutics, Inc	6,325
470	*	Calithera Biosciences, Inc	1,137

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

390	*	Calyxt, Inc	$2,348
425	*	Cara Therapeutics, Inc	9,227
744	*	CareDx, Inc	50,659
807	*	CASI Pharmaceuticals, Inc	1,937
566	*	Cassava Sciences, Inc	25,442
2,822	*	Catalent, Inc	297,185
2,895	*	Catalyst Pharmaceuticals, Inc	13,346
636	*,e	CEL-SCI Corp	9,674
1,640	*	Cerecor Inc	4,953
1,068	*	Champions Oncology, Inc	12,068
837	*	Charles River Laboratories International, Inc	242,588
2,254	*,e	Checkpoint Therapeutics Inc	7,078
823	*	ChemoCentryx, Inc	42,171
1,052	*	Chiasma, Inc	3,293
913	*	Chimerix, Inc	8,801
854	*	Chinook Therapeutics, Inc	13,271
1,076	*,e	ChromaDex Corp	10,050
1,365	*,e	Clovis Oncology, Inc	9,582
646	*	Codexis, Inc	14,787
4,202	*	Cohbar, Inc	5,715
1,104	*	Coherus Biosciences, Inc	16,129
902	*	Collegium Pharmaceutical, Inc	21,377
271	*	Concert Pharmaceuticals, Inc	1,352
480	*	Constellation Pharmaceuticals, Inc	11,227
708	*,e	Corbus Pharmaceuticals Holdings, Inc	1,395
1,983	*	Corcept Therapeutics, Inc	47,176
1,038	*	CorMedix Inc	10,370
410	*,e	Cortexyme Inc	14,772
477	*	Crinetics Pharmaceuticals, Inc	7,289
707	*	Cue Biopharma, Inc	8,625
231	*	Cullinan Oncology, Inc	9,626
949	*	Cymabay Therapeutics, Inc	4,308
991	*	Cytokinetics, Inc	23,051
459	*	CytomX Therapeutics, Inc	3,548
610	*	Deciphera Pharmaceuticals, Inc	27,352
957	*	Denali Therapeutics, Inc	54,645
179	*	DermTech, Inc	9,091
1,142	*	Dicerna Pharmaceuticals, Inc	29,201
3,554	*	Durect Corp	7,037
1,710	*	Dynavax Technologies Corp	16,809
122	*	Eagle Pharmaceuticals, Inc	5,092
969	*	Editas Medicine, Inc	40,698
426	*	Eiger BioPharmaceuticals, Inc	3,770
7,960	*	Elanco Animal Health, Inc	234,422
14,935		Eli Lilly & Co	2,790,157
1,184	*,e	Eloxx Pharmaceuticals, Inc	3,931
788	*	Emergent Biosolutions, Inc	73,213
232	*	Enanta Pharmaceuticals, Inc	11,442
3,476	*	Endo International plc	25,757
1,795	*	Epizyme, Inc	15,634
495	*,e	Esperion Thereapeutics, Inc	13,885
427	*	Evelo Biosciences, Inc	4,569
271	*,e	Evofem Biosciences Inc	474
159	*	Evolus, Inc	2,065
2,660	*	Exact Sciences Corp	350,535
5,221	*	Exelixis, Inc	117,942
3,547	*	Exicure, Inc	7,732
1,314	*	Fate Therapeutics, Inc	108,339
1,457	*	FibroGen, Inc	50,572
428	*	Five Prime Therapeutics, Inc	16,123
438	*	Flexion Therapeutics, Inc	3,920
1,214	*,e	Fluidigm Corp	5,487
252	*	Forma Therapeutics Holdings, Inc	7,061
3,677	*	Fortress Biotech, Inc	12,980
497	*,e	Frequency Therapeutics, Inc	4,722
532	*	Fulcrum Therapeutics, Inc	6,267

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

626	*	G1 Therapeutics, Inc	$15,062
279	*	Generation Bio Co	7,940
3,958	*	Geron Corp	6,254
22,277		Gilead Sciences, Inc	1,439,763
1,063	*	Global Blood Therapeutics, Inc	43,317
541	*	GlycoMimetics, Inc	1,628
1,085	*	Gossamer Bio, Inc	10,036
815	*	Gritstone Oncology, Inc	7,685
2,341	*	Halozyme Therapeutics, Inc	97,596
254	*	Harpoon Therapeutics, Inc	5,314
1,529	*	Heron Therapeutics, Inc	24,785
600	*	Homology Medicines, Inc	5,646
3,357	*	Horizon Therapeutics Plc	308,978
1,668	*,e	iBio, Inc	2,569
308	*	Ideaya Biosciences, Inc	7,238
125	*	IGM Biosciences, Inc	9,586
2,602	*	Illumina, Inc	999,324
506	*,e	ImmunityBio, Inc	12,012
3,250	*	Immunogen, Inc	26,325
328	*	Immunovant, Inc	5,261
3,290	*	Incyte Corp	267,378
130	*	Inhibrx, Inc	2,609
1,186	*	Innoviva, Inc	14,173
2,606	*,e	Inovio Pharmaceuticals, Inc	24,184
1,788	*	Insmed, Inc	60,899
1,074	*	Intellia Therapeutics, Inc	86,194
455	*	Intercept Pharmaceuticals, Inc	10,501
967	*	Intra-Cellular Therapies, Inc	32,810
2,050	*,e	Invitae Corp	78,331
2,281	*	Ionis Pharmaceuticals, Inc	102,554
2,420	*	Iovance Biotherapeutics, Inc	76,617
3,377	*	IQVIA Holdings, Inc	652,234
2,735	*	Ironwood Pharmaceuticals, Inc	30,577
184	*	iTeos Therapeutics, Inc	6,289
1,613	*	IVERIC bio, Inc	9,968
1,000	*	Jazz Pharmaceuticals plc	164,370
46,489		Johnson & Johnson	7,640,467
461	*	Jounce Therapeutics, Inc	4,734
3,128	*	Kadmon Holdings, Inc	12,168
798	*,e	Kala Pharmaceuticals, Inc	5,379
390	*	KalVista Pharmaceuticals Inc	10,019
269	*	Karuna Therapeutics, Inc	32,342
1,306	*	Karyopharm Therapeutics, Inc	13,739
226	*	Keros Therapeutics, Inc	13,910
1,049	*	Kezar Life Sciences, Inc	6,252
977	*	Kindred Biosciences, Inc	4,856
334	*	Kiniksa Pharmaceuticals Ltd	6,182
238	*	Kinnate Biopharma, Inc	7,416
530	*	Kodiak Sciences, Inc	60,097
231	*	Kronos Bio, Inc	6,761
199	*	Krystal Biotech Inc	15,331
918	*	Kura Oncology, Inc	25,952
161	*	Kymera Therapeutics, Inc	6,256
1,211	*,e	La Jolla Pharmaceutical Co	5,135
429	*	Lannett Co, Inc	2,265
657	*	Lexicon Pharmaceuticals, Inc	3,857
305	*	Ligand Pharmaceuticals, Inc (Class B)	46,497
908	*,e	Liquidia Corp	2,443
674	*	LogicBio Therapeutics, Inc	4,907
628		Luminex Corp	20,033
842	*	MacroGenics, Inc	26,818
152	*	Madrigal Pharmaceuticals, Inc	17,779
395	*	Magenta Therapeutics, Inc	4,677
2,279	*,e	MannKind Corp	8,934
1,179	*	Maravai LifeSciences Holdings, Inc	42,020
693	*,e	Marinus Pharmaceuticals, Inc	10,728

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

458	*,e	MediciNova, Inc	$2,313
535	*	Medpace Holdings, Inc	87,767
1,875	*	MEI Pharma, Inc	6,431
206	*	MeiraGTx Holdings plc	2,973
44,534		Merck & Co, Inc	3,433,126
944	*	Mersana Therapeutics, Inc	15,274
406	*	Mettler-Toledo International, Inc	469,210
553	*	Minerva Neurosciences, Inc	1,615
749	*	Mirati Therapeutics, Inc	128,304
5,107	*	Moderna, Inc	668,762
512	*	Molecular Templates, Inc	6,461
244	*	Morphic Holding, Inc	15,440
2,333	*	Mustang Bio, Inc	7,746
1,012	*	Myriad Genetics, Inc	30,815
771	*	NanoString Technologies, Inc	50,662
1,238	*	Natera, Inc	125,707
3,021	*	Nektar Therapeutics	60,420
1,811	*	NeoGenomics, Inc	87,345
538	*	Neoleukin Therapeutics, Inc	6,623
1,620	*	Neurocrine Biosciences, Inc	157,545
255	*	NextCure Inc	2,553
443	*	NGM Biopharmaceuticals Inc	12,878
341	*,e	Nkarta, Inc	11,219
1,041	*	Novavax, Inc	188,744
172	*	Nurix Therapeutics, Inc	5,347
2,778	*	Nymox Pharmaceutical Corp	6,167
1,191	*	Ocular Therapeutix, Inc	19,544
213	*	Olema Pharmaceuticals, Inc	7,067
652	*,e	Omeros Corp	11,606
2,006	*	Oncocyte Corp	10,411
5,196	*,e	Opko Health, Inc	22,291
258	*,e	Optinose, Inc	952
429	*	Organogenesis Holdings Inc	7,816
1,465	*	Orgenesis, Inc	8,394
381	*	ORIC Pharmaceuticals, Inc	9,335
784	*,e	Ovid therapeutics, Inc	3,152
3,121	*	Pacific Biosciences of California, Inc	103,961
609	*	Pacira BioSciences Inc	42,685
220	*	Pandion Therapeutics, Inc	13,211
916	*	Paratek Pharmaceuticals, Inc	6,467
233	*	Passage Bio, Inc	4,073
1,920		PerkinElmer, Inc	246,317
2,396		Perrigo Co plc	96,966
407	*	Personalis, Inc	10,016
98,079		Pfizer, Inc	3,553,402
195	*	Phathom Pharmaceuticals, Inc	7,324
293		Phibro Animal Health Corp	7,149
529	*	Pieris Pharmaceuticals, Inc	1,360
256	*,e	Pliant Therapeutics, Inc	10,068
217	*	PMV Pharmaceuticals, Inc	7,137
578	*,e	Poseida Therapeutics, Inc	5,520
2,790	*	PPD, Inc	105,574
1,084	*	PRA Health Sciences, Inc	166,210
177	*	Praxis Precision Medicines, Inc	5,799
861	*,e	Precigen, Inc	5,932
654	*	Precision BioSciences Inc	6,769
143	*	Prelude Therapeutics, Inc	6,196
817	*	Prestige Consumer Healthcare, Inc.	36,013
1,110	*,†	Progenics Pharmaceuticals, Inc	0
398	*	Protagonist Therapeutics, Inc	10,308
335	*	Protara Therapeutics, Inc	5,273
594	*	Prothena Corp plc	14,921
750	*	Provention Bio, Inc	7,871
1,091	*	PTC Therapeutics, Inc	51,659
453	*	Puma Biotechnology, Inc	4,403
3,971	*	QIAGEN NV	193,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

334	*	Quanterix Corp	$19,529
582	*	Radius Health, Inc	12,141
192	*	RAPT Therapeutics, Inc	4,262
446	*	Reata Pharmaceuticals, Inc	44,466
22	*	Recro Pharma, Inc	61
1,739	*	Regeneron Pharmaceuticals, Inc	822,790
641	*	REGENXBIO, Inc	21,865
575	*	Relay Therapeutics, Inc	19,878
249	*,e	Relmada Therapeutics, Inc	8,767
918	*	Repligen Corp	178,468
560	*	Replimune Group, Inc	17,086
1,100	*	Revance Therapeutics, Inc	30,745
680	*	REVOLUTION Medicines, Inc	31,198
568	*	Rhythm Pharmaceuticals, Inc	12,081
1,863	*	Rigel Pharmaceuticals, Inc	6,371
621	*	Rocket Pharmaceuticals, Inc	27,554
5,641	e	Royalty Pharma plc	246,060
1,149	*	Rubius Therapeutics, Inc	30,449
944	*	Sage Therapeutics, Inc	70,658
469	*	Sana Biotechnology, Inc	15,697
1,935	*	Sangamo Therapeutics Inc	24,246
1,328	*	Sarepta Therapeutics, Inc	98,976
162	*	Satsuma Pharmaceuticals, Inc	957
640	*,e	Scholar Rock Holding Corp	32,422
2,177	*	Seagen, Inc	302,298
254	*	Seer, Inc	12,705
3,323	*	Selecta Biosciences, Inc	15,037
1,040	*	Seres Therapeutics, Inc	21,414
210	*	Shattuck Labs, Inc	6,140
842	*	SIGA Technologies, Inc	5,473
222	*	Silverback Therapeutics, Inc	9,686
5,525	*	Soleno Therapeutics, Inc	6,962
625	*	Solid Biosciences, Inc	3,456
4,365	*,e	Sorrento Therapeutics, Inc	36,099
946	*	Sotera Health Co	23,612
1,594	*	Spectrum Pharmaceuticals, Inc	5,196
683	*	Spero Therapeutics, Inc	10,054
373	*	SpringWorks Therapeutics, Inc	27,442
311	*	Stoke Therapeutics, Inc	12,079
2,342	*	Strongbridge Biopharma plc	6,464
725	*	Supernus Pharmaceuticals, Inc	18,981
582	*	Sutro Biopharma, Inc	13,246
555	*	Syndax Pharmaceuticals, Inc	12,410
1,435	*	Syneos Health, Inc	108,845
1,268	*	Syros Pharmaceuticals, Inc	9,485
639	*	TCR2 Therapeutics Inc	14,109
1,920	*	TG Therapeutics, Inc	92,544
2,459	*,e	TherapeuticsMD, Inc	3,295
661	*	Theravance Biopharma, Inc	13,491
7,006		Thermo Fisher Scientific, Inc	3,197,398
909	*	Translate Bio, Inc	14,989
594	*	Travere Therapeutics, Inc	14,832
650	*	Tricida, Inc	3,439
650	*	Turning Point Therapeutics Inc	61,484
821	*	Twist Bioscience Corp	101,689
4,055	*,e	Tyme Technologies, Inc	7,218
1,092	*	Ultragenyx Pharmaceutical, Inc	124,335
751	*	United Therapeutics Corp	125,620
415	*,e	UNITY Biotechnology, Inc	2,490
496	*,e	UroGen Pharma Ltd	9,662
677	*	Vanda Pharmaceuticals, Inc	10,169
1,076	*,e	Vaxart Inc	6,510
361	*	Vaxcyte, Inc	7,130
3,113	*,e	VBI Vaccines, Inc	9,681
1,155	*	Veracyte, Inc	62,081
2,895	*	Verastem, Inc	7,151

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

597	*	Vericel Corp	$33,163
295	*,e	Verrica Pharmaceuticals, Inc	4,469
4,613	*	Vertex Pharmaceuticals, Inc	991,288
20,481	*	Viatris, Inc	286,120
1,907	*,e	Viking Therapeutics, Inc	12,062
820	*	Vir Biotechnology, Inc	42,041
198	*	Vor BioPharma, Inc	8,534
593	*	Voyager Therapeutics, Inc	2,793
24	*,e	VYNE Therapeutics, Inc	164
1,120	*	Waters Corp	318,270
504	*	WaVe Life Sciences Ltd	2,827
748	*	X4 Pharmaceuticals, Inc	6,440
344	*	XBiotech, Inc	5,906
962	*	Xencor, Inc	41,424
740	*,e	Xeris Pharmaceuticals, Inc	3,337
525	*	Y-mAbs Therapeutics, Inc	15,876
172	*	Zentalis Pharmaceuticals, Inc	7,463
3,757	*	ZIOPHARM Oncology, Inc	13,525
8,482		Zoetis, Inc	1,335,745
966	*	Zogenix, Inc	18,856

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	51,197,128

REAL ESTATE - 3.2%
1,300		Acadia Realty Trust	24,661
848		Agree Realty Corp	57,079
1,021		Alexander & Baldwin, Inc	17,143
57		Alexander’s, Inc	15,806
2,386		Alexandria Real Estate Equities, Inc	392,020
196	*	Altisource Portfolio Solutions S.A.	1,801
714		American Assets Trust, Inc	23,162
2,413		American Campus Communities, Inc	104,169
1,878		American Finance Trust, Inc	18,442
4,773		American Homes 4 Rent	159,132
1,157	*	American Realty Investors, Inc	10,216
7,777		American Tower Corp	1,859,170
4,178		Americold Realty Trust	160,728
2,744		Apartment Income REIT Corp	117,333
2,744		Apartment Investment and Management Co	16,848
4,063		Apple Hospitality REIT, Inc	59,198
1,769		Armada Hoffler Properties, Inc	22,183
2,397		AvalonBay Communities, Inc	442,270
379		Bluerock Residential Growth REIT, Inc	3,832
2,732		Boston Properties, Inc	276,642
2,649		Brandywine Realty Trust	34,199
5,555		Brixmor Property Group, Inc	112,378
511		Broadstone Net Lease, Inc	9,351
881		Brookfield Property REIT, Inc	15,814
572		Brt Realty Trust	9,632
1,599		Camden Property Trust	175,746
1,679		CareTrust REIT, Inc	39,096
568		CatchMark Timber Trust, Inc	5,782
5,770	*	CBRE Group, Inc	456,465
192		Centerspace	13,056
572	*	Chatham Lodging Trust	7,528
262		CIM Commercial Trust Corp	3,377
471		City Office REIT, Inc	5,002
588		Clipper Realty, Inc	4,657
8,422	*	Colony Capital, Inc	54,575
1,903		Columbia Property Trust, Inc	32,541
544		Community Healthcare Trust, Inc	25,089
675	*	CorePoint Lodging, Inc	6,095
696		Coresite Realty	83,416
2,132		Corporate Office Properties Trust	56,136
2,578		Cousins Properties, Inc	91,132
7,329		Crown Castle International Corp	1,261,541

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

91		CTO Realty Growth, Inc	$4,733
3,658		CubeSmart	138,382
1,631	*	Cushman & Wakefield plc	26,618
2,071		CyrusOne, Inc	140,248
3,453	*	DiamondRock Hospitality Co	35,566
4,847		Digital Realty Trust, Inc	682,651
4,896		Diversified Healthcare Trust	23,403
2,632		Douglas Emmett, Inc	82,645
6,484		Duke Realty Corp	271,874
1,427		Easterly Government Properties, Inc	29,582
673		EastGroup Properties, Inc	96,427
3,012		Empire State Realty Trust, Inc	33,524
1,375		EPR Properties	64,061
1,566		Equinix, Inc	1,064,238
1,868		Equity Commonwealth	51,930
3,060		Equity Lifestyle Properties, Inc	194,738
6,486		Equity Residential	464,592
1,394		Essential Properties Realty Trust, Inc	31,825
1,175		Essex Property Trust, Inc	319,412
1,030	*,e	eXp World Holdings Inc	46,916
2,226		Extra Space Storage, Inc	295,056
482		Farmland Partners, Inc	5,403
1,347		Federal Realty Investment Trust	136,653
1,998		First Industrial Realty Trust, Inc	91,488
240	*	Forestar Group, Inc	5,587
1,235		Four Corners Property Trust, Inc	33,839
1,621		Franklin Street Properties Corp	8,834
102	*	FRP Holdings, Inc	5,020
3,696		Gaming and Leisure Properties, Inc	156,821
2,553		Geo Group, Inc	19,811
763		Getty Realty Corp	21,608
475		Gladstone Commercial Corp	9,291
687		Gladstone Land Corp	12,572
1,151		Global Medical REIT, Inc	15,090
1,848		Global Net Lease, Inc	33,375
2,421		Healthcare Realty Trust, Inc	73,405
3,603		Healthcare Trust of America, Inc	99,371
9,296		Healthpeak Properties Inc	295,055
697	*	Hersha Hospitality Trust	7,353
1,796		Highwoods Properties, Inc	77,120
12,997	*	Host Hotels and Resorts, Inc	218,999
692	*	Howard Hughes Corp	65,830
2,438		Hudson Pacific Properties	66,143
2,499		Independence Realty Trust, Inc	37,985
1,471		Industrial Logistics Properties Trust	34,024
379		Innovative Industrial Properties, Inc	68,281
9,619		Invitation Homes, Inc	307,712
4,939		Iron Mountain, Inc	182,792
1,070		iStar Inc	19,025
2,053		JBG SMITH Properties	65,265
940	*	Jones Lang LaSalle, Inc	168,298
2,137		Kennedy-Wilson Holdings, Inc	43,189
1,970		Kilroy Realty Corp	129,291
7,240		Kimco Realty Corp	135,750
1,264		Kite Realty Group Trust	24,383
1,519		Lamar Advertising Co	142,664
5,428		Lexington Realty Trust	60,305
1,287		Life Storage, Inc	110,618
917		LTC Properties, Inc	38,257
2,677		Macerich Co	31,321
1,437		Mack-Cali Realty Corp	22,245
406	*	Marcus & Millichap, Inc	13,682
169	*	Maui Land & Pineapple Co, Inc	1,952
9,371		Medical Properties Trust, Inc	199,415
1,928		Mid-America Apartment Communities, Inc	278,326
2,033		Monmouth Real Estate Investment Corp (Class A)	35,964

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

885		National Health Investors, Inc	$63,968
3,123		National Retail Properties, Inc	137,631
1,008		National Storage Affiliates Trust	40,249
383		NETSTREIT Corp	7,082
3,834		New Senior Investment Group, Inc	23,886
2,520		Newmark Group, Inc	25,213
478		NexPoint Residential Trust, Inc	22,031
965		Office Properties Income Trust	26,557
3,987		Omega Healthcare Investors, Inc	146,044
254		One Liberty Properties, Inc	5,657
2,970	*	Outfront Media, Inc	64,835
3,099		Paramount Group, Inc	31,393
4,260	*	Park Hotels & Resorts, Inc	91,931
2,135		Pebblebrook Hotel Trust	51,859
3,336		Physicians Realty Trust	58,947
2,219		Piedmont Office Realty Trust, Inc	38,544
445		Plymouth Industrial REIT, Inc	7,498
1,281		PotlatchDeltic Corp	67,791
1,193		Preferred Apartment Communities, Inc	11,751
12,863		Prologis, Inc	1,363,478
358		PS Business Parks, Inc	55,340
2,646		Public Storage, Inc	652,927
1,162		QTS Realty Trust, Inc	72,090
302	*	Rafael Holdings, Inc	12,056
2,525		Rayonier, Inc	81,431
349		Re/Max Holdings, Inc	13,747
2,208	*	Realogy Holdings Corp	33,407
6,582		Realty Income Corp	417,957
1,597	*	Redfin Corp	106,344
2,945		Regency Centers Corp	167,011
2,533		Retail Opportunities Investment Corp	40,199
3,851		Retail Properties of America, Inc	40,358
291		Retail Value, Inc	5,445
2,165		Rexford Industrial Realty, Inc	109,116
3,486		RLJ Lodging Trust	53,963
497		RMR Group, Inc	20,283
1,201		RPT Realty	13,703
778	*	Ryman Hospitality Properties	60,303
3,697		Sabra Healthcare REIT, Inc	64,180
319		Safehold, Inc	22,362
445		Saul Centers, Inc	17,849
1,940		SBA Communications Corp	538,447
793	*	Seritage Growth Properties	14,552
3,197		Service Properties Trust	37,916
5,705		Simon Property Group, Inc	649,058
2,580		SITE Centers Corp	34,985
1,434		SL Green Realty Corp	100,366
1,927		Spirit Realty Capital, Inc	81,897
831		St. Joe Co	35,650
2,541		STAG Industrial, Inc	85,403
3,908		STORE Capital Corp	130,918
93	*	Stratus Properties, Inc	2,836
2,137	*	Summit Hotel Properties, Inc	21,712
1,786		Sun Communities, Inc	267,971
4,750	*	Sunstone Hotel Investors, Inc	59,185
1,459		Tanger Factory Outlet Centers, Inc	22,075
268	*	Tejon Ranch Co	4,486
1,413		Terreno Realty Corp	81,629
5,209		UDR, Inc	228,467
435		UMH Properties, Inc	8,339
3,290		Uniti Group, Inc	36,289
198		Universal Health Realty Income Trust	13,420
2,537		Urban Edge Properties	41,911
1,302		Urstadt Biddle Properties, Inc (Class A)	21,678
6,646		Ventas, Inc	354,498
3,725		VEREIT, Inc	143,860

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,547		VICI Properties, Inc	$269,607
3,062		Vornado Realty Trust	138,984
1,848		Washington REIT	40,841
2,450		Weingarten Realty Investors	65,930
7,527		Welltower, Inc	539,159
13,181		Weyerhaeuser Co	469,244
550		Whitestone REIT	5,335
2,940		WP Carey, Inc	208,034
2,548	*	Xenia Hotels & Resorts, Inc	49,686

		TOTAL REAL ESTATE	23,143,060

RETAILING - 6.6%
426	*	1-800-FLOWERS.COM, Inc (Class A)	11,762
667		Aaron’s Co, Inc	17,129
1,074	*	Abercrombie & Fitch Co (Class A)	36,849
528	*	Academy Sports & Outdoors, Inc	14,251
1,214		Advance Auto Parts, Inc	222,757
7,476	*	Amazon.com, Inc	23,131,342
2,547	e	American Eagle Outfitters, Inc	74,474
122	*	America’s Car-Mart, Inc	18,589
305	*	Asbury Automotive Group, Inc	59,932
908	*	At Home Group, Inc	26,060
1,001	*	Autonation, Inc	93,313
407	*	AutoZone, Inc	571,550
2,179	*	Bed Bath & Beyond, Inc	63,518
4,166		Best Buy Co, Inc	478,298
744		Big Lots, Inc	50,815
408	*	Boot Barn Holdings, Inc	25,422
526		Buckle, Inc	20,661
1,177	*	Burlington Stores, Inc	351,688
639		Caleres, Inc	13,930
598		Camping World Holdings, Inc	21,755
2,903	*	CarMax, Inc	385,112
1,125	*	CarParts.com, Inc	16,065
977	*	Carvana Co	256,365
368	*	Cato Corp (Class A)	4,416
2,088	*	Chico’s FAS, Inc	6,911
288	*	Children’s Place, Inc	20,074
243	*	Citi Trends, Inc	20,359
291	*	Conn’s, Inc	5,660
231	*	Container Store Group, Inc	3,844
775		Core-Mark Holding Co, Inc	29,985
1,574	*	Designer Brands, Inc	27,388
1,148	e	Dick’s Sporting Goods, Inc	87,420
236		Dillard’s, Inc (Class A)	22,791
4,297		Dollar General Corp	870,658
4,113	*	Dollar Tree, Inc	470,774
144	*	Duluth Holdings, Inc	2,439
11,669		eBay, Inc	714,610
2,359	*	Envela Corp	11,842
2,021	*	Etsy, Inc	407,575
2,504	*	Expedia Group, Inc	430,988
1,117	*	Express Parent LLC	4,490
969	*	Five Below, Inc	184,875
1,672	*	Floor & Decor Holdings, Inc	159,643
1,924		Foot Locker, Inc	108,225
333		Franchise Group, Inc	12,025
185	*	Funko, Inc	3,641
932	*	GameStop Corp (Class A)	176,912
2,878	*	Gap, Inc	85,707
313	*	Genesco, Inc	14,867
2,425		Genuine Parts Co	280,306
324		Group 1 Automotive, Inc	51,124
354	*	Groupon, Inc	17,893
632	*	GrowGeneration Corp	31,404

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,683	*	GrubHub, Inc	$100,980
904		Guess?, Inc	21,244
286		Haverty Furniture Cos, Inc	10,636
323	*	Hibbett Sports, Inc	22,251
18,904		Home Depot, Inc	5,770,446
2,978		Kohl’s Corp	177,519
4,095	*	L Brands, Inc	253,317
221	*	Lands’ End, Inc	5,483
723	*	Leslie’s, Inc	17,706
325	*	Liquidity Services, Inc	6,038
451		Lithia Motors, Inc (Class A)	175,931
5,133	*	LKQ Corp	217,280
12,934		Lowe’s Companies, Inc	2,459,788
442	*	Lumber Liquidators, Inc	11,103
5,634	*	Macy’s, Inc	91,214
2,067	*	Magnite, Inc	86,008
389	*	MarineMax, Inc	19,201
1,815	*	Michaels Cos, Inc	39,821
566		Monro Muffler, Inc	37,243
539		Murphy USA, Inc	77,918
1,613	*	National Vision Holdings, Inc	70,698
1,826	*	Nordstrom, Inc	69,151
888	*	ODP Corp	38,442
911	*	Ollie’s Bargain Outlet Holdings, Inc	79,257
180	*	OneWater Marine, Inc	7,193
1,233	*	O’Reilly Automotive, Inc	625,439
752	*	Overstock.com, Inc	49,828
554		Penske Auto Group, Inc	44,453
922	*	Petco Health & Wellness Co, Inc	20,432
306	e	PetMed Express, Inc	10,764
716		Pool Corp	247,192
1,155	*	Quotient Technology, Inc	18,873
7,241		Qurate Retail Group, Inc QVC Group	85,154
1,105	*	RealReal, Inc	25,006
699		Rent-A-Center, Inc	40,304
264	*	RH	157,502
6,113		Ross Stores, Inc	733,010
2,233	*	Sally Beauty Holdings, Inc	44,950
203		Shoe Carnival, Inc	12,562
309		Shutterstock, Inc	27,513
961	*	Signet Jewelers Ltd	55,719
507	*	Sleep Number Corp	72,749
455		Sonic Automotive, Inc (Class A)	22,554
571	*	Sportsman’s Warehouse Holdings, Inc	9,844
279	*	Stamps.com, Inc	55,663
989	*	Stitch Fix Inc	48,995
8,774		Target Corp	1,737,866
297	*	Tilly’s, Inc	3,362
21,128		TJX Companies, Inc	1,397,617
2,095		Tractor Supply Co	370,983
977	*	Ulta Beauty, Inc	302,059
1,237	*	Urban Outfitters, Inc	46,004
1,813	*	Vroom, Inc	70,689
955	*,e	Waitr Holdings Inc	2,798
1,249	*	Wayfair, Inc	393,123
99		Weyco Group, Inc	2,141
1,350		Williams-Sonoma, Inc	241,920
37		Winmark Corp	6,898
314	*	Zumiez, Inc	13,471

		TOTAL RETAILING	47,093,788

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
617		Advanced Energy Industries, Inc	67,358
21,026	*	Advanced Micro Devices, Inc	1,650,541
379	*	Allegro MicroSystems, Inc	9,608
302	*	Alpha & Omega Semiconductor Ltd	9,875

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

507	*	Ambarella, Inc	$50,898
1,455		Amkor Technology, Inc	34,498
6,426		Analog Devices, Inc	996,544
16,083		Applied Materials, Inc	2,148,689
320	*,e	Atomera, Inc	7,840
510	*	Axcelis Technologies, Inc	20,956
582	*	AXT, Inc	6,786
6,958		Broadcom, Inc	3,226,146
1,252		Brooks Automation, Inc	102,226
333	*	Ceva, Inc	18,698
1,003	*	Cirrus Logic, Inc	85,044
535		CMC Materials, Inc	94,583
598	*	Cohu, Inc	25,020
1,899	*	Cree, Inc	205,339
273	*	CyberOptics Corp	7,090
836	*	Diodes, Inc	66,746
406	*	DSP Group, Inc	5,786
1,869	*	Enphase Energy, Inc	303,077
2,358		Entegris, Inc	263,624
1,588	*	First Solar, Inc	138,632
1,075	*	Formfactor, Inc	48,493
1,429	*	GSI Technology, Inc	9,560
434	*	Ichor Holdings Ltd	23,349
285	*	Impinj, Inc	16,208
822	*	Inphi Corp	146,653
72,342		Intel Corp	4,629,888
2,725		KLA Corp	900,340
2,540		Lam Research Corp	1,511,910
2,478	*	Lattice Semiconductor Corp	111,560
799	*	MACOM Technology Solutions Holdings, Inc	46,358
11,900		Marvell Technology Group Ltd	582,862
110	*,e	Maxeon Solar Technologies Ltd	3,472
4,859		Maxim Integrated Products, Inc	443,967
927	*	MaxLinear, Inc	31,592
4,382		Microchip Technology, Inc	680,174
19,642	*	Micron Technology, Inc	1,732,621
1,013		MKS Instruments, Inc	187,830
807		Monolithic Power Systems, Inc	285,040
943	*	Nanometrics, Inc	61,965
478	*	NeoPhotonics Corp Ltd	5,712
77		NVE Corp	5,398
10,429		NVIDIA Corp	5,568,356
7,472	*	ON Semiconductor Corp	310,910
409	*	PDF Solutions, Inc	7,272
1,020	*	Photronics, Inc	13,117
990		Power Integrations, Inc	80,665
2,109	*	Qorvo, Inc	385,314
19,814		QUALCOMM, Inc	2,627,138
2,364	*	Rambus, Inc	45,956
1,307	*	Semtech Corp	90,183
797	*	Silicon Laboratories, Inc	112,433
209	*	SiTime Corp	20,607
2,901		Skyworks Solutions, Inc	532,276
170	*	SMART Global Holdings, Inc	7,823
871	*	SolarEdge Technologies, Inc	250,360
1,332	*,e	SunPower Corp	44,555
548	*	Synaptics, Inc	74,210
3,009		Teradyne, Inc	366,135
16,233		Texas Instruments, Inc	3,067,875
789	*	Ultra Clean Holdings	45,794
754		Universal Display Corp	178,525
729	*	Veeco Instruments, Inc	15,119
4,425		Xilinx, Inc	548,258

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	35,403,437

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 13.9%
1,101	*	2U, Inc	$42,091
1,702	*	8x8, Inc	55,213
754	*	A10 Networks, Inc	7,246
11,211		Accenture plc	3,097,039
2,058	*	ACI Worldwide, Inc	78,307
8,501	*	Adobe, Inc	4,041,120
400	*	Agilysys, Inc	19,184
2,865	*	Akamai Technologies, Inc	291,943
790	*	Alarm.com Holdings, Inc	68,240
829		Alliance Data Systems Corp	92,923
677	*	Altair Engineering, Inc	42,360
944	*	Alteryx, Inc	78,314
2,273		Amdocs Ltd	159,451
370		American Software, Inc (Class A)	7,659
2,321	*	Anaplan, Inc	124,986
1,554	*	Ansys, Inc	527,676
306	*	Appfolio, Inc	43,271
622	*,e	Appian Corp	82,695
1,207	*	Aspen Technology, Inc	174,206
2,315	*	Atlassian Corp plc	487,909
3,898	*	Autodesk, Inc	1,080,331
7,567		Automatic Data Processing, Inc	1,426,152
1,377	*	Avalara, Inc	183,733
1,730	*	Avaya Holdings Corp	48,492
527	*	Benefitfocus, Inc	7,278
765	*	BigCommerce Holdings, Inc	44,217
1,292	*	Bill.Com Holdings, Inc	187,986
2,568	*	Black Knight, Inc	190,006
919	*	Blackbaud, Inc	65,323
875	*	Blackline, Inc	94,850
67	*	BM Technologies, Inc	781
808	*	Bottomline Technologies, Inc	36,562
2,592	*	Box, Inc	59,512
460	*	Brightcove, Inc	9,255
1,981		Broadridge Financial Solutions, Inc	303,291
274	*,e	C3.ai, Inc	18,059
5,009	*	Cadence Design Systems, Inc	686,183
708	*	Cardtronics plc	27,470
222		Cass Information Systems, Inc	10,272
2,269		CDK Global, Inc	122,662
664	*	Cerence Inc	59,481
1,888	*	Ceridian HCM Holding, Inc	159,102
378	*	ChannelAdvisor Corp	8,902
2,198		Citrix Systems, Inc	308,511
3,805	*	Cloudera, Inc	46,307
1,939	*	Cloudflare, Inc	136,234
9,254		Cognizant Technology Solutions Corp (Class A)	722,922
1,154	*	Cognyte Software Ltd	32,093
606	*	Commvault Systems, Inc	39,087
805	*	Concentrix Corp	120,525
3,045	*	Conduent, Inc	20,280
985	*	Cornerstone OnDemand, Inc	42,926
1,191	*	Coupa Software, Inc	303,086
2,713	*	Crowdstrike Holdings, Inc	495,150
520		CSG Systems International, Inc	23,343
2,733	*	Datadog, Inc	227,768
360	*	Datto Holding Corp	8,248
348	*,e	Digimarc Corp	10,322
1,488	*	Digital Turbine, Inc	119,576
3,168	*	DocuSign, Inc	641,362
549	*	Domo, Inc	30,903
4,320	*	Dropbox, Inc	115,171
1,275	*	Duck Creek Technologies, Inc	57,553
4,799	*	DXC Technology Co	150,017

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,263	*	Dynatrace, Inc	$157,407
387		Ebix, Inc	12,396
543	*	eGain Corp	5,153
1,160	*	Elastic NV	128,992
884	*	Envestnet, Inc	63,851
940	*	EPAM Systems, Inc	372,889
898	*	Euronet Worldwide, Inc	124,193
614	*	Everbridge, Inc	74,405
941		EVERTEC, Inc	35,024
774	*	Evo Payments, Inc	21,300
511	*	ExlService Holdings, Inc	46,072
516	*	Fair Isaac Corp	250,802
1,308	*,e	Fastly, Inc	88,002
10,842		Fidelity National Information Services, Inc	1,524,494
3,709	*	FireEye, Inc	72,585
9,981	*	Fiserv, Inc	1,188,138
1,139	*	Five9, Inc	178,060
1,496	*	FleetCor Technologies, Inc	401,870
2,417	*	Fortinet, Inc	445,743
1,574	*	Gartner, Inc	287,334
3,573		Genpact Ltd	152,996
5,187		Global Payments, Inc	1,045,595
644	*	Globant S.A.	133,701
3,013	*	GoDaddy, Inc	233,869
1,073	*	GreenSky, Inc	6,642
483	*	Grid Dynamics Holdings, Inc	7,694
620	*,e	GTT Communications, Inc	1,135
1,102	*	GTY Technology Holdings Inc	7,042
1,428	*	Guidewire Software, Inc	145,128
450		Hackett Group, Inc	7,375
759	*	HubSpot, Inc	344,745
139	*	I3 Verticals, Inc	4,326
513	*	Information Services Group, Inc	2,257
156	*,e	Intelligent Systems Corp	6,382
539		InterDigital, Inc	34,200
15,661		International Business Machines Corp	2,086,985
339	*	International Money Express Inc	5,088
4,476		Intuit, Inc	1,714,577
914	*	j2 Global, Inc	109,552
1,391		Jack Henry & Associates, Inc	211,043
308	*	Jamf Holding Corp	10,879
211	*,e	JFrog Ltd	9,362
2,061	*	Limelight Networks, Inc	7,358
1,122	*	Liveperson, Inc	59,174
1,208	*	LiveRamp Holdings, Inc	62,671
1,102	*	Manhattan Associates, Inc	129,353
15,534		Mastercard, Inc (Class A)	5,530,881
1,221		MAXIMUS, Inc	108,718
543		McAfee Corp	12,348
1,450	*	Medallia, Inc	40,440
132,025		Microsoft Corp	31,127,534
121	*	MicroStrategy, Inc (Class A)	82,135
967	*	Mimecast Ltd	38,883
467	*	Mitek Systems, Inc	6,809
704	*	Model N, Inc	24,802
1,066	*	MoneyGram International, Inc	7,004
898	*	MongoDB, Inc	240,152
811	*	nCino, Inc	54,110
885	*	New Relic, Inc	54,410
1,445		NIC, Inc	49,029
10,159		NortonLifelock, Inc	215,980
5,319	*	Nuance Communications, Inc	232,121
3,066	*	Nutanix, Inc	81,433
2,061	*	Okta, Inc	454,306
152	*	ON24, Inc	7,374
469	*	OneSpan, Inc	11,491

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

32,485		Oracle Corp	$2,279,472
1,219	*	Pagerduty, Inc	49,040
1,663	*	Palo Alto Networks, Inc	535,586
5,624		Paychex, Inc	551,264
896	*	Paycom Software, Inc	331,574
612	*	Paylocity Holding Corp	110,056
20,705	*	PayPal Holdings, Inc	5,028,002
655	*	Paysign Inc	2,862
804		Pegasystems, Inc	91,929
509	*	Perficient, Inc	29,888
2,607		Perspecta, Inc	75,733
249	*	Ping Identity Holding Corp	5,461
1,674	*	Pluralsight, Inc	37,397
766		Progress Software Corp	33,750
989	*	Proofpoint, Inc	124,406
671	*	PROS Holdings, Inc	28,518
1,840	*	PTC, Inc	253,276
857	*	Q2 Holdings, Inc	85,871
144		QAD, Inc (Class A)	9,588
667	*	Qualys, Inc	69,888
461	*	Rackspace Technology, Inc	10,963
847	*	Rapid7, Inc	63,195
1,516	*	RealPage, Inc	132,195
628	*	Repay Holdings Corp	14,745
1,545	*	Rimini Street, Inc	13,859
1,368	*	RingCentral, Inc	407,500
5,212	*	Sabre Corp	77,190
1,565	*	SailPoint Technologies Holding, Inc	79,252
15,471	*	salesforce.com, Inc	3,277,841
433		Sapiens International Corp NV	13,765
96	*	SecureWorks Corp	1,284
3,445	*	ServiceNow, Inc	1,722,879
307	*	ShotSpotter, Inc	10,766
8,719	*	Slack Technologies, Inc	354,253
1,969	*	Smartsheet, Inc	125,858
852	*	SolarWinds Corp	14,859
2,866	*	Splunk, Inc	388,286
469	*	Sprout Social, Inc	27,089
599	*	SPS Commerce, Inc	59,487
6,550	*	Square, Inc	1,487,178
3,873		SS&C Technologies Holdings, Inc	270,607
3,557	*	StoneCo Ltd	217,760
211	*,e	Sumo Logic, Inc	3,979
2,089	*	SVMK, Inc	38,270
1,480		Switch, Inc	24,065
605	*	Sykes Enterprises, Inc	26,668
1,067	*	Synchronoss Technologies, Inc	3,809
2,702	*	Synopsys, Inc	669,502
289	*	Telos Corp	10,959
1,038	*	Tenable Holdings, Inc	37,560
2,058	*	Teradata Corp	79,315
738	*	Trade Desk, Inc	480,925
453		TTEC Holdings, Inc	45,504
143	*,e	Tucows, Inc	11,083
2,546	*	Twilio, Inc	867,575
732	*	Tyler Technologies, Inc	310,756
769	*	Unisys Corp	19,548
482	*,e	Unity Software, Inc	48,349
395	*	Upland Software, Inc	18,640
1,608	*	Varonis Systems, Inc	82,555
1,154	*	Verint Systems, Inc	52,495
1,723	*	VeriSign, Inc	342,463
422	*	Veritone, Inc	10,120
2,291	*	Verra Mobility Corp	31,009
187	*	Viant Technology, Inc	9,890
1,303	e	VirnetX Holding Corp	7,258

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

29,734		Visa, Inc (Class A)	$6,295,580
1,376	*	VMware, Inc (Class A)	207,019
7,616		Western Union Co	187,811
739	*	WEX, Inc	154,614
3,153	*	Workday, Inc	783,300
617	*	Workiva, Inc	54,456
1,587		Xperi Holding Corp	34,549
1,753	*	Yext, Inc	25,383
1,979	*	Zendesk, Inc	262,455
803	*	Zix Corp	6,063
3,084	*	Zoom Video Communications, Inc	990,858
1,267	*	Zscaler, Inc	217,506
1,498	*	Zuora Inc	22,170

		TOTAL SOFTWARE & SERVICES	99,379,349

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
2,107	*	3D Systems Corp	57,816
125	*	908 Devices, Inc	6,062
806		Adtran, Inc	13,444
720	*	Akoustis Technologies, Inc	9,605
10,146		Amphenol Corp (Class A)	669,332
279,296		Apple, Inc	34,116,006
285	*,e	Applied Optoelectronics, Inc	2,383
1,083	*	Arista Networks, Inc	326,947
1,226	*	Arlo Technologies, Inc	7,699
1,300	*	Arrow Electronics, Inc	144,066
470	*	Avid Technology, Inc	9,922
1,997		Avnet, Inc	82,895
438		Badger Meter, Inc	40,765
144		Bel Fuse, Inc (Class B)	2,864
636		Belden CDT, Inc	28,219
773		Benchmark Electronics, Inc	23,901
528	*	CalAmp Corp	5,729
643	*	Calix, Inc	22,286
141	*	Cambium Networks Corp	6,588
1,029	*	Casa Systems, Inc	9,806
2,565		CDW Corp	425,149
2,798	*	Ciena Corp	153,107
74,565		Cisco Systems, Inc	3,855,756
153	*	Clearfield, Inc	4,610
2,887		Cognex Corp	239,592
382	*	Coherent, Inc	96,604
3,172	*	CommScope Holding Co, Inc	48,722
356		Comtech Telecommunications Corp	8,843
13,563		Corning, Inc	590,126
226	*,e	Corsair Gaming, Inc	7,524
485		CTS Corp	15,064
548	*	Daktronics, Inc	3,436
4,481	*	Dell Technologies, Inc	395,000
1,043	*	Diebold, Inc	14,738
400	*	Digi International, Inc	7,596
1,151		Dolby Laboratories, Inc (Class A)	113,627
740	*	EchoStar Corp (Class A)	17,760
202	*	ePlus, Inc	20,127
1,698	*	Extreme Networks, Inc	14,857
1,098	*	F5 Networks, Inc	229,065
727	*	Fabrinet	65,714
256	*	FARO Technologies, Inc	22,162
2,414		FLIR Systems, Inc	136,319
1,256	*	Harmonic, Inc	9,847
22,442		Hewlett Packard Enterprise Co	353,237
22,725		HP, Inc	721,519
1,784	*	II-VI, Inc	121,972
400	*	Immersion Corp	3,832
2,966	*	Infinera Corp	28,563
480	*,e	Inseego Corp	4,800

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

698	*	Insight Enterprises, Inc	$66,603
1,417	*	Intellicheck, Inc	11,874
631	*	IPG Photonics Corp	133,103
397	*	Iteris, Inc	2,449
678	*	Itron, Inc	60,105
2,790		Jabil Inc	145,526
6,230		Juniper Networks, Inc	157,806
3,422	*	Keysight Technologies, Inc	490,715
411	*	Kimball Electronics, Inc	10,604
1,352	*	Knowles Corp	28,284
254	*	KVH Industries, Inc	3,221
375		Littelfuse, Inc	99,165
1,378	*	Lumentum Holdings, Inc	125,880
523	*	Luna Innovations, Inc	5,507
569		Methode Electronics, Inc	23,887
2,964		Motorola Solutions, Inc	557,380
261	*	MTS Systems Corp	15,190
171	*	Napco Security Technologies, Inc	5,956
2,304		National Instruments Corp	99,498
2,406	*	NCR Corp	91,308
4,038		NetApp, Inc	293,441
505	*	Netgear, Inc	20,755
1,389	*	Netscout Systems, Inc	39,114
829	*	nLight, Inc	26,860
592	*	Novanta, Inc	78,079
280	*	OSI Systems, Inc	26,908
182	*,e	PAR Technology Corp	11,905
196		PC Connection, Inc	9,092
526	*	Plantronics, Inc	20,467
521	*	Plexus Corp	47,849
4,045	*	Pure Storage, Inc	87,129
738	*	Quantum Corp	6,148
1,954	*,e	Research Frontiers, Inc	5,549
704	*	Ribbon Communications, Inc	5,780
323	*	Rogers Corp	60,792
1,157	*	Sanmina Corp	47,877
381	*	Scansource, Inc	11,411
764	*	Super Micro Computer, Inc	29,842
805		Synnex Corp	92,446
4,551	*	Trimble Inc	354,022
1,439	*	TTM Technologies, Inc	20,865
156		Ubiquiti, Inc	46,535
1,003	*	Viasat, Inc	48,214
4,189	*	Viavi Solutions, Inc	65,767
2,099		Vishay Intertechnology, Inc	50,544
161	*	Vishay Precision Group, Inc	4,960
2,630	*	Vontier Corp	79,610
5,297		Western Digital Corp	353,575
271	*,e	Wrap Technologies Inc	1,507
3,647		Xerox Holdings Corp	88,513
913	*	Zebra Technologies Corp (Class A)	442,969

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,928,189

TELECOMMUNICATION SERVICES - 1.4%
3,945		Alaska Communications Systems Group, Inc	12,821
184	*	Anterix, Inc	8,677
125,238		AT&T, Inc	3,790,954
251		ATN International, Inc	12,329
342	*	Bandwidth Inc	43,345
1,215	*	Boingo Wireless, Inc	17,095
727	*	Cincinnati Bell, Inc	11,160
772		Cogent Communications Group, Inc	53,083
1,064	*	Consolidated Communications Holdings, Inc	7,661
987	*	Gogo, Inc	9,534
350	*	IDT Corp (Class B)	7,931
1,842	*	Iridium Communications, Inc	75,983

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

681	*	Liberty Latin America Ltd (Class A)	$8,737
2,483	*	Liberty Latin America Ltd (Class C)	32,229
19,284		Lumen Technologies, Inc	257,441
259	*	Ooma, Inc	4,105
1,000	*	ORBCOMM, Inc	7,630
869		Shenandoah Telecom Co	42,416
309		Spok Holdings, Inc	3,241
1,775		Telephone & Data Systems, Inc	40,754
9,695	*	T-Mobile US, Inc	1,214,687
247	*	US Cellular Corp	9,011
72,955		Verizon Communications, Inc	4,242,333
4,303	*	Vonage Holdings Corp	50,862

		TOTAL TELECOMMUNICATION SERVICES	9,964,019

TRANSPORTATION - 2.1%
1,148	*	Air Transport Services Group, Inc	33,590
2,129	*	Alaska Air Group, Inc	147,348
268	*	Allegiant Travel Co	65,408
157		Amerco, Inc	96,178
10,876	*	American Airlines Group, Inc	259,936
378		ArcBest Corp	26,600
363	*	Atlas Air Worldwide Holdings, Inc	21,940
1,153	*	Avis Budget Group, Inc	83,639
2,384		CH Robinson Worldwide, Inc	227,505
554	*	Copa Holdings S.A. (Class A)	44,758
542		Costamare, Inc	5,214
185	*	Covenant Transportation Group, Inc	3,809
13,438		CSX Corp	1,295,692
828	*	Daseke, Inc	7,030
11,365	*	Delta Air Lines, Inc	548,702
87	*	Eagle Bulk Shipping, Inc	3,142
427	*	Echo Global Logistics, Inc	13,412
93		Eneti, Inc	1,956
2,934		Expeditors International of Washington, Inc	315,962
4,320		FedEx Corp	1,227,053
480		Forward Air Corp	42,629
127		Genco Shipping & Trading Ltd	1,280
828	*	Hawaiian Holdings, Inc	22,083
728		Heartland Express, Inc	14,254
505	*	Hub Group, Inc (Class A)	33,976
1,477		JB Hunt Transport Services, Inc	248,239
5,315	*	JetBlue Airways Corp	108,107
1,667		Kansas City Southern	439,955
1,157	*	Kirby Corp	69,744
2,188		Knight-Swift Transportation Holdings, Inc	105,221
719		Landstar System, Inc	118,678
4,260	*	Lyft, Inc (Class A)	269,147
1,216		Macquarie Infrastructure Co LLC	38,681
796		Marten Transport Ltd	13,508
668		Matson, Inc	44,556
37	*	Mesa Air Group, Inc	498
4,434		Norfolk Southern Corp	1,190,618
1,737		Old Dominion Freight Line	417,592
34	*	PAM Transportation Services, Inc	2,098
580	*	Radiant Logistics, Inc	4,031
883		Ryder System, Inc	66,799
715	*	Safe Bulkers, Inc	1,752
499	*	Saia, Inc	115,059
932		Schneider National, Inc	23,272
308	*	SEACOR Holdings, Inc	12,551
802	*	Skywest, Inc	43,693
10,244	*	Southwest Airlines Co	625,499
1,539	*	Spirit Airlines, Inc	56,789
24,552	*	Uber Technologies, Inc	1,338,329
11,813		Union Pacific Corp	2,603,703

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,488	*	United Airlines Holdings Inc	$315,780
12,620		United Parcel Service, Inc (Class B)	2,145,274
122		Universal Logistics Holdings Inc	3,210
315	*	US Xpress Enterprises, Inc	3,701
1,147		Werner Enterprises, Inc	54,104
1,622	*	XPO Logistics, Inc	199,993

		TOTAL TRANSPORTATION	15,223,277

UTILITIES - 2.5%
11,476		AES Corp	307,672
1,097		Allete, Inc	73,707
4,194		Alliant Energy Corp	227,147
4,249		Ameren Corp	345,699
8,719		American Electric Power Co, Inc	738,499
745		American States Water Co	56,337
3,189		American Water Works Co, Inc	478,095
111		Artesian Resources Corp	4,371
1,866	*,e	Atlantic Power Corp	5,393
2,236		Atmos Energy Corp	221,029
788		Avangrid, Inc	39,250
1,326		Avista Corp	63,316
1,043		Black Hills Corp	69,641
499		Brookfield Infrastructure Corp	38,109
2,251		Brookfield Renewable Corp	105,347
324	*	Cadiz, Inc	3,107
1,034		California Water Service Group	58,256
8,716		Centerpoint Energy, Inc	197,417
358		Chesapeake Utilities Corp	41,557
545		Clearway Energy, Inc (Class A)	14,448
1,281		Clearway Energy, Inc (Class C)	36,047
4,975		CMS Energy Corp	304,570
6,042		Consolidated Edison, Inc	451,942
420		Consolidated Water Co, Inc	5,649
14,301		Dominion Energy, Inc	1,086,304
3,346		DTE Energy Co	445,486
12,947		Duke Energy Corp	1,249,774
6,251		Edison International	366,309
3,424		Entergy Corp	340,585
3,872		Essential Utilities Inc	173,272
3,984		Evergy, Inc	237,168
5,967		Eversource Energy	516,683
17,150		Exelon Corp	750,141
9,412		FirstEnergy Corp	326,502
1,409		Genie Energy Ltd	8,933
133		Global Water Resources, Inc	2,169
2,117		Hawaiian Electric Industries, Inc	94,058
960		Idacorp, Inc	95,971
3,858		MDU Resources Group, Inc	121,951
640		MGE Energy, Inc	45,690
240		Middlesex Water Co	18,965
1,540		National Fuel Gas Co	76,985
1,561		New Jersey Resources Corp	62,237
34,512		NextEra Energy, Inc	2,609,452
6,737		NiSource, Inc	162,429
666		Northwest Natural Holding Co	35,931
812		NorthWestern Corp	52,942
4,180		NRG Energy, Inc	157,711
3,276		OGE Energy Corp	106,011
919		ONE Gas, Inc	70,680
751		Ormat Technologies, Inc	58,976
743		Otter Tail Corp	34,304
23,152	*,b	PG&E Corp	271,110
1,897		Pinnacle West Capital Corp	154,321
1,358		PNM Resources, Inc	66,610
1,712		Portland General Electric Co	81,269
13,284		PPL Corp	383,111

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

8,810		Public Service Enterprise Group, Inc			$530,450
250	*	Pure Cycle Corp			3,355
105		RGC Resources, Inc			2,329
5,061		Sempra Energy			670,987
505		SJW Corp			31,810
1,730		South Jersey Industries, Inc			39,063
18,518		Southern Co			1,151,079
833		Southwest Gas Holdings Inc			57,235
162		Spark Energy, Inc			1,730
880		Spire, Inc			65,023
923	*	Sunnova Energy International, Inc			37,677
3,726		UGI Corp			152,803
537		Unitil Corp			24,536
8,582		Vistra Energy Corp			151,730
5,438		WEC Energy Group, Inc			508,942
9,168		Xcel Energy, Inc			609,764
203		York Water Co			9,941

		TOTAL UTILITIES			18,199,099

		TOTAL COMMON STOCKS			711,305,874

		(Cost $254,128,823)
RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,666	†	Media General, Inc			0

		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
854	†	Chinook Therapeutics, Inc			0
626	†	Elanco Animal Health, Inc CVR			35
145	†	Tobira Therapeutics, Inc			9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			44

		TOTAL RIGHTS / WARRANTS			44

		(Cost $24)
PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.7%
$ 940,000		Federal Farm Credit Bank (FFCB)	0.010%	04/01/21	940,000
2,000,000		Federal Home Loan Bank (FHLB)	0.005	04/07/21	2,000,000
337,000		FHLB	0.005	04/16/21	337,000
2,131,000		Tennessee Valley Authority (TVA)	0.010	04/07/21	2,131,000

		TOTAL GOVERNMENT AGENCY DEBT			5,408,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
1,169,019	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,169,019

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	0.030		1,169,019

		TOTAL SHORT-TERM INVESTMENTS			6,577,019

		(Cost $6,577,013)
		TOTAL INVESTMENTS - 100.2%			717,882,937
		(Cost $260,705,860)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(1,531,654)

		NET ASSETS - 100.0%			$716,351,283

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Stock Index Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,116,433.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities is $49,942 or 0.0% of net assets.

Futures contracts outstanding as of March 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	27	06/18/21	$5,281,224	$5,355,990	$74,766

TIAA- CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUSTRALIA - 6.0%
52,221		BHP Billiton Ltd	$1,811,516
29,522		Commonwealth Bank of Australia	1,937,079
2,799		CSL Ltd	565,689
55,767		Fortescue Metals Group Ltd	849,922
101,424*		NEXTDC Ltd	807,806
21,880		Rio Tinto plc	1,669,183

		TOTAL AUSTRALIA	7,641,195

BRAZIL - 1.3%
193,100		Banco Bradesco S.A. (Preference)	918,389
23,400		Cia Brasileira de Distribuicao	137,939
76,716		Lojas Americanas S.A. (Preference)	304,757
23,400*		Sendas Distribuidora S.A.	306,975

		TOTAL BRAZIL	1,668,060

CHINA - 2.3%
13,349*		GDS Holdings Ltd (ADR)	1,082,470
9,960		Tencent Holdings Ltd	794,883
84,000	*,g	Wuxi Biologics Cayman, Inc	1,059,303

		TOTAL CHINA	2,936,656

DENMARK - 2.7%
12,619		DSV AS	2,475,135
5,866	g	Orsted AS	947,156

		TOTAL DENMARK	3,422,291

FINLAND - 0.6%
14,282		Neste Oil Oyj	758,456

		TOTAL FINLAND	758,456

FRANCE - 16.4%
26,532		Airbus SE	3,009,187
38,991		BNP Paribas S.A.	2,375,694
36,086		Compagnie de Saint-Gobain	2,130,933
108,932		Credit Agricole S.A.	1,577,576
6,986		Dassault Systemes S.A.	1,493,179
11,516		Essilor International S.A.	1,876,036
2,430		Kering	1,676,839
18,831		Schneider Electric S.A.	2,868,623
38,116		Total S.A.	1,776,958
23,107		Valeo S.A.	783,958
13,854		Vinci S.A.	1,418,951

		TOTAL FRANCE	20,987,934

GERMANY - 11.3%
4,547		Adidas-Salomon AG.	1,420,440
5,992		BASF SE	497,953
17,525		HeidelbergCement AG.	1,592,286
58,367		Infineon Technologies AG.	2,483,374
18,144		Lanxess AG.	1,339,113
34,736		RWE AG.	1,363,102
23,503		Siemens AG.	3,861,813
6,521		Volkswagen AG. (Preference)	1,825,363

		TOTAL GERMANY	14,383,444

HONG KONG - 1.9%
40,999		Hong Kong Exchanges and Clearing Ltd	2,432,301

		TOTAL HONG KONG	2,432,301

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

IRELAND - 1.6%
44,310		CRH plc	$2,073,562

		TOTAL IRELAND	2,073,562

ITALY - 2.3%
138,230		Enel S.p.A.	1,375,022
27,171		Moncler S.p.A	1,556,050

		TOTAL ITALY	2,931,072

JAPAN - 20.3%
83,100		Daiichi Sankyo Co Ltd	2,424,506
8,184		Daikin Industries Ltd	1,654,466
7,000*		Fanuc Ltd	1,682,849
56,851	*,e	Hitachi Ltd	2,576,962
4,574		Nintendo Co Ltd	2,578,067
60,200		ORIX Corp	1,018,150
49,300		Recruit Holdings Co Ltd	2,420,936
45,300	*,e	SBI Holdings, Inc	1,230,991
20,700		Shiseido Co Ltd	1,392,161
39,692		Sony Corp	4,200,740
40,200		Sumitomo Mitsui Financial Group, Inc	1,457,140
13,800	e	Tokio Marine Holdings, Inc	656,757
33,983	*	Toyota Motor Corp	2,644,557

		TOTAL JAPAN	25,938,282

KOREA, REPUBLIC OF - 1.4%
11,544	*	Coupang, Inc	569,696
1,670		LG Chem Ltd	1,195,090

		TOTAL KOREA, REPUBLIC OF	1,764,786

NETHERLANDS - 6.4%
6,123		ASML Holding NV	3,756,884
224,891		ING Groep NV	2,746,837
89,294		Royal Dutch Shell plc (A Shares)	1,735,781

		TOTAL NETHERLANDS	8,239,502

RUSSIA - 1.8%
30,708		Sberbank of Russia (ADR)	473,210
17,311		TCS Group Holding plc (ADR)	1,004,038
12,936	*	Yandex NV	828,680

		TOTAL RUSSIA	2,305,928

SPAIN - 1.1%
280,698	*	Banco Bilbao Vizcaya Argentaria S.A.	1,462,761

		TOTAL SPAIN	1,462,761

SWITZERLAND - 5.3%
130,070		Credit Suisse Group	1,376,057
2,492		Lonza Group AG.	1,393,774
11,979		Nestle S.A.	1,335,376
7,349		Roche Holding AG.	2,380,658
614	*	Zur Rose Group AG.	231,351

		TOTAL SWITZERLAND	6,717,216

TAIWAN - 0.8%
8,709		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,030,101

		TOTAL TAIWAN	1,030,101

UNITED KINGDOM - 12.7%
28,903		Ashtead Group plc	1,725,382
27,648		AstraZeneca plc	2,759,505
991,789		Barclays plc	2,539,890
47,891		Diageo plc	1,967,432
152,202		HSBC Holdings plc	887,135
7,508		Linde plc (Xetra)	2,106,024

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

498,015		Lloyds TSB Group plc	$292,148
15,960		Reckitt Benckiser Group plc	1,428,584
441,007		Tesco plc	1,392,359
136,469	*	THG Holdings Ltd	1,173,028

		TOTAL UNITED KINGDOM	16,271,487

UNITED STATES - 1.7%
18,565	*	Las Vegas Sands Corp	1,128,009
8,029	*	Wynn Resorts Ltd	1,006,596

		TOTAL UNITED STATES	2,134,605

		TOTAL COMMON STOCKS	125,099,639

		(Cost $100,741,606)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.9%
$ 1,089,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/01/21	1,089,000

		TOTAL GOVERNMENT AGENCY DEBT			1,089,000

TREASURY DEBT - 1.0%
1,274,000		United States Treasury Bill	0.005	04/01/21	1,274,000

		TOTAL TREASURY DEBT			1,274,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
185,579	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		185,579

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			185,579

		TOTAL SHORT-TERM INVESTMENTS			2,548,579

		(Cost $2,548,579)
		TOTAL INVESTMENTS - 99.9%			127,648,218
		(Cost $103,290,185)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			161,424

		NET ASSETS - 100.0%			$127,809,642

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,270,264.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities is $2,006,459 or 1.6% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2021

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$24,386,152	19.1%
INDUSTRIALS	23,248,275	18.2
CONSUMER DISCRETIONARY	20,166,070	15.8
INFORMATION TECHNOLOGY	13,230,777	10.3
MATERIALS	13,134,649	10.3
HEALTH CARE	10,583,434	8.3
CONSUMER STAPLES	8,192,177	6.4
ENERGY	4,271,195	3.3
COMMUNICATION SERVICES	4,201,630	3.3
UTILITIES	3,685,280	2.9
SHORT-TERM INVESTMENTS	2,548,579	2.0
OTHER ASSETS & LIABILITIES, NET	161,424	0.1

NET ASSETS	$127,809,642	100.0%

TIAA-CREF LIFE FUNDS - Core Bond Fund

TIAA-CREF LIFE FUNDS

CORE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.6%

CAPITAL GOODS - 0.1%
$ 35,249	i	Sensata Technologies, Inc	LIBOR 1 M + 1.750%	1.861%	09/18/26	$35,248
97,261	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.359	08/22/24	95,363

		TOTAL CAPITAL GOODS				130,611

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
38,067	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	3.500	05/30/25	38,067
100,000	i	Maxar Technologies Ltd	LIBOR 1 M + 2.750%	2.870	10/05/24	98,719
75,000	h,i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	74,303
92,772	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.859	11/16/26	92,077

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				303,166

CONSUMER SERVICES - 0.1%
100,000	h,i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	99,531
45,102	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	44,037
48,743	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.859	08/14/24	47,765

		TOTAL CONSUMER SERVICES				191,333

DIVERSIFIED FINANCIALS - 0.0%
34,471	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.359	03/24/25	33,897

		TOTAL DIVERSIFIED FINANCIALS				33,897

ENERGY - 0.1%
74,251	i	Buckeye Partners LP	LIBOR 1 M + 2.250%	2.359	11/01/26	73,865
49,367	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.359	03/31/25	47,861

		TOTAL ENERGY				121,726

FOOD, BEVERAGE & TOBACCO - 0.2%
148,875	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.359	01/29/27	146,724
99,841	h,i	Hearthside Food Solutions LLC	LIBOR 1 M + 3.688%	3.796	05/23/25	98,780
127,346	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.000	08/01/25	126,568

		TOTAL FOOD, BEVERAGE & TOBACCO				372,072

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
75,000	i	ADMI Corp	LIBOR 1 M + 3.250%	3.750	12/23/27	74,271
74,438	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.000	01/08/27	74,414
97,383	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.859	10/10/25	83,790
100,000	i	Global Medical Response, Inc	LIBOR 3 M + 4.750%	5.750	10/02/25	99,600
29,239	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.500	10/27/22	29,239
74,063	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.081	11/15/27	73,196
40,392	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.609	11/13/25	39,988
8,666	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.609	11/13/25	8,579

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				483,077

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
35,000	i	Energizer Holdings, Inc	LIBOR 1 M + 2.250%	2.750	12/16/27	34,811

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				34,811

INSURANCE - 0.1%
97,515	i	Acrisure LLC	LIBOR 3 M + 3.500%	3.703	02/15/27	96,215
99,000	i	NFP Corp	LIBOR 1 M + 3.250%	3.359	02/15/27	97,422

		TOTAL INSURANCE				193,637

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MATERIALS - 0.1%
$ 49,239	i	Chemours Co	LIBOR 1 M + 1.750%	1.860%	04/03/25	$47,721
95,753	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.703	03/01/26	94,903
95,465	i	Starfruit US Holdco LLC	LIBOR 1 M + 2.750%	2.860	10/01/25	93,934

		TOTAL MATERIALS				236,558

MEDIA & ENTERTAINMENT - 0.3%
36,545	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 6.000%	7.000	11/24/25	36,465
32,454	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%	2.000	11/24/27	30,182
25,000	i	CNT Holdings I Corp	LIBOR 3 M + 3.750%	4.500	11/08/27	24,930
100,000	i	INEOS US Petrochem LLC	LIBOR 3 M + 2.750%	3.250	01/29/26	99,625
34,624	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.103	10/04/23	34,554
11,738	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	11,758
100,000	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	99,031
143,639	i	Ryan Specialty Group LLC	LIBOR 1 M + 3.000%	4.000	09/01/27	143,399
50,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.606	01/31/28	49,512
44,000	i	Woof Holdings, Inc	LIBOR 3 M + 3.750%	4.500	12/21/27	43,780

		TOTAL MEDIA & ENTERTAINMENT				573,236

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
73,157	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.109	06/02/25	72,880
64,286	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.859	11/27/25	63,876
60,067	i	Endo International PLC	LIBOR 3 M + 4.250%	5.000	04/29/24	59,391
36,125	h,i	Endo Luxembourg Finance Co I Sarl	LIBOR 1 M + 5.000%	5.750	03/10/28	35,718

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				231,865

REAL ESTATE - 0.0%
98,009	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.865	08/21/25	95,906

		TOTAL REAL ESTATE				95,906

SOFTWARE & SERVICES - 0.1%
24,689	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.109	10/30/26	24,481
74,251	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.250%	3.359	02/06/26	73,787
87,830	i	NeuStar, Inc	LIBOR 3 M + 3.500%	4.500	08/08/24	83,486
74,055	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.359	11/28/25	73,815

		TOTAL SOFTWARE & SERVICES				255,569

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
63,338	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	63,253
83,503	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.615	07/02/25	82,310

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				145,563

TRANSPORTATION - 0.0%
47,990	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.106	12/14/23	45,791
25,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	26,535

		TOTAL TRANSPORTATION				72,326

UTILITIES - 0.0%
33,026	i	ProQuest LLC	LIBOR 1 M + 3.250%	3.359	10/23/26	32,795

		TOTAL UTILITIES				32,795

		TOTAL BANK LOAN OBLIGATIONS				3,508,148

		(Cost $3,537,534)

BONDS - 93.8%

CORPORATE BONDS - 42.0%

AUTOMOBILES & COMPONENTS - 0.4%
13,000	g	Adient US LLC		9.000	04/15/25	14,430
79,000	g	Allison Transmission, Inc		3.750	01/30/31	76,531

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

$ 100,000	g	Dana Financing Luxembourg SARL	6.500%	06/01/26		$103,750
5,000		Dana, Inc	5.375	11/15/27		5,250
50,000		Ford Motor Co	8.500	04/21/23		55,750
100,000	g	Gates Global LLC	6.250	01/15/26		104,750
150,000		General Motors Co	6.125	10/01/25		176,387
125,000		General Motors Co	5.200	04/01/45		143,526
100,000		Goodyear Tire & Rubber Co	5.250	04/30/31		100,000

		TOTAL AUTOMOBILES & COMPONENTS				780,374

BANKS - 9.2%
200,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30		206,702
200,000	e,g	Banco de Credito del Peru	3.250	09/30/31		200,000
200,000	g	Banco del Estado de Chile	2.704	01/09/25		208,478
200,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23		206,500
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25		224,560
200,000		Banco Santander S.A.	3.800	02/23/28		215,826
200,000		Bancolombia S.A.	3.000	01/29/25		204,300
200,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31		203,000
200,000		Bank of America Corp	3.875	08/01/25		220,900
600,000		Bank of America Corp	2.456	10/22/25		628,914
200,000		Bank of America Corp	3.248	10/21/27		215,017
475,000		Bank of America Corp	3.824	01/20/28		521,841
725,000		Bank of America Corp	2.496	02/13/31		718,325
725,000		Bank of America Corp	2.592	04/29/31		723,486
500,000		Bank of America Corp	1.922	10/24/31		470,533
100,000		Bank of America Corp	3.483	03/13/52		101,899
200,000		Bank of America Corp	6.100	N/A	‡	222,000
100,000		Bank of Montreal	3.803	12/15/32		109,846
200,000		Barclays plc	4.338	05/16/24		214,156
150,000	g	BNP Paribas S.A.	2.819	11/19/25		157,898
100,000	g	BNP Paribas S.A.	2.219	06/09/26		102,542
200,000	g	BNP Paribas S.A.	1.323	01/13/27		195,598
300,000	g	BNP Paribas S.A.	1.904	09/30/28		294,873
125,000		Citigroup, Inc	3.875	03/26/25		136,215
500,000		Citigroup, Inc	3.200	10/21/26		537,289
175,000		Citigroup, Inc	4.300	11/20/26		195,208
95,000		Citigroup, Inc	4.450	09/29/27		107,216
100,000		Citigroup, Inc	4.125	07/25/28		110,663
775,000		Citigroup, Inc	2.666	01/29/31		778,663
150,000		Citigroup, Inc	4.412	03/31/31		171,182
140,000		Citigroup, Inc	2.572	06/03/31		139,891
200,000		Citigroup, Inc	5.000	N/A	‡	206,060
250,000		Cooperatieve Rabobank UA	3.750	07/21/26		272,651
400,000	g	Credicorp Ltd	2.750	06/17/25		407,600
150,000	g	Credit Agricole S.A.	3.250	10/04/24		161,003
250,000	g	Credit Agricole S.A.	1.247	01/26/27		244,512
150,000		Discover Bank	2.450	09/12/24		157,011
150,000		Discover Bank	3.450	07/27/26		162,326
250,000		Discover Bank	2.700	02/06/30		251,695
510,000		HSBC Holdings plc	4.292	09/12/26		564,490
50,000		HSBC Holdings plc	4.375	11/23/26		55,690
200,000		HSBC Holdings plc	4.041	03/13/28		218,950
50,000		HSBC Holdings plc	2.013	09/22/28		49,133
200,000		HSBC Holdings plc	4.950	03/31/30		233,516
200,000		HSBC Holdings plc	2.357	08/18/31		192,475
250,000		HSBC Holdings plc	6.000	N/A	‡	273,687
250,000		Huntington National Bank	2.500	08/07/22		256,741
150,000		JPMorgan Chase & Co	2.700	05/18/23		156,486
225,000		JPMorgan Chase & Co	2.301	10/15/25		234,211
250,000		JPMorgan Chase & Co	3.200	06/15/26		270,260
500,000		JPMorgan Chase & Co	3.702	05/06/30		544,979

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

$ 600,000		JPMorgan Chase & Co	2.739%	10/15/30		$609,792
300,000		JPMorgan Chase & Co	2.522	04/22/31		299,368
350,000		JPMorgan Chase & Co	2.956	05/13/31		356,472
575,000		JPMorgan Chase & Co	1.953	02/04/32		544,963
100,000		JPMorgan Chase & Co	5.000	N/A	‡	103,375
178,000		JPMorgan Chase & Co	6.100	N/A	‡	191,617
200,000		Lloyds Banking Group plc	7.500	N/A	‡	228,500
125,000		MUFG Americas Holdings Corp	3.500	06/18/22		129,610
200,000		Natwest Group plc	3.032	11/28/35		190,816
200,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30		198,172
100,000		PNC Bank NA	2.700	10/22/29		102,208
200,000		Royal Bank of Canada	2.550	07/16/24		210,925
200,000		Royal Bank of Scotland Group plc	3.073	05/22/28		208,108
200,000		Santander Holdings USA, Inc	3.400	01/18/23		208,811
200,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24		211,446
100,000		Toronto-Dominion Bank	3.625	09/15/31		109,598
100,000		Truist Bank	2.750	05/01/23		104,713
125,000		Truist Bank	1.500	03/10/25		126,998
200,000		Truist Financial Corp	4.950	N/A	‡	216,750
200,000		Truist Financial Corp	4.800	N/A	‡	209,714
100,000	g	UBS Group AG.	2.095	02/11/32		94,592
150,000		Wells Fargo & Co	3.750	01/24/24		162,205
100,000		Wells Fargo & Co	3.550	09/29/25		109,000
425,000		Wells Fargo & Co	2.393	06/02/28		435,580
200,000		Wells Fargo & Co	2.879	10/30/30		206,022
400,000		Wells Fargo & Co	3.900	N/A	‡	403,960
125,000		Westpac Banking Corp	4.110	07/24/34		133,476

		TOTAL BANKS				19,763,788

CAPITAL GOODS - 1.4%
200,000	g	BAE Systems plc	1.900	02/15/31		187,670
10,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26		10,275
450,000		Boeing Co	2.196	02/04/26		448,605
200,000		Boeing Co	2.950	02/01/30		199,443
25,000		Boeing Co	3.250	02/01/35		24,228
200,000	g	DAE Funding LLC	3.375	03/20/28		198,351
200,000	g	Embraer Netherlands Finance BV	6.950	01/17/28		219,896
62,000	g	H&E Equipment Services, Inc	3.875	12/15/28		60,295
13,000		Howmet Aerospace, Inc	6.875	05/01/25		15,064
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29		137,135
100,000		L3Harris Technologies, Inc	3.850	06/15/23		106,687
100,000		Lockheed Martin Corp	1.850	06/15/30		97,376
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25		203,687
175,000		Northrop Grumman Corp	3.250	01/15/28		187,730
300,000		Parker-Hannifin Corp	3.250	06/14/29		320,634
100,000		Raytheon Technologies Corp	2.250	07/01/30		98,415
125,000		Roper Technologies, Inc	1.400	09/15/27		120,770
50,000		Roper Technologies, Inc	2.000	06/30/30		47,772
200,000	g	TSMC Global Ltd	1.000	09/28/27		192,193
175,000		United Technologies Corp	4.125	11/16/28		197,073
20,000	g	WESCO Distribution, Inc	7.125	06/15/25		21,870
15,000	g	WESCO Distribution, Inc	7.250	06/15/28		16,746

		TOTAL CAPITAL GOODS				3,111,915

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000	g	ADT Corp	4.875	07/15/32		101,625
15,000	g	ASGN, Inc	4.625	05/15/28		15,475
10,000	g	GFL Environmental, Inc	4.250	06/01/25		10,300
65,000	g	GFL Environmental, Inc	5.125	12/15/26		68,494
31,000	g	GFL Environmental, Inc	3.500	09/01/28		30,070
100,000		IHS Markit Ltd	4.125	08/01/23		107,161
100,000		IHS Markit Ltd	4.250	05/01/29		112,643
8,000	g,h	NESCO Holdings II, Inc	5.500	04/15/29		8,206
50,000	g	Prime Security Services Borrower LLC	5.750	04/15/26		54,103

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

$ 26,000	g	Prime Security Services Borrower LLC	3.375%	08/31/27		$25,220
70,000	g	Prime Security Services Borrower LLC	6.250	01/15/28		72,869
23,000	g	Stericycle, Inc	3.875	01/15/29		22,713
100,000		Verisk Analytics, Inc	3.625	05/15/50		98,303
100,000		Waste Management, Inc	2.500	11/15/50		86,369

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				813,551

CONSUMER DURABLES & APPAREL - 0.0%
14,000	g	Mattel, Inc	3.375	04/01/26		14,454
8,000		Newell Brands, Inc	4.875	06/01/25		8,830

		TOTAL CONSUMER DURABLES & APPAREL				23,284

CONSUMER SERVICES - 0.5%
500,000		Anheuser-Busch Cos LLC	3.650	02/01/26		549,745
37,000	g	Cedar Fair LP	5.500	05/01/25		38,944
200,000	g	ENA Master Trust	4.000	05/19/48		203,000
6,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25		6,324
6,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28		6,458
74,000	g	Hilton Domestic Operating Co, Inc	3.625	02/15/32		71,824
20,000	g	International Game Technology plc	4.125	04/15/26		20,552
60,000	g	International Game Technology plc	6.250	01/15/27		66,477
2,000	g	Yum! Brands, Inc	7.750	04/01/25		2,187

		TOTAL CONSUMER SERVICES				965,511

DIVERSIFIED FINANCIALS - 3.9%
150,000		AerCap Ireland Capital DAC	1.750	01/30/26		145,690
150,000		AerCap Ireland Capital DAC	3.650	07/21/27		157,399
25,000		Bank of New York Mellon Corp	4.700	N/A	‡	27,086
200,000	g	BBVA Bancomer S.A.	1.875	09/18/25		200,250
25,000		Berkshire Hathaway, Inc	3.125	03/15/26		27,217
75,000	g	BPCE S.A.	4.625	07/11/24		82,730
360,000		Capital One Bank USA NA	3.375	02/15/23		378,141
200,000		Charles Schwab Corp	4.000	N/A	‡	202,960
30,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29		31,453
200,000	g	Credit Suisse Group AG.	2.997	12/14/23		206,760
125,000	g	Credit Suisse Group AG.	1.305	02/02/27		120,992
200,000	g	Credit Suisse Group AG.	4.194	04/01/31		217,565
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23		212,216
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25		161,624
150,000		Ford Motor Credit Co LLC	3.096	05/04/23		152,437
200,000		GE Capital International Funding Co	3.373	11/15/25		216,859
425,000		GE Capital International Funding Co	4.418	11/15/35		486,523
900,000		General Motors Financial Co, Inc	3.450	01/14/22		918,066
350,000		General Motors Financial Co, Inc	2.750	06/20/25		365,366
100,000		General Motors Financial Co, Inc	5.650	01/17/29		118,626
150,000		General Motors Financial Co, Inc	3.600	06/21/30		158,224
300,000		Goldman Sachs Group, Inc	3.500	01/23/25		323,745
150,000		Goldman Sachs Group, Inc	1.431	03/09/27		148,657
325,000		Goldman Sachs Group, Inc	3.691	06/05/28		355,603
100,000		Goldman Sachs Group, Inc	4.017	10/31/38		110,891
125,000		Goldman Sachs Group, Inc	4.800	07/08/44		153,559
50,000		Icahn Enterprises LP	5.250	05/15/27		51,625
38,000	g	Icahn Enterprises LP	4.375	02/01/29		37,134
200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30		198,775
100,000		International Lease Finance Corp	5.875	08/15/22		106,934
68,000	g	LPL Holdings, Inc	4.000	03/15/29		68,510
150,000		Morgan Stanley	2.720	07/22/25		158,238
300,000		Morgan Stanley	2.188	04/28/26		309,970
700,000		Morgan Stanley	3.125	07/27/26		753,396
150,000		Morgan Stanley	2.699	01/22/31		152,629
200,000	g	Power Finance Corp Ltd	3.950	04/23/30		204,226

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		SLM Corp	5.500%	01/25/23	$51,875
15,000		Springleaf Finance Corp	5.375	11/15/29	15,956
200,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	226,440
75,000		Synchrony Financial	4.375	03/19/24	81,765
75,000		Synchrony Financial	4.250	08/15/24	81,586
200,000	g	UBS Group AG	2.859	08/15/23	206,187

		TOTAL DIVERSIFIED FINANCIALS			8,385,885

ENERGY - 3.8%
19,000	g	Archrock Partners LP	6.250	04/01/28	19,300
100,000		Calumet Specialty Products Partners LP	7.750	04/15/23	99,261
100,000		Cenovus Energy, Inc	4.250	04/15/27	108,151
12,000	g	Chesapeake Energy Corp	5.500	02/01/26	12,491
150,000		Chevron Corp	1.554	05/11/25	153,061
100,000		Chevron Corp	2.236	05/11/30	99,498
300,000	g	ConocoPhillips	2.400	02/15/31	296,012
150,000		Diamondback Energy, Inc	2.875	12/01/24	158,181
100,000		Diamondback Energy, Inc	3.125	03/24/31	99,835
50,000		Ecopetrol S.A.	5.875	09/18/23	55,225
45,000		Ecopetrol S.A.	6.875	04/29/30	54,783
150,000		Enbridge, Inc	3.125	11/15/29	155,974
150,000		Enbridge, Inc	5.750	07/15/80	160,500
33,000	g	Energean Israel Finance Ltd	4.875	03/30/26	33,195
100,000		Energy Transfer Operating LP	2.900	05/15/25	104,062
50,000		Energy Transfer Operating LP	4.750	01/15/26	55,517
100,000		Energy Transfer Operating LP	5.500	06/01/27	115,323
150,000		Energy Transfer Operating LP	4.950	06/15/28	167,859
150,000		Energy Transfer Operating LP	3.750	05/15/30	154,645
100,000		Energy Transfer Operating LP	6.250	04/15/49	117,381
175,000		Energy Transfer Operating LP	5.000	05/15/50	180,993
6,000	g	EnLink Midstream LLC	5.625	01/15/28	5,802
100,000		Enterprise Products Operating LLC	3.700	02/15/26	109,727
100,000		Enterprise Products Operating LLC	3.125	07/31/29	105,456
100,000		Enterprise Products Operating LLC	4.250	02/15/48	106,218
100,000		Enterprise Products Operating LLC	4.200	01/31/50	106,466
100,000	g	EQM Midstream Partners LP	4.500	01/15/29	97,446
40,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	39,732
44,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	43,406
200,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	190,681
10,000	g	Hilcorp Energy I LP	5.750	02/01/29	10,087
9,000	g	Hilcorp Energy I LP	6.000	02/01/31	9,135
100,000	g	Leviathan Bond Ltd	6.125	06/30/25	108,480
100,000		Magellan Midstream Partners LP	3.250	06/01/30	104,690
75,000		Marathon Petroleum Corp	3.800	04/01/28	81,052
100,000		Marathon Petroleum Corp	5.000	09/15/54	105,840
150,000		MPLX LP	1.750	03/01/26	150,229
300,000		MPLX LP	2.650	08/15/30	293,987
125,000		MPLX LP	4.700	04/15/48	135,237
100,000		Murphy Oil Corp	6.875	08/15/24	102,250
34,000		Murphy Oil Corp	5.875	12/01/27	33,320
33,000		Occidental Petroleum Corp	5.500	12/01/25	34,897
75,000		Occidental Petroleum Corp	4.100	02/15/47	60,095
200,000	g	Oleoducto Central S.A.	4.000	07/14/27	211,302
225,000		ONEOK, Inc	4.550	07/15/28	247,588
225,000		ONEOK, Inc	4.350	03/15/29	245,429
225,000		ONEOK, Inc	3.400	09/01/29	231,508
100,000		ONEOK, Inc	4.500	03/15/50	100,092
67,000	g,h	Parkland Corp	4.500	10/01/29	67,084
200,000	g	Pertamina Persero PT	1.400	02/09/26	194,488
200,000	g	Pertamina Persero PT	3.650	07/30/29	208,893
100,000		Petrobras Global Finance BV	5.600	01/03/31	105,380
100,000		Petroleos Mexicanos	6.500	03/13/27	104,500
100,000		Petroleos Mexicanos	5.950	01/28/31	96,000
200,000	e,g	Petronas Energy Canada Ltd	2.112	03/23/28	197,423
200,000		Phillips 66 Partners LP	3.150	12/15/29	202,872

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 175,000		Sabine Pass Liquefaction LLC	4.200%	03/15/28	$191,989
100,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	112,219
200,000	g	Saudi Arabian Oil Co	2.250	11/24/30	191,529
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	134,430
25,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	26,995
23,000	g	Sunoco LP	4.500	05/15/29	22,914
28,000	g	Superior Plus LP	4.500	03/15/29	28,285
25,000		Targa Resources Partners LP	6.500	07/15/27	27,167
20,000	g	Targa Resources Partners LP	4.000	01/15/32	18,810
150,000		Total Capital International S.A.	3.127	05/29/50	141,213
350,000		TransCanada PipeLines Ltd	4.250	05/15/28	393,416
40,000		USA Compression Partners LP	6.875	04/01/26	41,025
25,000		USA Compression Partners LP	6.875	09/01/27	25,750
25,000		Vale Overseas Ltd	6.875	11/21/36	33,227
250,000		Williams Cos, Inc	2.600	03/15/31	244,357
75,000		Williams Partners LP	3.750	06/15/27	81,756

		TOTAL ENERGY			8,363,121

FOOD & STAPLES RETAILING - 0.6%
100,000		Costco Wholesale Corp	1.600	04/20/30	95,771
59,000		Ingles Markets, Inc	5.750	06/15/23	59,443
100,000		Kroger Co	3.700	08/01/27	111,287
110,000		Kroger Co	3.875	10/15/46	114,899
50,000		Kroger Co	4.450	02/01/47	56,371
450,000		Walmart, Inc	3.700	06/26/28	506,110
100,000		Walmart, Inc	2.375	09/24/29	102,324
125,000		Walmart, Inc	3.950	06/28/38	144,496

		TOTAL FOOD & STAPLES RETAILING			1,190,701

FOOD, BEVERAGE & TOBACCO - 1.2%
14,000		Altria Group, Inc	4.800	02/14/29	16,086
100,000		Altria Group, Inc	3.400	05/06/30	104,624
100,000		Altria Group, Inc	5.950	02/14/49	124,509
380,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	444,048
85,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	95,469
125,000		BAT Capital Corp	2.259	03/25/28	123,069
200,000		BAT Capital Corp	4.906	04/02/30	228,358
125,000		BAT Capital Corp	2.726	03/25/31	120,891
100,000		BAT Capital Corp	4.540	08/15/47	100,689
150,000		BAT Capital Corp	3.984	09/25/50	140,575
100,000		Constellation Brands, Inc	4.400	11/15/25	112,710
100,000		Constellation Brands, Inc	3.700	12/06/26	109,830
100,000		Constellation Brands, Inc	3.150	08/01/29	104,743
100,000		Constellation Brands, Inc	2.875	05/01/30	102,177
100,000		Diageo Capital plc	2.125	10/24/24	104,362
100,000		Diageo Capital plc	2.375	10/24/29	100,677
200,000		Diageo Capital plc	2.000	04/29/30	195,548
150,000	g	Embotelladora Andina S.A.	3.950	01/21/50	158,438
41,000	g	Post Holdings, Inc	4.625	04/15/30	41,102
18,000	g	Triton Water Holdings, Inc	6.250	04/01/29	18,360
100,000		Tyson Foods, Inc	4.350	03/01/29	113,836

		TOTAL FOOD, BEVERAGE & TOBACCO			2,660,101

HEALTH CARE EQUIPMENT & SERVICES - 2.2%
100,000		Abbott Laboratories	5.300	05/27/40	132,358
100,000		Anthem, Inc	3.600	03/15/51	103,511
100,000		Becton Dickinson & Co	2.823	05/20/30	102,516
100,000		Boston Scientific Corp	4.000	03/01/29	111,235
75,000		Centene Corp	4.250	12/15/27	78,891
180,000		Centene Corp	3.000	10/15/30	179,701
200,000		Children’s Hospital Medic	4.268	05/15/44	231,686
100,000		Cigna Corp	2.400	03/15/30	99,153
100,000		Cigna Corp	3.200	03/15/40	99,998
250,000		CVS Health Corp	3.625	04/01/27	274,393

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE		VALUE

$ 225,000		CVS Health Corp		3.750%	04/01/30		$245,444
400,000		CVS Health Corp		1.750	08/21/30		373,360
400,000		CVS Health Corp		4.780	03/25/38		472,074
200,000		CVS Health Corp		5.050	03/25/48		245,528
250,000		Dartmouth-Hitchcock Health		4.178	08/01/48		276,252
60,000	g	DaVita, Inc		4.625	06/01/30		61,132
100,000	g	DaVita, Inc		3.750	02/15/31		95,373
160,000		HCA, Inc		5.625	09/01/28		184,000
100,000		HCA, Inc		5.500	06/15/47		124,379
100,000		Humana, Inc		3.950	03/15/27		111,514
20,000	g	LifePoint Health, Inc		4.375	02/15/27		19,600
25,000	g	Molina Healthcare, Inc		4.375	06/15/28		25,724
67,000		MPT Operating Partnership LP		3.500	03/15/31		65,748
500,000	g	SBA Tower Trust		2.836	01/15/25		524,486
450,000	g	SBA Tower Trust		1.884	01/15/26		455,418
10,000	g	Teleflex, Inc		4.250	06/01/28		10,362
10,000	g	Tenet Healthcare Corp		4.625	06/15/28		10,250
100,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23		105,766
55,000		Zimmer Biomet Holdings, Inc		3.550	04/01/25		59,591

		TOTAL HEALTH CARE EQUIPMENT & SERVICES					4,879,443

INSURANCE - 1.7%
62,000	g	Acrisure LLC		4.250	02/15/29		60,974
100,000		American Financial Group, Inc		3.500	08/15/26		108,382
175,000		Aon plc		3.500	06/14/24		188,020
100,000		Berkshire Hathaway Finance Corp		1.850	03/12/30		97,564
100,000		Berkshire Hathaway Finance Corp		4.250	01/15/49		115,768
150,000		Berkshire Hathaway Finance Corp		2.850	10/15/50		138,254
100,000		CNA Financial Corp		3.950	05/15/24		108,632
175,000		CNA Financial Corp		2.050	08/15/30		166,342
100,000	g	Equitable Financial Life Global Funding		1.400	07/07/25		99,947
100,000	g	Five Corners Funding Trust II		2.850	05/15/30		103,061
500,000		Hartford Financial Services Group, Inc		2.800	08/19/29		518,671
100,000		Hartford Financial Services Group, Inc		4.300	04/15/43		112,452
100,000	g	Liberty Mutual Group, Inc		3.951	10/15/50		103,154
100,000		MetLife, Inc		3.600	11/13/25		109,916
115,000		MetLife, Inc		3.850	N/A	‡	118,737
100,000	g	Metropolitan Life Global Funding I		2.950	04/09/30		104,200
150,000		PartnerRe Finance B LLC		4.500	10/01/50		153,045
175,000		Prudential Financial, Inc		3.700	10/01/50		176,960
100,000	g	Prudential Funding LLC		6.750	09/15/23		113,810
200,000		Reinsurance Group of America, Inc		3.900	05/15/29		219,222
500,000	g,i	Vitality Re IX Ltd	U.S. Treasury Bill 3 M + 1.600%	1.610	01/10/22		495,000
250,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	1.765	01/10/23		248,750

		TOTAL INSURANCE					3,660,861

MATERIALS - 1.9%
200,000	g	Alpek SAB de C.V.		3.250	02/25/31		197,800
200,000	g	Anglo American Capital plc		2.625	09/10/30		195,730
200,000		AngloGold Ashanti Holdings plc		3.750	10/01/30		202,208
14,000	g	Arconic Corp		6.000	05/15/25		15,089
150,000	g	Axalta Coating Systems LLC		3.375	02/15/29		146,280
38,000		Ball Corp		2.875	08/15/30		36,603
100,000		Bemis Co, Inc		2.630	06/19/30		99,742
225,000	g	Berry Global, Inc		1.570	01/15/26		221,450
50,000	g	Berry Global, Inc		5.625	07/15/27		52,813
200,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29		218,160
200,000	g	Cemex SAB de C.V.		5.450	11/19/29		219,100
200,000	g	Corp Nacional del Cobre de Chile		3.150	01/14/30		207,372
40,000	g	Enviva Partners LP		6.500	01/15/26		41,900
200,000	g	First Quantum Minerals Ltd		6.875	10/15/27		214,500
100,000		Freeport-McMoRan, Inc		5.450	03/15/43		120,300
12,000	g	Hudbay Minerals, Inc		4.500	04/01/26		12,472

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		International Paper Co	5.000%	09/15/35	$60,362
50,000		International Paper Co	4.350	08/15/48	57,789
100,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	103,220
100,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	101,403
100,000		Newmont Corp	2.250	10/01/30	97,414
100,000	g	Nova Chemicals Corp	4.875	06/01/24	104,500
100,000		Nutrien Ltd	3.375	03/15/25	107,506
100,000		Nutrien Ltd	2.950	05/13/30	103,483
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	85,700
19,000	g	PolyOne Corp	5.750	05/15/25	20,188
100,000		Praxair, Inc	1.100	08/10/30	90,933
200,000		Sasol Financing USA LLC	4.375	09/18/26	204,030
150,000		Sherwin-Williams Co	2.300	05/15/30	147,731
200,000		Suzano Austria GmbH	3.750	01/15/31	205,754
48,000	g	Tronox, Inc	6.500	05/01/25	51,480
200,000	g	UltraTech Cement Ltd	2.800	02/16/31	187,842
10,000	g	Univar Solutions USA, Inc	5.125	12/01/27	10,406
100,000		WRKCo, Inc	4.900	03/15/29	116,758

		TOTAL MATERIALS			4,058,018

MEDIA & ENTERTAINMENT - 2.3%
100,000		Activision Blizzard, Inc	1.350	09/15/30	90,339
100,000	g	Arches Buyer, Inc	4.250	06/01/28	99,820
200,000	g	Banco Nacional de Panama	2.500	08/11/30	185,600
200,000	g	Cable Onda S.A.	4.500	01/30/30	212,394
100,000	g	CCO Holdings LLC	5.125	05/01/27	105,731
150,000		Charter Communications Operating LLC	3.750	02/15/28	162,432
125,000		Charter Communications Operating LLC	4.200	03/15/28	137,786
50,000		Charter Communications Operating LLC	5.125	07/01/49	56,254
600,000		Charter Communications Operating LLC	4.800	03/01/50	643,629
300,000		Comcast Corp	2.350	01/15/27	313,153
175,000		Comcast Corp	3.300	02/01/27	190,951
150,000		Comcast Corp	4.150	10/15/28	171,665
200,000		Comcast Corp	2.650	02/01/30	204,736
100,000		Comcast Corp	1.500	02/15/31	92,776
300,000		Comcast Corp	3.200	07/15/36	312,858
425,000		Comcast Corp	2.800	01/15/51	389,687
100,000		Comcast Corp	2.450	08/15/52	85,505
100,000		Discovery Communications LLC	3.625	05/15/30	107,013
100,000		Discovery Communications LLC	5.200	09/20/47	118,557
50,000		DISH DBS Corp	5.000	03/15/23	52,162
100,000	g	Gray Escrow, Inc	7.000	05/15/27	108,750
35,000		Grupo Televisa SAB	6.625	01/15/40	44,975
15,000	g	Lamar Media Corp	3.625	01/15/31	14,491
18,000	g	Nielsen Finance LLC	5.000	04/15/22	18,004
10,000	g	Outfront Media Capital LLC	4.250	01/15/29	9,627
50,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	48,058
50,000	g	Sirius XM Radio, Inc	4.125	07/01/30	50,057
50,000	g	TEGNA, Inc	4.750	03/15/26	53,063
25,000		TEGNA, Inc	4.625	03/15/28	25,438
75,000		Time Warner Cable LLC	5.875	11/15/40	93,138
100,000		ViacomCBS, Inc	3.375	02/15/28	106,269
50,000		ViacomCBS, Inc	5.850	09/01/43	63,860
250,000		Walt Disney Co	3.000	09/15/22	259,565
100,000		Walt Disney Co	2.000	09/01/29	98,761
250,000		Walt Disney Co	2.650	01/13/31	255,184

		TOTAL MEDIA & ENTERTAINMENT			4,982,288

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
100,000		AbbVie, Inc	2.850	05/14/23	104,308
300,000		AbbVie, Inc	2.950	11/21/26	319,404
350,000		AbbVie, Inc	3.200	11/21/29	372,320
225,000		AbbVie, Inc	4.050	11/21/39	251,911
125,000		AbbVie, Inc	4.400	11/06/42	145,287
50,000		AbbVie, Inc	4.450	05/14/46	57,608

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		AbbVie, Inc	4.250%	11/21/49	$113,154
100,000		AstraZeneca plc	3.125	06/12/27	107,617
30,000	g	Avantor Funding, Inc	4.625	07/15/28	31,331
36,000		Bristol-Myers Squibb Co	3.875	08/15/25	40,032
50,000		Bristol-Myers Squibb Co	3.400	07/26/29	54,641
400,000		Bristol-Myers Squibb Co	1.450	11/13/30	373,708
50,000		Bristol-Myers Squibb Co	4.250	10/26/49	58,894
100,000		Bristol-Myers Squibb Co	2.550	11/13/50	88,871
23,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	23,201
100,000		Gilead Sciences, Inc	1.200	10/01/27	95,874
150,000		Gilead Sciences, Inc	2.800	10/01/50	133,318
5,000	g	Jaguar Holding Co II	4.625	06/15/25	5,217
5,000	g	Jaguar Holding Co II	5.000	06/15/28	5,207
50,000		Johnson & Johnson	2.900	01/15/28	54,063
100,000		Johnson & Johnson	3.400	01/15/38	109,670
100,000	g	Royalty Pharma plc	2.200	09/02/30	95,429
175,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	168,663
100,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	96,717
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	143,438
100,000	g	Viatris, Inc	2.700	06/22/30	98,748
100,000	g	Viatris, Inc	3.850	06/22/40	102,336

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,250,967

REAL ESTATE - 2.5%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	111,465
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	111,148
100,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	118,127
100,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	90,920
100,000		American Tower Corp	3.000	06/15/23	105,228
100,000		American Tower Corp	2.950	01/15/25	106,335
50,000		American Tower Corp	3.375	10/15/26	54,072
150,000		American Tower Corp	3.800	08/15/29	163,313
250,000		American Tower Corp	2.900	01/15/30	254,138
175,000		American Tower Corp	1.875	10/15/30	163,715
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	161,860
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	216,390
100,000		Brixmor Operating Partnership LP	2.250	04/01/28	98,121
100,000		Corporate Office Properties LP	2.750	04/15/31	96,698
50,000		Crown Castle International Corp	3.800	02/15/28	54,469
300,000		Crown Castle International Corp	2.250	01/15/31	288,344
50,000		Digital Realty Trust LP	3.700	08/15/27	55,120
100,000		Equinix, Inc	2.150	07/15/30	95,074
75,000		Essex Portfolio LP	3.375	01/15/23	78,033
100,000		Essex Portfolio LP	3.000	01/15/30	102,453
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	189,799
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	97,350
100,000		Healthcare Realty Trust, Inc	2.050	03/15/31	93,779
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	136,549
100,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	103,196
100,000		Highwoods Realty LP	3.875	03/01/27	108,231
125,000		Highwoods Realty LP	2.600	02/01/31	122,094
24,000	g	Howard Hughes Corp	4.125	02/01/29	23,465
26,000	g	Howard Hughes Corp	4.375	02/01/31	25,464
50,000		iStar, Inc	4.750	10/01/24	52,020
28,000		Kennedy-Wilson, Inc	4.750	03/01/29	28,350
29,000		Kennedy-Wilson, Inc	5.000	03/01/31	29,370
100,000		Life Storage LP	2.200	10/15/30	94,461
13,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	13,711
100,000		Mid-America Apartments LP	4.300	10/15/23	108,062
125,000		Mid-America Apartments LP	3.750	06/15/24	135,239
100,000		Mid-America Apartments LP	3.600	06/01/27	108,806
200,000		Mid-America Apartments LP	2.750	03/15/30	201,915
100,000		Mid-America Apartments LP	1.700	02/15/31	91,868

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Regency Centers LP	3.900%	11/01/25	$163,883
200,000		Regency Centers LP	3.600	02/01/27	216,479
100,000		Regency Centers LP	2.950	09/15/29	101,717
100,000		Retail Properties of America, Inc	4.750	09/15/30	105,842
80,000	g	SBA Communications Corp	3.125	02/01/29	76,892
87,000		SITE Centers Corp	3.625	02/01/25	90,850
50,000	g	VICI Properties LP	3.500	02/15/25	50,906
50,000		Weingarten Realty Investors	3.375	10/15/22	51,675
100,000		Weingarten Realty Investors	4.450	01/15/24	108,223
100,000		Weingarten Realty Investors	3.850	06/01/25	107,477
100,000		Weingarten Realty Investors	3.250	08/15/26	104,767

		TOTAL REAL ESTATE			5,467,463

RETAILING - 0.6%
50,000		AutoNation, Inc	3.800	11/15/27	54,542
100,000		AutoZone, Inc	1.650	01/15/31	91,544
25,000		Chevron USA, Inc	3.850	01/15/28	27,857
100,000		Chevron USA, Inc	5.050	11/15/44	126,848
7,000	g	L Brands, Inc	9.375	07/01/25	8,715
45,000	g	Lithia Motors, Inc	4.625	12/15/27	46,744
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	136,641
100,000		O’Reilly Automotive, Inc	4.200	04/01/30	112,421
150,000		O’Reilly Automotive, Inc	1.750	03/15/31	138,587
200,000	g	Prosus NV	3.680	01/21/30	206,427
50,000	g	Staples, Inc	7.500	04/15/26	52,737
200,000		Target Corp	2.350	02/15/30	202,768

		TOTAL RETAILING			1,205,831

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
350,000		Broadcom, Inc	4.150	11/15/30	377,776
39,000	g	Broadcom, Inc	3.469	04/15/34	39,133
100,000	g	Broadcom, Inc	3.500	02/15/41	95,774
100,000		Lam Research Corp	4.000	03/15/29	113,244
100,000	g	NXP BV	3.875	06/18/26	110,068
100,000	g	NXP BV	3.400	05/01/30	105,595
25,000		Texas Instruments, Inc	4.150	05/15/48	29,743

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			871,333

SOFTWARE & SERVICES - 0.8%
150,000		Adobe, Inc	2.300	02/01/30	151,696
15,000	g	Black Knight InfoServ LLC	3.625	09/01/28	14,739
13,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	13,068
10,000	g	Camelot Finance S.A.	4.500	11/01/26	10,339
100,000		Fidelity National Information Services, Inc	2.250	03/01/31	98,252
250,000		Fiserv, Inc	2.750	07/01/24	264,179
250,000		Fiserv, Inc	3.500	07/01/29	269,650
100,000		Global Payments, Inc	2.650	02/15/25	105,068
175,000		Global Payments, Inc	3.200	08/15/29	184,312
200,000	g	HCL America, Inc	1.375	03/10/26	196,399
37,000		Microsoft Corp	2.525	06/01/50	33,691
173,000		Microsoft Corp	2.921	03/17/52	170,414
15,000	g	Open Text Holdings, Inc	4.125	02/15/30	15,206
15,000	g	Presidio Holdings, Inc	4.875	02/01/27	15,375
100,000		salesforce.com, Inc	3.700	04/11/28	111,691
50,000		Twilio, Inc	3.625	03/15/29	50,616
100,000		Visa, Inc	2.700	04/15/40	97,933

		TOTAL SOFTWARE & SERVICES			1,802,628

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
200,000		Amphenol Corp	2.800	02/15/30	205,052
175,000		Apple, Inc	2.450	08/04/26	184,361
575,000		Apple, Inc	2.050	09/11/26	595,292
100,000		Apple, Inc	2.650	02/08/51	91,378

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

$ 36,000		Broadcom Corp	3.875%	01/15/27		$39,093
100,000	g	Dell International LLC	5.300	10/01/29		116,976
50,000	g	Sensata Technologies BV	4.000	04/15/29		50,901

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,283,053

TELECOMMUNICATION SERVICES - 2.6%
225,000		AT&T, Inc	4.300	02/15/30		253,299
200,000		AT&T, Inc	2.250	02/01/32		190,228
564,000	g	AT&T, Inc	2.550	12/01/33		535,456
150,000		AT&T, Inc	4.500	05/15/35		169,180
300,000		AT&T, Inc	3.300	02/01/52		270,194
405,000	g	AT&T, Inc	3.550	09/15/55		370,618
76,000	g	AT&T, Inc	3.800	12/01/57		72,305
11,000	g	AT&T, Inc	3.650	09/15/59		10,055
100,000	g	Avaya, Inc	6.125	09/15/28		106,156
250,000	g	Bharti Airtel Ltd	3.250	06/03/31		244,081
200,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26		211,750
25,000	g	CommScope, Inc	6.000	03/01/26		26,342
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30		74,156
200,000	g	Millicom International Cellular S.A.	4.500	04/27/31		208,000
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26		223,581
200,000	g	Network i2i Ltd	3.975	N/A	‡	200,500
50,000		Orange S.A.	5.375	01/13/42		64,755
100,000		Rogers Communications, Inc	3.700	11/15/49		99,293
100,000		Telefonica Emisiones SAU	4.103	03/08/27		111,814
20,000		T-Mobile USA, Inc	2.250	02/15/26		20,144
30,000		T-Mobile USA, Inc	2.625	02/15/29		29,131
225,000	g	T-Mobile USA, Inc	3.875	04/15/30		244,206
350,000	g	T-Mobile USA, Inc	2.550	02/15/31		342,892
20,000		T-Mobile USA, Inc	2.875	02/15/31		19,330
100,000	g	T-Mobile USA, Inc	3.000	02/15/41		92,815
100,000	g	T-Mobile USA, Inc	4.500	04/15/50		112,289
125,000	g	T-Mobile USA, Inc	3.300	02/15/51		116,821
100,000		Verizon Communications, Inc	3.150	03/22/30		105,473
50,000	g	Verizon Communications, Inc	1.680	10/30/30		46,387
25,000		Verizon Communications, Inc	1.750	01/20/31		23,281
258,000		Verizon Communications, Inc	4.272	01/15/36		291,613
550,000		Verizon Communications, Inc	3.400	03/22/41		558,352
150,000		Vodafone Group plc	4.250	09/17/50		164,752

		TOTAL TELECOMMUNICATION SERVICES				5,609,249

TRANSPORTATION - 0.6%
34,000	g	American Airlines, Inc	5.500	04/20/26		35,384
100,000		Burlington Northern Santa Fe LLC	3.050	02/15/51		96,722
275,000		Canadian Pacific Railway Co	2.050	03/05/30		265,672
100,000		CSX Corp	3.800	03/01/28		110,984
100,000		CSX Corp	4.250	03/15/29		113,572
200,000		Delta Air Lines, Inc	2.900	10/28/24		199,982
44,000	g	Delta Air Lines, Inc	7.000	05/01/25		50,686
100,000		Delta Air Lines, Inc	3.750	10/28/29		97,503
5,000	g	Hawaiian Brand Intellectual Property Ltd	5.750	01/20/26		5,313
100,000		Union Pacific Corp	3.950	09/10/28		112,041
125,000		Union Pacific Corp	3.839	03/20/60		132,850

		TOTAL TRANSPORTATION				1,220,709

UTILITIES - 2.9%
193,000	g	Adani Transmission Ltd	4.250	05/21/36		198,958
100,000		AEP Transmission Co LLC	3.100	12/01/26		108,075
100,000		AEP Transmission Co LLC	4.000	12/01/46		109,762
100,000		American Water Capital Corp	3.000	12/01/26		107,184
250,000		American Water Capital Corp	2.800	05/01/30		257,110
100,000		American Water Capital Corp	4.000	12/01/46		108,909

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

$ 50,000		American Water Capital Corp	3.750%	09/01/47		$53,324
100,000		American Water Capital Corp	3.450	05/01/50		101,113
200,000		Atmos Energy Corp	1.500	01/15/31		182,691
125,000		Baltimore Gas & Electric Co	3.750	08/15/47		133,704
100,000		Baltimore Gas & Electric Co	3.200	09/15/49		97,101
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28		53,901
200,000		Black Hills Corp	4.250	11/30/23		216,934
100,000		Black Hills Corp	3.150	01/15/27		106,712
250,000	h	Dominion Energy, Inc	3.300	04/15/41		246,096
175,000		DTE Electric Co	2.250	03/01/30		174,530
50,000		Duke Energy Progress LLC	2.500	08/15/50		42,609
100,000		Edison International	5.375	N/A	‡	101,380
200,000	g	ENN Energy Holdings Ltd	2.625	09/17/30		192,111
100,000		Eversource Energy	0.800	08/15/25		97,476
175,000		Exelon Generation Co LLC	3.400	03/15/22		179,396
100,000		Florida Power & Light Co	3.990	03/01/49		115,014
100,000		Indiana Michigan Power Co	3.750	07/01/47		104,515
150,000		MidAmerican Energy Co	3.650	04/15/29		166,391
125,000		MidAmerican Energy Co	3.650	08/01/48		132,186
200,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30		195,681
100,000		NiSource, Inc	3.600	05/01/30		108,386
350,000		NiSource, Inc	1.700	02/15/31		324,177
125,000	g	NRG Energy, Inc	2.450	12/02/27		124,246
50,000		NRG Energy, Inc	5.750	01/15/28		53,125
100,000		NSTAR Electric Co	3.950	04/01/30		112,371
125,000		Ohio Power Co	4.150	04/01/48		140,032
125,000		Ohio Power Co	4.000	06/01/49		139,581
100,000		ONE Gas, Inc	3.610	02/01/24		106,606
12,000	g	Pattern Energy Operations LP	4.500	08/15/28		12,195
100,000		PECO Energy Co	3.000	09/15/49		95,727
200,000		PECO Energy Co	2.800	06/15/50		186,270
200,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29		209,644
225,000		Public Service Co of Colorado	1.875	06/15/31		215,234
125,000		Public Service Co of Colorado	3.200	03/01/50		125,263
200,000	g	Saka Energi Indonesia PT	4.450	05/05/24		176,500
300,000		Southern Co	4.000	01/15/51		316,575
55,000	e	Virginia Electric & Power Co	2.950	01/15/22		55,738
75,000		Virginia Electric & Power Co	2.950	11/15/26		80,397
50,000		Virginia Electric & Power Co	3.500	03/15/27		54,813

		TOTAL UTILITIES				6,219,743

		TOTAL CORPORATE BONDS				90,569,817

		(Cost $87,850,793)

GOVERNMENT BONDS - 34.5%

FOREIGN GOVERNMENT BONDS - 3.5%
325,000	g	Airport Authority	1.625	02/04/31		303,063
1,685		Argentina Republic Government International Bond	1.000	07/09/29		604
48,500		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30		16,226
200,000	g	Bahrain Government International Bond	5.450	09/16/32		192,464
EUR 100,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33		120,581
200,000	g	Bermuda Government International Bond	3.717	01/25/27		217,000
250,000	g	Bermuda Government International Bond	4.750	02/15/29		289,100
200,000	g	Bermuda Government International Bond	2.375	08/20/30		195,500
200,000	g	BNG Bank NV	2.625	02/27/24		212,382
200,000		Brazilian Government International Bond	3.875	06/12/30		194,022
200,000		Colombia Government International Bond	5.000	06/15/45		213,082
200,000		Colombia Government International Bond	3.875	02/15/61		179,250
200,000	g	Costa Rica Government International Bond	5.625	04/30/43		174,000

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000	g	Dominican Republic Government International Bond		4.875%	09/23/32	$204,000
13,286	g	Ecuador Government International Bond		0.000	07/31/30	5,315
42,525	g	Ecuador Government International Bond (Step Bond)		0.500	07/31/30	24,771
111,442	g	Ecuador Government International Bond (Step Bond)		0.500	07/31/35	50,706
51,075	g	Ecuador Government International Bond (Step Bond)		0.500	07/31/40	22,090
200,000	g	Egypt Government International Bond		5.875	02/16/31	186,895
100,000		European Investment Bank		4.875	02/15/36	133,446
200,000	e,g	Export-Import Bank of India		2.250	01/13/31	182,003
250,000	g	Guatemala Government International Bond		4.500	05/03/26	269,150
218,750	g	Iraq Government International Bond		5.800	01/15/28	206,618
200,000		Japan Bank for International Cooperation		2.375	04/20/26	211,302
100,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	106,811
300,000	g	Jordan Government International Bond		4.950	07/07/25	307,828
200,000	g	Korea Electric Power Corp		1.125	06/15/25	198,577
250,000		Mexico Government International Bond		4.150	03/28/27	277,203
225,000		Mexico Government International Bond		3.250	04/16/30	226,888
32,000		Mexico Government International Bond		6.050	01/11/40	38,409
160,000		Panama Notas del Tesoro		3.750	04/17/26	171,584
150,000	†,g	Provincia de Buenos Aires		7.875	06/15/27	57,188
200,000	g	Provincia de Mendoza Argentina (Step Bond)		2.750	03/19/29	115,000
200,000	g	Qatar Government International Bond		3.750	04/16/30	223,139
200,000	g	Republic of Uzbekistan Bond		3.700	11/25/30	193,763
300,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	315,739
500,000	g	Saudi Government International Bond		3.750	01/21/55	489,550
200,000	g	Serbia International Bond		2.125	12/01/30	183,959
200,000		State of Israel		3.375	01/15/50	202,096
EUR 375,000	g	Ukraine Government International Bond		4.375	01/27/30	402,449
200,000	†,g	Zambia Government International Bond		8.500	04/14/24	114,034

		TOTAL FOREIGN GOVERNMENT BONDS				7,427,787

MORTGAGE BACKED - 23.1%
88,955		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	91,802
115,713		FHLMC		3.500	03/15/44	121,437
100,711	i	FHLMC	LIBOR 1 M + 5.920%	5.814	03/15/44	18,620
396,871		FHLMC		4.000	10/01/47	435,954
32,354		FHLMC		4.000	06/01/48	35,503
161,533	i	FHLMC	LIBOR 1 M + 9.920%	9.750	06/15/48	183,110
18,755		FHLMC		4.000	07/01/48	20,492
222,497	i	FHLMC	LIBOR 1 M + 9.840%	9.670	10/15/48	265,403
1,541,421		FHLMC		3.000	11/01/49	1,629,528
287,020		FHLMC		2.000	09/25/50	34,791
441,492		FHLMC		2.500	11/25/50	74,272
546,649		FHLMC		2.500	02/25/51	89,371
24,627		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	28,646
7,853		FGLMC		5.000	07/01/39	9,141
193,591		FGLMC		3.500	04/01/45	210,216
590,817		FGLMC		3.500	08/01/45	643,111
759,988		FGLMC		3.500	10/01/45	824,620
237,814		FGLMC		4.000	12/01/45	263,736
267,910		FGLMC		3.500	08/01/46	289,793
822,084		FGLMC		3.000	02/01/47	869,557
16,279		FGLMC		4.500	06/01/47	18,278
431,515		FGLMC		4.000	09/01/47	475,767
146,619		FGLMC		3.500	12/01/47	158,369
481,288		FGLMC		3.500	03/01/48	519,306
136,204		FGLMC		4.000	03/01/48	149,579
107,180		FGLMC		4.000	07/01/48	117,150
149,534		FGLMC		4.500	08/01/48	166,550
1,233		Federal National Mortgage Association (FNMA)		6.000	08/01/21	1,237
133,698		FNMA		3.500	06/01/32	144,313
239,647		FNMA		3.000	10/01/32	253,143

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 112,208		FNMA		5.000%	05/01/35	$130,243
6,773		FNMA		7.500	07/01/35	6,799
126,378		FNMA		5.000	02/01/36	147,014
3,000,000	h	FNMA		2.000	04/25/36	3,078,817
1,000,000	h	FNMA		2.500	05/25/36	1,039,961
168,983		FNMA		3.000	10/01/39	175,965
116,997		FNMA		3.000	05/01/40	122,562
237,673		FNMA		5.000	09/01/40	274,568
110,235		FNMA		4.000	09/01/42	120,841
129,546	i	FNMA	LIBOR 1 M + 5.950%	5.841	09/25/43	30,421
54,716		FNMA		4.000	01/01/44	60,566
50,012		FNMA		4.500	03/01/44	57,142
244,836		FNMA		4.500	10/01/44	274,916
479,312		FNMA		4.500	11/01/44	537,954
112,413		FNMA		5.000	11/01/44	129,701
41,983		FNMA		4.000	01/01/45	46,270
314,289		FNMA		3.000	02/25/45	327,775
43,178		FNMA		3.000	02/25/45	44,504
144,736		FNMA		4.000	06/01/45	159,942
123,392		FNMA		4.000	12/01/45	136,440
643,181		FNMA		3.000	12/25/45	667,174
475,799		FNMA		3.500	01/01/46	514,201
316,846		FNMA		4.000	01/01/46	349,425
17,867		FNMA		4.000	03/01/46	19,657
182,887		FNMA		3.500	07/01/46	197,834
478,897		FNMA		3.500	07/01/46	520,134
120,660		FNMA		3.000	10/01/46	123,733
383,464		FNMA		3.000	11/01/46	405,124
78,158		FNMA		3.000	04/25/47	83,093
29,512		FNMA		3.500	08/01/47	31,587
267,151		FNMA		3.500	09/01/47	285,940
14,543		FNMA		3.000	11/01/47	14,900
26,982		FNMA		3.000	11/01/47	27,671
222,161		FNMA		3.500	11/01/47	240,734
391,713		FNMA		4.000	12/01/47	430,290
47,293		FNMA		4.000	12/01/47	51,032
294,196		FNMA		3.500	01/01/48	317,302
81,425		FNMA		3.500	01/01/48	87,852
138,897		FNMA		4.500	01/01/48	154,481
132,678		FNMA		4.500	02/01/48	147,719
729,839		FNMA		3.000	02/25/48	771,232
215,846		FNMA		3.500	03/01/48	228,915
116,960		FNMA		4.000	03/01/48	128,399
571,387		FNMA		4.500	03/01/48	636,162
667,358		FNMA		3.500	04/01/48	707,507
41,069		FNMA		4.000	04/01/48	44,169
111,679		FNMA		4.500	05/01/48	124,340
82,027		FNMA		4.500	05/01/48	91,327
160,495		FNMA		5.000	08/01/48	181,800
126,140		FNMA		3.000	11/01/48	131,594
2,510,000	h	FNMA		3.000	04/25/49	2,614,420
87,281		FNMA		3.000	08/01/49	92,596
207,633		FNMA		3.000	01/25/50	216,574
5,450,000	h	FNMA		2.500	05/25/50	5,580,928
357,574		FNMA		3.000	07/01/50	380,434
218,578		FNMA		2.000	08/25/50	27,061
121,788		FNMA		3.000	02/25/51	19,460
1,455,000	h	FNMA		2.000	04/25/51	1,452,272
2,470,000	h	FNMA		2.500	04/25/51	2,534,645
3,950,000	h	FNMA		2.000	05/25/51	3,935,342
4,170		Government National Mortgage Association (GNMA)		5.000	03/15/34	4,705
33,761		GNMA		5.000	06/15/34	38,113
3,068		GNMA		5.000	04/15/38	3,497
3,687		GNMA		4.500	04/15/40	4,093
193,270		GNMA		4.000	06/20/46	25,408
217,387		GNMA		3.500	01/20/49	236,767
1,440,965		GNMA		3.000	08/20/50	1,502,007
965,000	h	GNMA		2.000	04/20/51	974,348
4,800,000	h	GNMA		2.500	04/20/51	4,952,625

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,250,000	h	GNMA	3.000%	04/20/51	$1,302,197
1,000,000	h	GNMA	2.000	05/20/51	1,008,047

		TOTAL MORTGAGE BACKED			49,666,063

MUNICIPAL BONDS - 2.1%
200,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	214,583
200,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	220,112
300,000		City of New York NY	3.430	12/01/24	329,042
150,000		Commonwealth Financing Authority	3.864	06/01/38	167,514
500,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	535,253
350,000		Michigan Finance Authority	2.988	09/01/49	373,251
170,000		New York State Dormitory Authority	4.294	07/01/44	186,549
1,400,000		State of Illinois	5.100	06/01/33	1,576,208
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	321,231
500,000		University of California	3.063	07/01/25	543,847

		TOTAL MUNICIPAL BONDS			4,467,590

U.S. TREASURY SECURITIES - 5.8%
800,000		United States Treasury Bond	3.125	11/15/41	911,094
1,535,700		United States Treasury Bond	3.000	11/15/45	1,714,225
1,615,000		United States Treasury Bond	2.875	11/15/46	1,764,514
765,000		United States Treasury Bond	3.000	05/15/47	856,262
176,000		United States Treasury Bond	3.375	11/15/48	211,372
1,037,020	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	1,124,059
205,000		United States Treasury Note	0.125	01/31/23	204,904
3,310,000		United States Treasury Note	0.250	03/15/24	3,301,208
1,715,000		United States Treasury Note	0.750	03/31/26	1,700,128
540,000		United States Treasury Note	0.500	10/31/27	511,460
185,000	e	United States Treasury Note	1.125	02/15/31	174,796
35,000		United States Treasury Note	1.625	11/15/50	29,165

		TOTAL U.S. TREASURY SECURITIES			12,503,187

		TOTAL GOVERNMENT BONDS			74,064,627

		(Cost $72,654,540)

STRUCTURED ASSETS - 17.3%

ASSET BACKED - 9.2%
250,000	g	Affirm Asset Securitization Trust	1.660	08/15/25	251,078
		Series - 2021 A (Class C)
250,000		AmeriCredit Automobile Receivables Trust	2.130	03/18/26	257,390
		Series - 2020 2 (Class D)
250,000		AmeriCredit Automobile Receivables Trust	1.490	09/18/26	251,131
		Series - 2020 3 (Class D)
250,000		AmeriCredit Automobile Receivables Trust	1.210	12/18/26	248,651
		Series - 2021 1 (Class D)
99,904	g	AMSR Trust	1.819	04/17/37	101,092
		Series - 2020 SFR1 (Class A)
100,000	g	AMSR Trust	3.148	01/19/39	103,862
		Series - 2019 SFR1 (Class C)
100,000	g	AMSR Trust	3.247	01/19/39	103,465
		Series - 2019 SFR1 (Class D)
21,141	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	20,664
		Series - 2004 HE5 (Class M1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.450	03/20/23	511,142
		Series - 2019 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.700	03/20/23	203,976
		Series - 2019 1A (Class B)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	260,250
		Series - 2017 2A (Class A)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 262,495	g	BRE Grand Islander Timeshare Issuer LLC	3.280%	09/26/33	$274,795
		Series - 2019 A (Class A)
229,847	g	Capital Automotive REIT	3.660	10/15/44	230,162
		Series - 2014 1A (Class A)
206,330	g	Capital Automotive REIT	3.870	04/15/47	206,674
		Series - 2017 1A (Class A1)
250,000		Carmax Auto Owner Trust	1.280	07/15/27	247,053
		Series - 2021 1 (Class D)
99,750	g	Cars Net Lease Mortgage Notes Series	2.010	12/15/50	98,019
		Series - 2020 1A (Class A1)
99,875	g	Cars Net Lease Mortgage Notes Series	3.100	12/15/50	101,435
		Series - 2020 1A (Class A3)
100,000	g	Cars Net Lease Mortgage Notes Series	4.690	12/15/50	107,221
		Series - 2020 1A (Class B1)
500,000	g,i	Cayuga Park CLO, Ltd.	1.823	07/17/31	500,790
		Series - 2020 1A (Class A)
144,702	†,g,i	CBRE Realty Finance	0.520	04/07/52	362
		Series - 2007 1A (Class A2)
5,817		Centex Home Equity	5.540	01/25/32	6,005
		Series - 2002 A (Class AF6)
477,189	g	CF Hippolyta LLC	1.690	07/15/60	480,757
		Series - 2020 1 (Class A1)
236,999	g	CF Hippolyta LLC	1.990	07/15/60	234,957
		Series - 2020 1 (Class A2)
95,438	g	CF Hippolyta LLC	2.280	07/15/60	97,031
		Series - 2020 1 (Class B1)
250,000	g	CF Hippolyta LLC	1.530	03/15/61	249,087
		Series - 2021 1A (Class A1)
250,000	g	CF Hippolyta LLC	1.980	03/15/61	249,249
		Series - 2021 1A (Class B1)
250,000	g,i	CIFC Funding Ltd	1.874	08/24/32	250,827
		Series - 2020 2A (Class A1)
123,125	g	DB Master Finance LLC	4.352	05/20/49	132,968
		Series - 2019 1A (Class A23)
102,302	g	Diamond Resorts Owner Trust	3.700	01/21/31	106,822
		Series - 2018 1 (Class A)
137,157	g	Diamond Resorts Owner Trust	2.890	02/20/32	141,546
		Series - 2019 1A (Class A)
335,124	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	353,885
		Series - 2015 1A (Class A2II)
242,500	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	242,886
		Series - 2017 1A (Class A2II)
219,938	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	231,108
		Series - 2018 1A (Class A2I)
155,600	g	Driven Brands Funding LLC	4.739	04/20/48	165,213
		Series - 2018 1A (Class A2)
500,000	g	DT Auto Owner Trust	1.160	11/16/26	497,920
		Series - 2021 1A (Class D)
83,769	g,i	Ellington Loan Acquisition Trust	1.209	05/25/37	83,899
		Series - 2007 2 (Class A2C)
247,949	g	FNA VI LLC	1.350	01/10/32	247,568
		Series - 2021 1A (Class A)
121,368	g	HERO Funding Trust	3.190	09/20/48	126,861
		Series - 2017 3A (Class A1)
121,368	g	HERO Funding Trust	3.950	09/20/48	128,739
		Series - 2017 3A (Class A2)
78,679	g	Hertz Vehicle Financing II LP	3.290	02/25/24	78,895
		Series - 2018 1A (Class A)
39,451	g	Hertz Vehicle Financing II LP	3.420	05/25/25	39,554
		Series - 2019 2A (Class A)
233,017	g	Hilton Grand Vacations Trust	2.960	12/26/28	237,323
		Series - 2017 AA (Class B)
163,303	g	Hilton Grand Vacations Trust	2.340	07/25/33	168,340
		Series - 2019 AA (Class A)
7,522	i	Home Equity Asset Trust	3.986	06/25/33	7,599
		Series - 2003 1 (Class M1)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 464,685	g	Horizon Aircraft Finance II Ltd	3.721%	07/15/39	$464,199
		Series - 2019 1 (Class A)
238,370	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	235,336
		Series - 2019 2 (Class A)
100,000	g,i	Invitation Homes Trust	1.358	01/17/38	100,472
		Series - 2018 SFR4 (Class B)
100,000	g,i	Invitation Homes Trust	1.758	01/17/38	100,575
		Series - 2018 SFR4 (Class D)
73,976	i	JP Morgan Mortgage Acquisition Trust	0.429	03/25/37	73,262
		Series - 2007 CH3 (Class A1B)
97,347	i	JP Morgan Mortgage Acquisition Trust	0.269	06/25/37	95,762
		Series - 2007 CH5 (Class A1)
250,000	g,i	La Vie Re Ltd	2.981	10/06/23	250,000
79,887	g	Laurel Road Prime Student Loan Trust	0.720	11/25/50	79,927
		Series - 2020 A (Class A1FX)
250,000	g,i	Madison Park Funding X Ltd	1.800	01/20/29	250,005
		Series - 2012 10A (Class BR3)
270,877	g	MVW Owner Trust	2.420	12/20/34	276,785
		Series - 2017 1A (Class A)
186,804	g	MVW Owner Trust	3.450	01/21/36	193,695
		Series - 2018 1A (Class A)
158,392	g	MVW Owner Trust	3.000	11/20/36	161,109
		Series - 2019 1A (Class B)
85,620	g	Navient Private Education Refi Loan Trust	1.310	01/15/69	86,159
		Series - 2020 HA (Class A)
100,000	g	Navient Private Education Refi Loan Trust	2.780	01/15/69	97,947
		Series - 2020 HA (Class B)
248,221	g	Navient Student Loan Trust	3.390	12/15/59	261,713
		Series - 2019 BA (Class A2A)
250,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	1.248	04/16/33	250,105
		Series - 2021 40A (Class A)
250,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	1.588	04/16/33	250,051
		Series - 2021 40A (Class B)
248,911	g	Oak Street Investment Grade Net Lease Fund Series	1.480	01/20/51	247,815
		Series - 2021 1A (Class A1)
500,000	g,i	Octagon Investment Partners 46 Ltd	1.891	07/15/33	500,835
		Series - 2020 2A (Class A)
250,000	g	OneMain Financial Issuance Trust	3.840	05/14/32	262,290
		Series - 2020 1A (Class A)
150,000	g	OneMain Financial Issuance Trust	1.750	09/14/35	150,317
		Series - 2020 2A (Class A)
250,000	g	Oportun Funding XIV LLC	1.210	03/08/28	249,914
		Series - 2021 A (Class A)
200,000	g	PFS Financing Corp	1.270	06/15/25	202,704
		Series - 2020 A (Class A)
125,000	g	PFS Financing Corp	1.000	10/15/25	125,751
		Series - 2020 E (Class A)
200,000	g	PFS Financing Corp	0.970	02/15/26	200,796
		Series - 2020 G (Class A)
250,000	g	PFS Financing Corp	0.960	04/15/26	248,366
		Series - 2021 A (Class B)
100,000	g	Progress Residential Trust	2.937	10/17/36	101,687
		Series - 2019 SFR4 (Class B)
250,000		Santander Drive Auto Receivables Trust	1.480	01/15/27	251,489
		Series - 2020 4 (Class D)
125,000	g	ServiceMaster Funding LLC	2.841	10/30/51	127,659
		Series - 2020 1 (Class A2I)
246,875	g	SERVPRO Master Issuer LLC	3.882	10/25/49	254,582
		Series - 2019 1A (Class A2)
250,000	g	SERVPRO Master Issuer LLC	2.394	04/25/51	246,974
		Series - 2021 1A (Class A2)
472,067	†,g	Settlement Fee Finance LLC	3.840	11/01/49	467,181
		Series - 2019 1A (Class A)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 207,751	g	Sierra Timeshare Receivables Funding LLC	3.200%	03/20/34	$210,062
		Series - 2017 1A (Class B)
94,726	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	98,198
		Series - 2019 1A (Class A)
100,000	g	Sierra Timeshare Receivables Funding LLC	0.990	11/20/37	99,751
		Series - 2021 1A (Class A)
100,000	g	Sierra Timeshare Receivables Funding LLC	1.340	11/20/37	99,758
		Series - 2021 1A (Class B)
100,000	g	Sierra Timeshare Receivables Funding LLC	1.790	11/20/37	100,159
		Series - 2021 1A (Class C)
37,022	g	SoFi Professional Loan Program LLC	2.760	12/26/36	37,562
		Series - 2016 A (Class A2)
304,228	g	SoFi Professional Loan Program LLC	2.840	01/25/41	311,353
		Series - 2017 F (Class A2FX)
114,763	g	SoFi Professional Loan Program LLC	2.060	05/15/46	115,418
		Series - 2020 A (Class A1FX)
133,945	g	SolarCity LMC	4.020	07/20/44	135,724
		Series - 2014 2 (Class A)
380,829	g	Sonic Capital LLC	3.845	01/20/50	394,646
		Series - 2020 1A (Class A2I)
250,000	g	Stack Infrastructure Issuer LLC	1.893	08/25/45	250,610
		Series - 2020 1A (Class A2)
250,000	†,g	Stack Infrastructure Issuer LLC	1.877	03/26/46	248,047
		Series - 2021 1A (Class A2)
6,041	i	Structured Asset Investment Loan Trust	1.009	09/25/34	5,840
		Series - 2004 8 (Class M1)
13,816	i	Structured Asset Investment Loan Trust	1.109	09/25/34	13,765
		Series - 2004 8 (Class A9)
96,250	g	Taco Bell Funding LLC	4.970	05/25/46	104,296
		Series - 2016 1A (Class A23)
293,250	g	Taco Bell Funding LLC	4.318	11/25/48	294,693
		Series - 2018 1A (Class A2I)
43,746	g	TLF National Tax Lien Trust	3.840	12/15/29	44,029
		Series - 2017 1A (Class B)
98,468	g	Tricon American Homes Trust	2.716	09/17/34	99,115
		Series - 2017 SFR1 (Class A)
100,000	g	Tricon American Homes Trust	4.011	09/17/34	101,226
		Series - 2017 SFR1 (Class E)
98,934	g	Tricon American Homes Trust	2.928	01/17/36	101,273
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust	3.275	01/17/36	102,065
		Series - 2017 SFR2 (Class B)
250,000	g,i	Ursa Re II Ltd	3.765	12/07/23	255,525
483,750	g	Wendys Funding LLC	3.573	03/15/48	497,251
		Series - 2018 1A (Class A2I)
500,000	g	Wingstop Funding LLC	2.841	12/05/50	506,365
		Series - 2020 1A (Class A2)

		TOTAL ASSET BACKED			19,730,444

OTHER MORTGAGE BACKED - 8.1%
11,565	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	11,716
		Series - 2014 3 (Class A13)
269,823	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	273,060
		Series - 2015 6 (Class A9)
19,902	i	Alternative Loan Trust	0.859	06/25/34	20,416
		Series - 2004 8CB (Class M1)
200,000	g	BBCMS Trust	4.197	08/10/35	223,140
		Series - 2015 SRCH (Class A2)
400,000		Benchmark Mortgage Trust	4.267	03/15/52	449,001
		Series - 2019 B9 (Class AS)
250,000	g,i	CF Mortgage Trust	3.603	04/15/52	249,982
		Series - 2020 P1 (Class A2)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000		CFCRE Commercial Mortgage Trust	3.644%	12/10/54	$541,454
		Series - 2016 C7 (Class ASB)
16,268	i	CHL Mortgage Pass-Through Trust	2.675	02/20/35	16,468
		Series - 2004 HYB9 (Class 1A1)
250,000	g,i	Citigroup Commercial Mortgage Trust	3.518	05/10/35	259,370
		Series - 2013 375P (Class B)
745,447		COMM Mortgage Trust	2.853	10/15/45	764,463
		Series - 2012 CR4 (Class A3)
1,000,000	g,i	COMM Mortgage Trust	3.950	06/10/46	1,042,038
		Series - 2013 CR8 (Class B)
300,000	i	COMM Mortgage Trust	3.603	03/10/48	323,582
		Series - 2015 CR22 (Class AM)
200,000	g,i	COMM Mortgage Trust	4.106	03/10/48	199,767
		Series - 2015 CR22 (Class D)
250,000		COMM Mortgage Trust	3.801	05/10/48	270,395
		Series - 2015 CR23 (Class AM)
550,000	i	COMM Mortgage Trust	4.183	05/10/48	592,596
		Series - 2015 CR23 (Class B)
200,000	i	COMM Mortgage Trust	4.293	05/10/48	212,685
		Series - 2015 CR23 (Class C)
500,000		COMM Mortgage Trust	3.696	08/10/48	549,201
		Series - 2015 CR24 (Class A5)
250,000		COMM Mortgage Trust	3.984	10/10/48	274,198
		Series - 2015 CR27 (Class AM)
600,000	i	COMM Mortgage Trust	4.158	10/10/48	660,604
		Series - 2015 LC23 (Class AM)
116,346	i	Connecticut Avenue Securities	2.709	05/25/24	114,389
		Series - 2014 C02 (Class 1M2)
146,833	i	Connecticut Avenue Securities	3.109	07/25/24	144,757
		Series - 2014 C03 (Class 1M2)
6,310	i	Connecticut Avenue Securities	5.109	11/25/24	6,366
		Series - 2014 C04 (Class 2M2)
14,393	i	Connecticut Avenue Securities	5.659	04/25/28	15,182
		Series - 2015 C04 (Class 2M2)
22,885	i	Connecticut Avenue Securities	5.809	04/25/28	24,275
		Series - 2015 C04 (Class 1M2)
24,732	i	Connecticut Avenue Securities	6.859	08/25/28	26,157
		Series - 2016 C01 (Class 1M2)
20,695	i	Connecticut Avenue Securities	6.109	09/25/28	21,800
		Series - 2016 C02 (Class 1M2)
36,311	i	Connecticut Avenue Securities	6.009	10/25/28	38,401
		Series - 2016 C03 (Class 2M2)
48,816	i	Connecticut Avenue Securities	4.559	01/25/29	50,791
		Series - 2016 C05 (Class 2M2)
89,980	i	Connecticut Avenue Securities	0.959	09/25/29	87,852
		Series - 2017 C02 (Class 2ED4)
12,601	i	Connecticut Avenue Securities	2.309	01/25/30	12,609
		Series - 2017 C05 (Class 1M2A)
14,453	i	Connecticut Avenue Securities	2.359	07/25/30	14,462
		Series - 2018 C01 (Class 1M2)
32,104	i	Connecticut Avenue Securities	0.959	10/25/30	31,894
		Series - 2018 C03 (Class 1EA2)
21,825	i	Connecticut Avenue Securities	2.659	12/25/30	21,866
		Series - 2018 C04 (Class 2M2)
50,837	g,i	Connecticut Avenue Securities	2.559	07/25/31	50,932
		Series - 2019 R01 (Class 2M2)
41,045	g,i	Connecticut Avenue Securities	2.209	09/25/39	41,109
		Series - 2019 R06 (Class 2M2)
207,359	g,i	Connecticut Avenue Securities Trust	2.550	04/25/31	207,683
		Series - 2018 R07 (Class 1M2)
32,268	g,i	Credit Suisse Commercial Mortgage Trust	0.759	05/25/36	32,298
		Series - 2006 CF2 (Class M3)
65,485	g,i	CSMC Trust	3.500	02/25/48	66,475
		Series - 2018 J1 (Class A2)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		DBJPM Mortgage Trust	2.340%	09/15/53	$195,627
		Series - 2020 C9 (Class AM)
575,000	g,i	DBUBS Mortgage Trust	5.615	07/10/44	567,747
		Series - 2011 LC2A (Class D)
100,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	100,246
		Series - 2019 1 (Class M1)
51,970	i	Fieldstone Mortgage Investment Trust	0.844	12/25/35	51,796
		Series - 2005 2 (Class M2)
121,574	g,i	FirstKey Mortgage Trust	3.500	11/25/44	123,752
		Series - 2014 1 (Class A8)
6,387	g,i	Flagstar Mortgage Trust	3.500	03/25/47	6,382
		Series - 2017 1 (Class 1A5)
92,720	g,i	Flagstar Mortgage Trust	4.106	10/25/47	96,131
		Series - 2017 2 (Class B3)
19,422	g,i	Flagstar Mortgage Trust	4.000	09/25/48	19,632
		Series - 2018 5 (Class A11)
29,348	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.726	02/25/48	29,331
		Series - 2018 SPI1 (Class M2)
53,780	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.809	05/25/48	53,716
		Series - 2018 SPI2 (Class M2)
23,839	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	4.489	11/25/48	23,827
		Series - 2018 SPI4 (Class M2B)
21,432	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	21,551
		Series - 2019 PJ2 (Class A4)
44,306	i	HarborView Mortgage Loan Trust	0.730	08/19/45	44,349
		Series - 2005 11 (Class 2A1A)
400,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	420,056
		Series - 2016 10HY (Class A)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.419	07/15/46	100,012
		Series - 2011 C4 (Class C)
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.021	07/05/32	307,790
		Series - 2012 HSBC (Class C)
21,930	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	22,229
		Series - 2016 1 (Class A13)
5,564	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	5,572
		Series - 2017 1 (Class A3)
49,967	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	50,703
		Series - 2017 2 (Class A13)
23,564	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	23,505
		Series - 2018 3 (Class A13)
8,572	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	8,587
		Series - 2018 4 (Class A5)
37,861	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	38,426
		Series - 2018 5 (Class A13)
12,420	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	12,699
		Series - 2018 8 (Class A13)
8,829	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	8,981
		Series - 2018 9 (Class A13)
10,765	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	10,951
		Series - 2019 1 (Class A3)
38,396	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	39,020
		Series - 2019 1 (Class A15)
24,136	g,i	JP Morgan Mortgage Trust	4.757	09/25/49	25,512
		Series - 2019 3 (Class B1)
69,628	g,i	JP Morgan Mortgage Trust	1.059	10/25/49	70,121
		Series - 2019 INV1 (Class A11)
102,540	g,i	JP Morgan Mortgage Trust	3.889	06/25/50	107,230
		Series - 2020 1 (Class B2)
680,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	733,862
		Series - 2014 C21 (Class A5)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917%	05/15/48	$543,659
		Series - 2015 C29 (Class AS)
400,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	416,486
		Series - 2015 C29 (Class B)
500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	548,340
		Series - 2015 C31 (Class AS)
450,000	i	JPMBB Commercial Mortgage Securities Trust	4.620	08/15/48	493,186
		Series - 2015 C31 (Class B)
500,000	g,i	Manhattan West	2.335	09/10/39	501,208
		Series - 2020 1MW (Class B)
74,338	i	Merrill Lynch Mortgage Investors Trust	2.278	01/25/37	71,823
		Series - 2006 WMC1 (Class A1B)
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	02/15/47	354,689
		Series - 2014 C14 (Class AS)
29,963	i	Morgan Stanley Capital I Trust	0.934	08/25/34	29,684
		Series - 2004 HE6 (Class M1)
500,000	g,i	Natixis Commercial Mortgage Securities Trust	1.606	07/15/36	501,456
		Series - 2019 MILE (Class A)
47,412	g,i	New Residential Mortgage Loan Trust	3.750	05/28/52	50,062
		Series - 2015 1A (Class A3)
27,534	g,i	OBX Trust	0.759	06/25/57	27,589
		Series - 2018 1 (Class A2)
12,699	g,i	OBX Trust	0.859	07/25/58	12,702
		Series - 2018 EXP2 (Class 2A1A)
20,926	g,i	Sequoia Mortgage Trust	3.500	05/25/45	21,293
		Series - 2015 2 (Class A1)
59,388	g,i	Sequoia Mortgage Trust	3.500	11/25/46	59,786
		Series - 2016 3 (Class A10)
38,140	g,i	Sequoia Mortgage Trust	3.500	02/25/47	38,686
		Series - 2017 2 (Class A19)
35,862	g,i	Sequoia Mortgage Trust	3.500	02/25/48	36,549
		Series - 2018 2 (Class A1)
107,921	g,i	Sequoia Mortgage Trust	3.500	03/25/48	109,978
		Series - 2018 3 (Class A1)
6,090	g,i	Sequoia Mortgage Trust	3.500	03/25/48	6,090
		Series - 2018 3 (Class A4)
15,509	g,i	Sequoia Mortgage Trust	4.000	11/25/48	15,677
		Series - 2018 8 (Class A19)
49,315	g,i	Sequoia Mortgage Trust	4.000	06/25/49	50,221
		Series - 2019 2 (Class A1)
24,658	g,i	Sequoia Mortgage Trust	4.000	06/25/49	24,975
		Series - 2019 2 (Class A19)
425,320	g,i	Sequoia Mortgage Trust	3.500	11/25/49	430,226
		Series - 2019 4 (Class A1)
170,298	g,i	Sequoia Mortgage Trust	3.500	12/25/49	171,936
		Series - 2019 5 (Class A1)
95,793	g,i	Sequoia Mortgage Trust	3.500	12/25/49	96,714
		Series - 2019 5 (Class A19)
98,651	g,i	Sequoia Mortgage Trust	3.500	03/25/50	100,722
		Series - 2020 2 (Class A1)
93,487	g,i	Sequoia Mortgage Trust	3.000	04/25/50	95,608
		Series - 2020 3 (Class A19)
34,173	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	34,655
		Series - 2017 1 (Class A19)
4,502	i	Structured Agency Credit Risk Debt Note (STACR)	4.259	01/25/25	4,502
		Series - 2015 DN1 (Class M3)
12,873	i	STACR	1.909	07/25/30	12,785
		Series - 2018 DNA1 (Class M2)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 58,727	i	STACR	2.472%	08/25/30	$58,727
		Series - 2018 HQA1 (Class M2)
14,166	g,i	STACR	4.023	09/25/47	14,150
		Series - 2017 SPI1 (Class M2)
12,098	g,i	STACR	4.148	08/25/48	12,070
		Series - 2018 SPI3 (Class M2)
2,384	g,i	STACR	4.489	11/25/48	2,381
		Series - 2018 SPI4 (Class M2)
66,162	g,i	STACR	2.159	11/25/49	66,162
		Series - 2019 HQA4 (Class M2)
40,000	g,i	STACR	1.959	02/25/50	39,845
		Series - 2020 DNA2 (Class M2)
60,000	g,i	STACR	3.209	03/25/50	60,674
		Series - 2020 HQA2 (Class M2)
675,000	g,i	UBS-Barclays Commercial Mortgage Trust	3.875	04/10/46	681,649
		Series - 2013 C6 (Class B)
86,073	g	VERUS A3 (Step Bond)	1.733	05/25/65	86,103
		Series - 2020 5 (Class A3)
100,000	g,i	Verus Securitization Trust	3.781	05/25/59	98,883
		Series - 2019 2 (Class M1)
13,421	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	13,589
		Series - 2019 2 (Class A17)
42,815	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	43,781
		Series - 2019 4 (Class A1)
40,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	41,727
		Series - 2013 C13 (Class AS)

		TOTAL OTHER MORTGAGE BACKED			17,343,805

		TOTAL STRUCTURED ASSETS			37,074,249

		(Cost $36,422,538)
		TOTAL BONDS			201,708,693

		(Cost $196,927,871)

SHARES		COMPANY

COMMON STOCKS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
6,401	*	Cirque Du Soleil Holding USA Newco, Inc			47,687

		TOTAL MEDIA & ENTERTAINMENT			47,687

		TOTAL COMMON STOCKS			47,687

		(Cost $33,445)
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
3,600		Bank of America Corp			90,000
5,517	*,e	Federal Home Loan Mortgage Corp			27,805
17,265	*	Federal National Mortgage Association			95,821
4,000	*	JPMorgan Chase & Co			102,480

		TOTAL BANKS			316,106

		TOTAL PREFERRED STOCKS			316,106

		(Cost $759,550)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 16.9%

GOVERNMENT AGENCY DEBT - 6.7%
$ 1,500,000		Federal Home Loan Bank (FHLB)	0.005%	04/06/21	$1,500,000
5,000,000		FHLB	0.004	04/21/21	5,000,000
8,000,000		FHLB	0.014	05/12/21	7,999,909

		TOTAL GOVERNMENT AGENCY DEBT			14,499,909

TREASURY DEBT - 9.8%
EGP 3,275,000		Egypt Treasury Bill	0.000	05/25/21	204,883
5,939,000		United States Treasury Bill	0.007	04/01/21	5,939,000
12,000,000		United States Treasury Bill	0.002	04/08/21	11,999,988
2,975,000		United States Treasury Bill	0.010	05/13/21	2,974,931

		TOTAL TREASURY DEBT			21,118,802

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
819,805	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		819,805

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			819,805

		TOTAL SHORT-TERM INVESTMENTS			36,438,516

		(Cost $36,439,137)
		TOTAL INVESTMENTS - 112.5%			242,019,150
		(Cost $237,697,537)
		OTHER ASSETS & LIABILITIES, NET - (12.5)%			(26,840,156)

		NET ASSETS - 100.0%			$215,178,994

Abbreviation(s):

EGP	Egyptian Pound
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $829,118.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the aggregate value of these securities is $53,317,028 or 24.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$120,717	EUR	99,066	Australia and New Zealand Banking Group	04/22/21	$4,321

Abbreviation(s):

EUR	Euro

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 99.8%[a]

FIXED INCOME - 49.4%
3,422,630	TIAA-CREF Life Core Bond Fund	$36,930,172

	TOTAL FIXED INCOME	36,930,172

INTERNATIONAL EQUITY - 10.0%
784,540	TIAA-CREF Life International Equity Fund	7,476,671

	TOTAL INTERNATIONAL EQUITY	7,476,671

U.S. EQUITY - 40.4%
298,089	TIAA-CREF Life Growth Equity Fund	6,689,106
333,527	TIAA-CREF Life Growth & Income Fund	7,531,046
405,497	TIAA-CREF Life Large-Cap Value Fund	6,885,333
95,048	TIAA-CREF Life Real Estate Securities Fund	1,489,407
92,651	TIAA-CREF Life Small-Cap Equity Fund	1,516,692
171,074	TIAA-CREF Life Stock Index Fund	6,026,951

	TOTAL U.S. EQUITY	30,138,535

	TOTAL TIAA-CREF LIFE FUNDS	74,545,378

	(Cost $59,005,631)
	TOTAL INVESTMENTS - 99.8%	74,545,378
	(Cost $59,005,631)
	OTHER ASSETS & LIABILITIES, NET—0.2%	132,573

	NET ASSETS - 100.0%	$74,677,951

a	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustee’s. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1—Inputs are unadjusted and prices are determined using quoted prices inactive markets for identical securities.
•	Level 2—Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3—Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

As of March 31, 2021, 100% of the value of investments in the Balanced Fund was valued based on Level 1 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of March 31, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Communication services	$27,877,129	$1,978,862	$—	$29,855,991
Consumer discretionary	30,776,092	3,408,582	—	34,184,674
Consumer staples	7,508,729	790,341	—	8,299,070
Health care	17,047,427	3,100,401	—	20,147,828
Industrials	7,824,968	1,172,986	—	8,997,954
Information technology	55,388,208	1,537,437	—	56,925,645
All other equity investments*	2,176,286	—	—	2,176,286
Short-term investments	165,123	4,179,000	—	4,344,123
Total	$148,763,962	$16,167,609	$—	$164,931,571
Growth & Income
Equity investments:
Consumer discretionary	$25,769,026	$1,035,083	$—	$26,804,109
Consumer staples	11,020,792	829,536	—	11,850,328
Financials	18,160,655	720,997	—	18,881,652
Health care	21,919,181	1,998,404	—	23,917,585
Industrials	18,227,644	1,185,816	—	19,413,460
Materials	8,044,114	197,959	—	8,242,073
Utilities	1,870,671	469,528	—	2,340,199
All other equity investments*	73,707,274	—	—	73,707,274
Short-term investments	304,437	772,000	—	1,076,437
Purchased options**	23,582	—	—	23,582
Written options**	(203,918)	—	—	(203,918)
Total	$178,843,458	$7,209,323	$—	$186,052,781
Large-Cap Value
Equity investments*	$82,134,130	$—	$—	$82,134,130
Short-term investments	—	1,444,000	—	1,444,000
Total	$82,134,130	$1,444,000	$—	$83,578,130
Real Estate Securities
Equity investments:
Internet services & infrastructure	$932,534	$778,646	$—	$1,711,180
Residential REITs	19,189,590	424,484	—	19,614,074
All other equity investments*	63,730,188	—	—	63,730,188
Short-term investments	—	1,041,000	—	1,041,000
Total	$83,852,312	$2,244,130	$—	$86,096,442
Small-Cap Equity
Equity investments*	$69,233,830	$—	$—	$69,233,830
Short-term investments	207,112	1,652,000	—	1,859,112
Futures contracts**	(35,995)	—	—	(35,995)
Total	$69,404,947	$1,652,000	$—	$71,056,947
Social Choice Equity
Equity investments*	$86,367,103	$—	$—	$86,367,103
Short-term investments	94,966	1,522,000	—	1,616,966
Futures contracts**	16,683	—	—	16,683
Total	$86,478,752	$1,522,000	$—	$88,000,752

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Stock Index
Equity investments:
Financials	$83,109,128	$—	$117	$83,109,245
Health care	96,210,907	—	1,629	96,212,536
All other equity investments*	531,984,137	—	—	531,984,137
Short-term investments	1,169,019	5,408,000	—	6,577,019
Futures contracts**	74,766	—	—	74,766
Total	$712,547,957	$5,408,000	$1,746	$717,957,703
International Equity
Equity investments:
Asia	$1,082,470	$27,792,468	$—	$28,874,938
Australasia	—	7,641,195	—	7,641,195
Europe	—	72,952,946	—	72,952,946
All other equity investments*	5,036,292	10,594,268	—	15,630,560
Short-term investments	185,579	2,363,000	—	2,548,579
Total	$6,304,341	$121,343,877	$—	$127,648,218
Core Bond
Bank loan obligations	$—	$3,508,148	$—	$3,508,148
Corporate bonds	—	90,569,817	—	90,569,817
Government bonds	—	73,893,405	171,222	74,064,627
Structured assets	—	36,358,659	715,590	37,074,249
Common stocks	—	47,687	—	47,687
Preferred stocks	316,106	—	—	316,106
Short-term investments	819,805	35,618,711	—	36,438,516
Forward foreign currency contracts**	—	4,321	—	4,321
Total	$1,135,911	$240,000,748	$886,812	$242,023,471

*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.